UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04550

The MainStay Funds

         (Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

                      (Address of principal executive offices)         (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-394-4437

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2010 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments  January 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.6%†
	Aerospace & Defense 1.9%
	Boeing Co. (The)	1,589	$96,293
	Honeywell International, Inc.	15,926	615,381
	ITT Corp.	8,478	409,572
	L-3 Communications Holdings, Inc.	8,291	690,972
	Lockheed Martin Corp.	23,407	1,744,290
	Northrop Grumman Corp.	25,886	1,465,148
	Raytheon Co.	10,036	526,187
	United Technologies Corp.	7,112	479,918
			6,027,761
	Air Freight & Logistics 0.7%
	FedEx Corp.	18,350	1,437,723
	United Parcel Service, Inc. Class B	11,946	690,120
			2,127,843
	Airlines 0.0%‡
	Southwest Airlines Co.	9,113	103,250

	Auto Components 0.1%
	Johnson Controls, Inc.	6,334	176,275

	Automobiles 0.5%
	Ford Motor Co. (a)	130,083	1,410,100

	Beverages 1.6%
	Coca-Cola Co. (The)	46,475	2,521,269
	Coca-Cola Enterprises, Inc.	46,246	933,707
	Pepsi Bottling Group, Inc. (The)	48	1,785
	PepsiCo, Inc.	24,557	1,464,088
			4,920,849
	Biotechnology 1.1%
	Amgen, Inc. (a)	59,187	3,461,256

	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	46,503	1,352,772
	Charles Schwab Corp. (The)	70,518	1,289,774
	Goldman Sachs Group, Inc. (The)	10,833	1,611,084
	Northern Trust Corp.	13,509	682,475
	Raymond James Financial, Inc.	14,023	354,922
	State Street Corp.	47,961	2,056,568
			7,347,595
	Chemicals 1.3%
	Ashland, Inc.	12,059	487,304
	CF Industries Holdings, Inc.	7,198	668,406
	Dow Chemical Co. (The)	12,315	333,613
	E.I. du Pont de Nemours & Co.	17,973	586,100
	Eastman Chemical Co.	16,282	920,422
	Lubrizol Corp. (The)	10,904	803,516
	Monsanto Co.	9	683
	PPG Industries, Inc.	136	7,981
	RPM International, Inc.	4,989	93,294
	Terra Industries, Inc.	4,124	130,318
			4,031,637
	Commercial Banks 3.1%
	BB&T Corp.	10,950	305,177
	M&T Bank Corp.	4,201	309,824
	PNC Financial Services Group, Inc.	25,836	1,432,089
	U.S. Bancorp	115,405	2,894,357
	Wells Fargo & Co.	168,460	4,789,318
			9,730,765
	Commercial Services & Supplies 0.3%
	R.R. Donnelley & Sons Co.	45,989	911,502

	Communications Equipment 2.4%
	3Com Corp. (a)	16,135	120,206
	Cisco Systems, Inc. (a)	151,268	3,398,992
	CommScope, Inc. (a)	1,966	53,495
	Harris Corp.	13,106	562,509
	QUALCOMM, Inc.	80,912	3,170,941
	Tellabs, Inc. (a)	20,935	134,612
			7,440,755
	Computers & Peripherals 8.2%
¤	Apple, Inc. (a)	35,347	6,790,866
	Dell, Inc. (a)	163,660	2,111,214
	EMC Corp. (a)	155,077	2,585,134
¤	Hewlett-Packard Co.	107,203	5,046,045
¤	International Business Machines Corp.	54,296	6,645,287
	Teradata Corp. (a)	17,068	477,392
	Western Digital Corp. (a)	47,215	1,793,698
			25,449,636
	Construction & Engineering 0.1%
	Shaw Group, Inc. (The) (a)	8,546	275,950

	Consumer Finance 1.3%
	American Express Co.	64,764	2,439,012
	Discover Financial Services	115,832	1,584,582
			4,023,594
	Containers & Packaging 0.0%‡
	Bemis Co., Inc.	3,071	86,172
	Temple-Inland, Inc.	438	7,608
			93,780
	Distributors 0.1%
	Genuine Parts Co.	7,695	289,948

	Diversified Consumer Services 0.3%
	Apollo Group, Inc. Class A (a)	17,691	1,071,898

	Diversified Financial Services 3.5%
	Bank of America Corp.	246,111	3,735,965
	Citigroup, Inc. (a)	218,309	724,786
¤	JPMorgan Chase & Co.	162,900	6,343,326
			10,804,077
	Diversified Telecommunication Services 3.1%
¤	AT&T, Inc.	228,272	5,788,978
	Verizon Communications, Inc.	130,921	3,851,696
			9,640,674
	Electric Utilities 0.4%
	Exelon Corp.	25,274	1,153,000

	Electrical Equipment 0.7%
	Emerson Electric Co.	38,875	1,614,867
	Hubbel, Inc. Class B	9,262	398,822
			2,013,689
	Electronic Equipment & Instruments 0.8%
	Arrow Electronics, Inc. (a)	19,347	508,246
	Avnet, Inc. (a)	24,273	641,778
	Ingram Micro, Inc. Class A (a)	26,329	444,960
	Jabil Circuit, Inc.	40,245	582,747
	Tech Data Corp. (a)	6,085	247,964
			2,425,695
	Energy Equipment & Services 2.5%
	Diamond Offshore Drilling, Inc.	1,881	172,168
	ENSCO International PLC, Sponsored ADR (b)	20,339	793,831
	Helmerich & Payne, Inc.	15,008	627,785
	Nabors Industries, Ltd. (a)	61,532	1,372,164
	National-Oilwell Varco, Inc.	42,925	1,755,632
	Oceaneering International, Inc. (a)	2,216	121,215
	Patterson-UTI Energy, Inc.	22,356	343,388
	Pride International, Inc. (a)	24,302	719,339
	Rowan Cos., Inc. (a)	24,726	531,114
	Schlumberger, Ltd.	14,578	925,120
	Smith International, Inc.	7,953	241,135
	Tidewater, Inc.	1,990	93,172
			7,696,063
	Food & Staples Retailing 2.7%
	Costco Wholesale Corp.	14,778	848,701
	CVS Caremark Corp.	1,364	44,153
	Safeway, Inc.	25,361	569,354
	Sysco Corp.	2,582	72,270
	Wal-Mart Stores, Inc.	81,333	4,345,622
	Walgreen Co.	65,428	2,358,679
	Whole Foods Market, Inc. (a)	7,982	217,270
			8,456,049
	Food Products 1.2%
	Archer-Daniels-Midland Co.	70,984	2,127,390
	ConAgra Foods, Inc.	19,726	448,569
	Hormel Foods Corp.	1,892	73,220
	Sara Lee Corp.	3,941	47,844
	Smithfield Foods, Inc. (a)	2,884	43,433
	Tyson Foods, Inc. Class A	59,741	825,621
			3,566,077
	Gas Utilities 0.3%
	Energen Corp.	4,341	190,787
	ONEOK, Inc.	2,130	89,865
	Questar Corp.	14,608	605,940
	UGI Corp.	2,281	55,907
			942,499
	Health Care Equipment & Supplies 0.8%
	Baxter International, Inc.	1,148	66,113
	Beckman Coulter, Inc.	2,318	151,528
	CareFusion Corp. (a)	27,557	709,593
	Hologic, Inc. (a)	5,168	77,882
	Hospira, Inc. (a)	14,033	710,631
	Kinetic Concepts, Inc. (a)	3,800	156,902
	Medtronic, Inc.	5,189	222,556
	Stryker Corp.	6,281	326,109
	Zimmer Holdings, Inc. (a)	2,686	151,276
			2,572,590
	Health Care Providers & Services 4.6%
	Aetna, Inc.	24,753	741,847
	AmerisourceBergen Corp.	49,580	1,351,551
	Cardinal Health, Inc.	10,178	336,587
	Community Health Systems, Inc. (a)	7,441	242,725
	Coventry Health Care, Inc. (a)	25,372	580,511
	Humana, Inc. (a)	29,245	1,421,892
	Lincare Holdings, Inc. (a)	9,365	344,819
	McKesson Corp.	33,690	1,981,646
	Medco Health Solutions, Inc. (a)	40,360	2,481,333
	UnitedHealth Group, Inc.	57,976	1,913,208
	WellPoint, Inc. (a)	43,180	2,751,430
			14,147,549
	Health Care Technology 0.0%‡
	IMS Health, Inc.	4,376	94,697

	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp. (a)	7,677	255,874
	McDonald's Corp.	9,888	617,308
	Starbucks Corp. (a)	55,565	1,210,761
	WMS Industries, Inc. (a)	956	35,449
	Wyndham Worldwide Corp.	28,885	606,296
	Wynn Resorts, Ltd.	3,788	234,402
			2,960,090
	Household Durables 0.6%
	D.R. Horton, Inc.	23,776	280,319
	Fortune Brands, Inc.	8,683	360,952
	Leggett & Platt, Inc.	34,648	632,673
	Lennar Corp. Class A	8,776	134,799
	Mohawk Industries, Inc. (a)	1,178	48,781
	Newell Rubbermaid, Inc.	6,617	89,793
	NVR, Inc. (a)	236	161,457
	Whirlpool Corp.	3,454	259,672
			1,968,446
	Household Products 2.4%
	Kimberly-Clark Corp.	16,960	1,007,254
¤	Procter & Gamble Co. (The)	104,948	6,459,550
			7,466,804
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	1,162	14,676
	Constellation Energy Group, Inc.	29,955	966,947
			981,623
	Industrial Conglomerates 2.5%
	3M Co.	36,777	2,960,181
	Carlisle Cos., Inc.	5,043	169,041
	General Electric Co.	287,474	4,622,582
			7,751,804
	Insurance 3.7%
	Aflac, Inc.	36,659	1,775,395
	American Financial Group, Inc.	1,598	39,646
	American International Group, Inc. (a)	231	5,597
	Assurant, Inc.	19,502	612,948
	Berkshire Hathaway, Inc. Class B (a)	28,570	2,183,605
	Chubb Corp. (The)	42,158	2,107,900
	Everest Re Group, Ltd.	8,465	725,789
	First American Corp.	4,884	144,420
	HCC Insurance Holdings, Inc.	18,085	490,104
	Principal Financial Group, Inc.	7,427	171,192
	Progressive Corp. (The)	8,898	147,529
	Reinsurance Group of America, Inc.	1,482	72,203
	Torchmark Corp.	6,676	299,753
	Travelers Cos., Inc. (The)	48,494	2,457,191
	Unum Group	9,163	179,320
			11,412,592
	Internet & Catalog Retail 0.7%
	Amazon.com, Inc. (a)	8,089	1,014,441
	Expedia, Inc. (a)	41,627	891,234
	NetFlix, Inc. (a)	131	8,155
	Priceline.com, Inc. (a)	805	157,257
			2,071,087
	Internet Software & Services 2.4%
	eBay, Inc. (a)	92,779	2,135,772
¤	Google, Inc. Class A (a)	9,921	5,252,376
	VeriSign, Inc. (a)	4,991	114,344
			7,502,492
	IT Services 1.2%
	Broadridge Financial Solutions LLC	22,482	488,309
	Computer Sciences Corp. (a)	33,439	1,715,421
	Convergys Corp. (a)	14,070	150,549
	Global Payments, Inc.	12,972	577,254
	Hewitt Associates, Inc. Class A (a)	6,637	262,029
	SAIC, Inc. (a)	5,904	108,220
	Total System Services, Inc.	3,719	53,219
	Visa, Inc. Class A	3,982	326,643
	Western Union Co.	9,317	172,737
			3,854,381
	Machinery 1.3%
	Caterpillar, Inc.	41,237	2,154,221
	Dover Corp.	6,152	263,798
	Eaton Corp.	10,263	628,506
	Harsco Corp.	9,794	291,470
	Lincoln Electric Holdings, Inc.	2,568	125,395
	Oshkosh Corp.	14,358	517,893
	SPX Corp.	1,975	107,519
			4,088,802
	Media 3.7%
	Comcast Corp. Class A	189,650	3,002,159
	DIRECTV Class A (a)	75,266	2,284,323
	Gannett Co., Inc.	433	6,993
	Interpublic Group of Cos., Inc. (The) (a)	40,765	263,342
	McGraw-Hill Cos., Inc. (The)	5,191	184,021
	Omnicom Group, Inc.	33,363	1,177,714
	Scripps Networks Interactive Class A	2,491	106,366
	Time Warner Cable, Inc.	35,035	1,527,175
	Time Warner, Inc.	80,395	2,206,843
	Viacom, Inc. Class B (a)	8,963	261,182
	Walt Disney Co. (The)	7,886	233,031
	Washington Post Co. Class B	700	304,234
			11,557,383
	Metals & Mining 1.4%
	Cliffs Natural Resources, Inc.	2,748	109,783
	Freeport-McMoRan Copper & Gold, Inc.	28,906	1,927,741
	Nucor Corp.	34,982	1,427,266
	Reliance Steel & Aluminum Co.	10,172	414,407
	Steel Dynamics, Inc.	21,935	332,973
	Titanium Metals Corp. (a)	2,296	26,702
	United States Steel Corp.	4,214	187,228
			4,426,100
	Multi-Utilities 0.5%
	Ameren Corp.	9,481	242,240
	DTE Energy Corp.	1,550	65,162
	Integrys Energy Group, Inc.	12,191	510,193
	MDU Resources Group, Inc.	22,581	497,234
	PG&E Corp.	6,392	269,998
			1,584,827
	Multiline Retail 2.3%
	Big Lots, Inc. (a)	5,648	160,460
	Dollar Tree, Inc. (a)	7,078	350,503
	Family Dollar Stores, Inc.	3,941	121,698
	J.C. Penney Co., Inc.	29,382	729,555
	Kohl's Corp. (a)	33,014	1,662,915
	Macy's, Inc.	42,971	684,528
	Nordstrom, Inc.	37,087	1,280,985
	Sears Holdings Corp. (a)	5,648	526,845
	Target Corp.	33,937	1,739,950
			7,257,439
	Oil, Gas & Consumable Fuels 9.0%
	Apache Corp.	13,194	1,303,171
	Chesapeake Energy Corp.	51,385	1,273,320
	Chevron Corp.	54,069	3,899,456
	Cimarex Energy Co.	10,203	502,090
	ConocoPhillips	38,320	1,839,360
	Devon Energy Corp.	9,360	626,278
	Encore Acquisition Co. (a)	2,996	142,670
	EOG Resources, Inc.	6,609	597,586
¤	ExxonMobil Corp.	90,985	5,862,164
	Marathon Oil Corp.	70,608	2,104,824
	Murphy Oil Corp.	13,604	694,892
	Newfield Exploration Co. (a)	21,301	1,042,471
	Occidental Petroleum Corp.	15,400	1,206,436
	Peabody Energy Corp.	9,858	415,219
	Williams Cos., Inc.	84,517	1,761,334
	XTO Energy, Inc.	101,579	4,527,376
			27,798,647
	Paper & Forest Products 0.8%
	International Paper Co.	76,741	1,758,136
	MeadWestvaco Corp.	29,476	709,488
			2,467,624
	Personal Products 0.4%
	Estee Lauder Cos., Inc. (The) Class A	22,974	1,206,594

	Pharmaceuticals 5.3%
	Abbott Laboratories	25,674	1,359,182
	Bristol-Myers Squibb Co.	714	17,393
	Endo Pharmaceuticals Holdings, Inc. (a)	18,902	380,119
	Forest Laboratories, Inc. (a)	61,125	1,811,745
	Johnson & Johnson	63,596	3,997,644
	King Pharmaceuticals, Inc. (a)	27,535	330,695
	Merck & Co., Inc.	46,405	1,771,743
¤	Pfizer, Inc.	343,404	6,407,919
	Valeant Pharmaceuticals International (a)	5,457	182,646
			16,259,086
	Professional Services 0.2%
	Manpower, Inc.	12,583	651,674

	Real Estate Investment Trusts 0.4%
	Host Hotels & Resorts, Inc. (a)	16,539	175,313
	Public Storage	12,161	962,908
			1,138,221
	Road & Rail 0.4%
	Burlington Northern Santa Fe Corp.	6,512	649,442
	Ryder System, Inc.	12,530	456,092
			1,105,534
	Semiconductors & Semiconductor Equipment 2.2%
	Intel Corp.	183,137	3,552,858
	Micron Technology, Inc. (a)	149,483	1,303,492
	Texas Instruments, Inc.	87,315	1,964,587
			6,820,937
	Software 4.5%
	CA, Inc.	73,422	1,618,221
	Compuware Corp. (a)	27,244	206,782
	Intuit, Inc. (a)	5,978	177,009
¤	Microsoft Corp.	296,504	8,355,483
	Oracle Corp.	97,105	2,239,241
	Sybase, Inc. (a)	8,856	360,173
	Symantec Corp. (a)	64,100	1,086,495
			14,043,404
	Specialty Retail 3.1%
	Abercrombie & Fitch Co. Class A	15,044	474,488
	Advance Auto Parts, Inc.	9,509	375,130
	Aeropostale, Inc. (a)	725	23,845
	AutoNation, Inc. (a)	2,780	50,040
	AutoZone, Inc. (a)	810	125,574
	Best Buy Co., Inc.	5,854	214,549
	Gap, Inc. (The)	80,803	1,541,721
	Home Depot, Inc. (The)	14,399	403,316
	Limited Brands, Inc.	60,089	1,142,893
	Office Depot, Inc. (a)	47,066	267,335
	PetSmart, Inc.	19,991	514,768
	RadioShack Corp.	3,687	71,970
	Ross Stores, Inc.	23,918	1,098,554
	Sherwin-Williams Co. (The)	16,526	1,046,922
	Staples, Inc.	88,928	2,086,251
	Williams-Sonoma, Inc.	12,913	245,089
			9,682,445
	Textiles, Apparel & Luxury Goods 0.4%
	Coach, Inc.	15,569	543,047
	Phillips-Van Heusen Corp.	2,136	83,923
	Polo Ralph Lauren Corp.	8,160	669,120
			1,296,090
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	10,957	145,399

	Tobacco 1.1%
	Philip Morris International, Inc.	63,152	2,874,048
	Reynolds American, Inc.	8,636	459,435
			3,333,483
	Trading Companies & Distributors 0.5%
	W.W. Grainger, Inc.	14,060	1,395,877

	Wireless Telecommunication Services 0.3%
	Sprint Nextel Corp. (a)	117,622	385,800
	Telephone and Data Systems, Inc.	14,089	444,508
			830,308
	Total Common Stocks (Cost $293,707,150)		305,466,246

	Exchange Traded Fund 1.3% (c)
	S&P 500 Index─SPDR Trust Series 1	36,981	3,970,650

	Total Exchange Traded Fund (Cost $4,090,041)		3,970,650

		Principal Amount	Value
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $2,103,711 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $2,150,000 and a Market Value of $2,149,355)	$2,103,709	2,103,709

	Total Short-Term Investment (Cost $2,103,709)		2,103,709

	Total Investments (Cost $299,900,900) (d)	100.6%	311,540,605

	Other Assets, Less Liabilities	(0.6)	(1,983,437)
	Net Assets	100.0%	$309,557,168

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At January 31, 2010, cost is $312,676,107 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$24,177,357
Gross unrealized depreciation	(25,312,859)
Net unrealized depreciation	$(1,135,502)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$305,466,246	$—	$—	$305,466,246
Exchange Traded Fund	3,970,650	—	—	3,970,650
Short-Term Investment
Repurchase Agreement	—	2,103,709	—	2,103,709
Total Investments in Securities	$309,436,896	$2,103,709	$—	$311,540,605

(a)	For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2010 unaudited
		Principal Amount	Value
	Convertible Securities 80.6%†
	Convertible Bonds 76.2%
	Aerospace & Defense 2.2%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$6,455,000	$6,616,375
	3.00%, due 8/1/35	516,000	528,900
	Triumph Group, Inc. 2.625%, due 10/1/26	7,273,000	8,191,216
			15,336,491
	Airlines 1.0%
	UAL Corp. 4.50%, due 6/30/21	7,405,000	6,803,714

	Auto Manufacturers 1.0%
	Ford Motor Co. 4.25%, due 11/15/16	4,999,000	6,717,406

	Auto Parts & Equipment 1.0%
	BorgWarner, Inc. 3.50%, due 4/15/12	5,448,000	6,857,670

	Biotechnology 4.1%
	Amgen, Inc. 0.375%, due 2/1/13	7,100,000	7,188,750
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	7,858,000	9,017,055
	Incyte Corp., Ltd. 4.75%, due 10/1/15 (a)	8,791,000	12,637,062
			28,842,867
	Coal 3.4%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,952,000	6,383,520
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	4,398,000	3,661,335
¤	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	13,776,757
			23,821,612
	Commercial Services 2.3%
	Alliance Data Systems Corp. 1.75%, due 8/1/13	11,211,000	10,818,615
	PHH Corp. 4.00%, due 9/1/14 (a)	5,729,000	5,614,420
			16,433,035
	Computers 1.8%
	EMC Corp.
	1.75%, due 12/1/11 (a)	1,461,000	1,705,718
	1.75%, due 12/1/11	9,481,000	11,069,067
			12,774,785
	Distribution & Wholesale 0.8%
	WESCO International, Inc. 6.00%, due 9/15/29	4,356,000	5,439,555

	Electrical Components & Equipment 0.8%
	General Cable Corp. 0.875%, due 11/15/13	6,226,000	5,463,315

	Electronics 3.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	9,643,000	12,186,341
	Merix Corp. 4.00%, due 5/15/13	5,231,000	5,113,303
	TTM Technologies, Inc. 3.25%, due 5/15/15	6,115,000	5,717,525
			23,017,169
	Energy – Alternate Sources 2.0%
¤	Covanta Holding Corp. 1.00%, due 2/1/27	15,110,000	14,071,188

	Entertainment 1.2%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	2,595,000	2,494,444
	3.625%, due 3/15/25	5,967,000	5,631,356
			8,125,800
	Environmental Controls 0.8%
	Waste Connections, Inc. 3.75%, due 4/1/26	5,459,000	5,902,544

	Food 1.9%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	9,664,000	8,383,520
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	5,749,000	4,800,415
	3.375%, due 5/15/27	462,000	385,770
			13,569,705
	Health Care – Products 4.4%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	15,605,000	9,655,594
	Conmed Corp. 2.50%, due 11/15/24	5,092,000	4,761,020
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	2,230,000	2,299,687
	1.625%, due 4/15/13	13,741,000	14,170,406
			30,886,707
	Home Builders 1.0%
	D.R. Horton, Inc. 2.00%, due 5/15/14	6,184,000	7,111,600

	Internet 1.6%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	Symantec Corp. 0.75%, due 6/15/11	3,170,000	3,344,350
	VeriSign, Inc. 3.25%, due 8/15/37	9,311,000	7,809,601
			11,154,866
	Iron & Steel 4.8%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	10,604,000	13,387,550
	ArcelorMittal 5.00%, due 5/15/14	4,668,000	6,821,115
	Steel Dynamics, Inc. 5.125%, due 6/15/14	5,597,000	6,464,535
	United States Steel Corp. 4.00%, due 5/15/14	4,377,000	6,904,717
			33,577,917
	Media 0.8%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	6,351,000	5,342,779

	Mining 0.8%
	Alcoa, Inc. 5.25%, due 3/15/14	1,417,000	2,966,844
	Sterlite Industries India, Ltd. 4.00%, due 10/30/14	3,036,000	2,952,510
			5,919,354
	Miscellaneous – Manufacturing 0.6%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	2,103,000	3,940,496

	Oil & Gas 5.1%
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	18,115,000	15,465,681
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	5,229,000	5,150,565
¤	Transocean, Inc. Series C 1.50%, due 12/15/37	15,967,000	15,368,238
			35,984,484
	Oil & Gas Services 8.0%
	Cameron International Corp. 2.50%, due 6/15/26	9,543,000	11,940,679
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	16,179,000	21,356,280
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	14,340,000	22,890,225
			56,187,184
	Pharmaceuticals 6.2%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	10,380,000	11,560,725
	Cephalon, Inc. 2.50%, due 5/1/14	5,331,000	5,957,393
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	8,453,000	8,505,831
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	14,407,000	17,360,435
			43,384,384
	Real Estate Investment Trusts 1.4%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	6,293,695
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	3,563,000	3,349,220
			9,642,915
	Semiconductors 6.0%
	Advanced Micro Devices, Inc. 6.00%, due 5/1/15	4,390,000	4,038,800
¤	Intel Corp. 3.25%, due 8/1/39 (a)	12,094,000	13,046,402
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,318,000	7,631,765
	ON Semiconductor Corp. 2.625%, due 12/15/26	8,617,000	8,530,830
	Teradyne, Inc. 4.50%, due 3/15/14	1,358,000	2,537,763
	Verigy, Ltd. 5.25%, due 7/15/14 (a)	5,968,000	6,549,880
			42,335,440
	Software 2.3%
	Sybase, Inc. 3.50%, due 8/15/29 (a)	10,860,000	12,203,925
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	3,170,000	3,601,913
			15,805,838
	Telecommunications 5.1%
	Anixter International, Inc. 1.00%, due 2/15/13	8,293,000	7,629,560
	CommScope, Inc. 3.25%, due 7/1/15	7,618,000	9,246,347
	SBA Communications Corp. 1.875%, due 5/1/13	8,226,000	8,318,543
	Virgin Media, Inc. 6.50%, due 11/15/16 (a)	9,870,000	10,758,300
			35,952,750
	Transportation 0.5%
	DryShips, Inc. 5.00%, due 12/1/14	3,682,000	3,682,000

	Total Convertible Bonds (Cost $506,031,163)		534,085,570

		Shares	Value
	Convertible Preferred Stocks 4.4%
	Chemicals 0.9%
	Celanese Corp. 4.25%	168,710	6,200,092

	Diversified Financial Services 0.6%
	Citigroup, Inc. 7.50%	40,500	4,233,870

	Leisure Time 0.4%
	Callaway Golf Co. (a) 7.50%	20,400	2,493,900

	Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	64,975	6,396,789

	Oil & Gas 0.4%
	Whiting Petroleum Corp. 6.25%	15,800	2,717,600

	Telecommunications 1.2%
	Crown Castle International Corp. 6.25%	150,000	8,625,000

	Total Convertible Preferred Stocks (Cost $30,215,392)		30,667,251

	Total Convertible Securities (Cost $536,246,555)		564,752,821

Common Stocks 9.7%
Apparel 0.7%
Iconix Brand Group, Inc. (f)	405,200	5,113,624

Banks 0.5%
Bank of America Corp.	216,500	3,286,470

Biotechnology 0.3%
InterMune, Inc. (f)	128,300	2,002,763

Computers 0.9%
Hewlett-Packard Co.	135,800	6,392,106

Cosmetics & Personal Care 0.6%
Procter & Gamble Co. (The)	71,700	4,413,135

Diversified Financial Services 0.1%
Morgan Stanley	34,800	931,944

Engineering & Construction 0.3%
McDermott International, Inc. (f)	84,100	1,986,442

Health Care – Products 0.4%
Boston Scientific Corp. (f)	284,600	2,456,098

Oil & Gas 1.1%
Forest Oil Corp. (f)	83,100	2,004,372
Frontier Oil Corp.	187,700	2,338,742
Transocean, Ltd. (f)	35,100	2,974,374
		7,317,488
Oil & Gas Services 1.9%
Baker Hughes, Inc.	124,900	5,655,472
Gulf Island Fabrication, Inc.	16,900	295,074
Halliburton Co.	195,626	5,714,236
ION Geophysical Corp. (f)	371,100	1,762,725
		13,427,507
Pharmaceuticals 1.1%
Merck & Co., Inc.	204,817	7,819,913

Retail 0.6%
Costco Wholesale Corp.	77,203	4,433,768

Software 0.8%
Microsoft Corp.	191,600	5,399,288

Transportation 0.4%
Tidewater, Inc.	65,800	3,080,756

Total Common Stocks (Cost $77,721,379)		68,061,302

	Principal Amount	Value
Short-Term Investment 5.2%
Repurchase Agreement 5.2%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $36,660,364 (Collateralized by a United States Treasury Bill with a rate 0.076% and a maturity date of 3/18/10, with a Principal Amount of $37,400,000 and a Market Value of $37,396,260)	$36,660,333	36,660,333

Total Short-Term Investment (Cost $36,660,333)		36,660,333

Total Investments (Cost $650,628,267) (g)	95.5%	669,474,456

Other Assets, Less Liabilities	4.5	31,204,081
Net Assets	100.0%	$700,678,537

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Fair valued security - The total market value of this security at January 31, 2010 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Restricted security.
(e)	Illiquid security - The total market value of this security at January 31, 2010 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Non-income producing security.
(g)	At January 31, 2010, cost is $652,053,297 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$58,999,731
Gross unrealized depreciation	(41,578,572)
Net unrealized appreciation	$17,421,159

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$534,084,655	$915	$534,085,570
Convertible Preferred Stocks	30,667,251	—	—	30,667,251
Total Convertible Securities	30,667,251	534,084,655	915	564,752,821
Common Stocks	68,061,302	—	—	68,061,302
Short-Term Investment
Repurchase Agreement	—	36,660,333	—	36,660,333
Total Investments in Securities	$98,728,553	$570,744,988	$915	$669,474,456

(a) For detailed industry descriptions, see the Portfolio of Investments.

(b) The level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs Level 3 were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010

Convertible Bonds	$915	$-	$-	$-	$-	$-	$-	$-	$915	$0

Total	$915	$-	$-	$-	$-	$-	$-	$-	$915	$0

MS Convertible Fund
As of January 31, 2010, the Fund held the following restricted security:
Security	Date of Acquisition	Principal Amount	Cost	1/31/10 Value	Percentage of Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Diversified Income Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 91.8%†
	Asset-Backed Securities 3.2%
	Airlines 1.6%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21	$969,933	$766,247
	United Air Lines, Inc. 9.75%, due 1/15/17	1,000,000	1,050,000
			1,816,247
	Diversified Financial Services 0.1%
	Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (a)	110,000	107,733
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (a)(b)	14,244	14,248
			121,981
	Home Equity 1.4%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (c)	80,063	78,687
	Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	106,066	105,041
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.291%, due 4/25/37 (d)	552,594	490,122
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.361%, due 4/25/37 (d)	648,453	499,206
	Morgan Stanley ABS Capital I, Inc. Series 2006-HE8, Class A2B 0.331%, due 10/25/36 (d)	550,000	479,416
			1,652,472
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	75,000	83,952

	Total Asset-Backed Securities (Cost $3,562,393)		3,674,652

	Convertible Bonds 3.3%
	Aerospace & Defense 0.1%
	Triumph Group, Inc. 2.625%, due 10/1/26	59,000	66,449

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	40,000	53,750

	Auto Parts & Equipment 0.1%
	BorgWarner, Inc. 3.50%, due 4/15/12	115,000	144,756

	Biotechnology 0.2%
	Amgen, Inc. 0.375%, due 2/1/13	196,000	198,450
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	59,000	67,702
			266,152
	Coal 0.1%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	48,000	51,480
	Peabody Energy Corp. 4.75%, due 12/15/66	51,000	50,936
			102,416
	Commercial Services 0.0%‡
	Alliance Data Systems Corp. 1.75%, due 8/1/13	53,000	51,145

	Computers 0.1%
	EMC Corp. 1.75%, due 12/1/11	121,000	141,267

	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	43,000	53,696

	Electrical Components & Equipment 0.0%‡
	General Cable Corp. 0.875%, due 11/15/13	56,000	49,140

	Electronics 0.1%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	82,000	103,627
	TTM Technologies, Inc. 3.25%, due 5/15/15	54,000	50,490
			154,117
	Energy - Alternate Sources 0.1%
	Covanta Holding Corp. 1.00%, due 2/1/27	167,000	155,519

	Entertainment 0.0%‡
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	23,000	22,109
	3.625%, due 3/15/25	17,000	16,044
			38,153
	Environmental Controls 0.1%
	Waste Connections, Inc. 3.75%, due 4/1/26	63,000	68,119

	Food 0.2%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	62,000	53,785
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	118,000	98,530
	3.375%, due 5/15/27	40,000	33,400
			185,715
	Health Care - Products 0.3%
	Medtronic, Inc. 1.625%, due 4/15/13	331,000	341,344

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (b)(e)(f)(g)	504,238	50

	Iron & Steel 0.3%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	149,000	188,112
	ArcelorMittal 5.00%, due 5/15/14	36,000	52,605
	Steel Dynamics, Inc. 5.125%, due 6/15/14	37,000	42,735
	United States Steel Corp. 4.00%, due 5/15/14	31,000	48,903
			332,355
	Media 0.0%‡
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	35,000	29,444

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	10,000	20,938

	Miscellaneous - Manufacturing 0.1%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	10,000	18,738
	Textron, Inc. 4.50%, due 5/1/13	42,000	69,405
			88,143
	Oil & Gas 0.3%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	165,000	140,869
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	53,000	52,205
	Transocean, Inc.
	Series C 1.50%, due 12/15/37	154,000	148,225
	Series A 1.625%, due 12/15/37	44,000	43,175
			384,474
	Oil & Gas Services 0.4%
	Cameron International Corp. 2.50%, due 6/15/26	72,000	90,090
	Core Laboratories, L.P. 0.25%, due 10/31/11	122,000	161,040
	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	120,000	191,550
			442,680
	Pharmaceuticals 0.2%
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	149,000	179,545

	Real Estate Investment Trusts 0.0%‡
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	31,000	29,140

	Semiconductors 0.1%
	ON Semiconductor Corp. 2.625%, due 12/15/26	37,000	36,630
	Teradyne, Inc. 4.50%, due 3/15/14	13,000	24,294
			60,924
	Software 0.2%
	Sybase, Inc. 3.50%, due 8/15/29 (a)	161,000	180,924
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	25,000	28,406
			209,330
	Telecommunications 0.1%
	Anixter International, Inc. 1.00%, due 2/15/13	46,000	42,320
	CommScope, Inc. 3.25%, due 7/1/15	24,000	29,130
	SBA Communications Corp. 1.875%, due 5/1/13	78,000	78,877
			150,327
	Total Convertible Bonds (Cost $3,873,390)		3,799,088

	Corporate Bonds 54.5%
	Advertising 0.8%
	Lamar Media Corp. 6.625%, due 8/15/15	920,000	885,500

	Aerospace & Defense 0.1%
	BE Aerospace, Inc. 8.50%, due 7/1/18	60,000	62,850

	Agriculture 0.4%
	Altria Group, Inc. 9.70%, due 11/10/18	295,000	369,460
	Cargill, Inc. 4.375%, due 6/1/13 (a)	85,000	89,226
			458,686
	Airlines 1.9%
¤	Continental Airlines, Inc.
	7.875%, due 7/2/18	673,510	599,424
	9.798%, due 4/1/21	585,678	530,039
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (a)	600,000	621,000
	Northwest Airlines, Inc. 7.027%, due 11/1/19	485,844	427,543
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (f)(h)	117,700	441
	7.875%, due 12/31/49 (f)(h)	25,000	62
	8.70%, due 3/15/49 (f)(h)	5,000	13
	8.875%, due 6/1/49 (f)(h)	30,000	75
	9.875%, due 3/15/37 (f)(h)	65,000	162
	10.00%, due 2/1/49 (f)(h)	168,300	421
			2,179,180
	Auto Manufacturers 2.1%
	Ford Holdings LLC 9.30%, due 3/1/30	155,000	153,450
	Ford Motor Co. 6.625%, due 10/1/28	780,000	604,500
	General Motors Corp. 8.375%, due 7/15/33 (f)	2,215,000	620,200
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)	540,000	562,314
	Navistar International Corp. 8.25%, due 11/1/21	450,000	454,500
			2,394,964
	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	230,000	249,550

	Banks 3.4%
¤	AgriBank FCB 9.125%, due 7/15/19	1,600,000	1,784,118
	BAC Capital Trust XIV 5.63%, due 12/31/49 (d)	800,000	568,000
	Citigroup, Inc. 8.125%, due 7/15/39	790,000	895,836
	GMAC, Inc. 8.00%, due 11/1/31	507,000	485,453
	Morgan Stanley 5.625%, due 9/23/19	100,000	100,930
	Regions Financial Corp. 7.00%, due 3/1/11	110,000	110,063
			3,944,400
	Beverages 0.2%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	95,000	121,837
	Constellation Brands, Inc. 7.25%, due 9/1/16	155,000	155,775
			277,612
	Building Materials 1.9%
	Associated Materials LLC/Associated Materials Finance, Inc. 9.875%, due 11/15/16 (a)	575,000	609,500
	Nortek, Inc. 11.00%, due 12/1/13	276,222	290,033
	Texas Industries, Inc. 7.25%, due 7/15/13	535,000	532,325
	U.S. Concrete, Inc. 8.375%, due 4/1/14	550,000	382,250
	USG Corp. 7.75%, due 1/15/18	445,000	453,900
			2,268,008
	Chemicals 2.4%
	Chevron Phillips Chemica 7.00%, due 6/15/14 (a)	95,000	105,666
	Dow Chemical Co. (The) 8.55%, due 5/15/19	430,000	514,246
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 9.75%, due 11/15/14	450,000	435,375
	Huntsman International LLC 5.50%, due 6/30/16 (a)	875,000	763,437
	Rohm & Haas Co. 7.85%, due 7/15/29	933,000	1,015,471
			2,834,195
	Coal 0.7%
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (a)	750,000	768,750

	Commercial Services 3.1%
	ARAMARK Corp. 8.50%, due 2/1/15	900,000	902,250
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	450,000	427,500
¤	Hertz Corp. (The) 8.875%, due 1/1/14	1,250,000	1,259,375
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (b)(e)(h)	5,000	260
	9.75%, due 1/15/49 (b)(e)(h)	160,000	8,320
	Service Corp. International 8.00%, due 11/15/21	450,000	450,562
	United Rentals North America, Inc. 9.25%, due 12/15/19	600,000	619,500
			3,667,767
	Computers 0.6%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	700,000	726,250

	Diversified Financial Services 3.5%
	American Express Co. 6.80%, due 9/1/66 (d)	750,000	695,625
	American General Finance Corp. 3.25%, due 1/16/13	750,000	800,920
	Capital One Capital III 7.686%, due 8/15/36	900,000	846,000
	CIT Group, Inc.
	7.00%, due 5/1/13	105,137	95,937
	7.00%, due 5/1/14	157,705	141,146
	7.00%, due 5/1/15	157,705	137,203
	7.00%, due 5/1/16	262,843	226,045
	7.00%, due 5/1/17	367,980	313,703
	Citigroup, Inc. 8.50%, due 5/22/19	45,000	52,467
	General Electric Capital Corp. 6.875%, due 1/10/39	600,000	623,526
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35	200,000	168,750
			4,101,322
	Electric 1.6%
	Edison Mission Energy 7.50%, due 6/15/13	700,000	665,000
	Energy Future Holdings Corp. 11.25%, due 11/1/17 (i)	550,000	404,250
	NRG Energy, Inc.
	7.25%, due 2/1/14	345,000	346,294
	8.50%, due 6/15/19	450,000	452,250
			1,867,794
	Entertainment 1.9%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	82,000	72,877
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	1,000,000	860,000
	6.875%, due 2/15/15	10,000	7,325
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	825,000	763,125
	River Rock Entertainment Authority (The) 9.75%, due 11/1/11	500,000	470,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(e)	61,720	37,032
			2,210,359
	Environmental Controls 0.1%
	Allied Waste North America, Inc. 6.125%, due 2/15/14	90,000	92,472

	Food 0.4%
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (a)	550,000	481,250

	Forest Products & Paper 2.5%
	Boise Cascade LLC 7.125%, due 10/15/14	800,000	726,000
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17 (a)	500,000	528,750
	Domtar Corp. 10.75%, due 6/1/17	900,000	1,044,000
	International Paper Co. 7.30%, due 11/15/39	600,000	646,963
			2,945,713
	Health Care - Products 1.2%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	700,000	735,000
	Inverness Medical Innovations, Inc. 9.00%, due 5/15/16	600,000	613,500
			1,348,500
	Health Care - Services 0.2%
Highmark, Inc. 6.80%, due 8/15/13 (a)(b)	245,000	265,122

Home Builders 0.6%
K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (a)	650,000	692,250

Household Products & Wares 0.4%
ACCO Brands Corp. 10.625%, due 3/15/15 (a)	400,000	438,000

Insurance 3.3%
Allstate Corp. (The) 6.50%, due 5/15/57 (d)	875,000	818,125
American General Finance Corp. 6.90%, due 12/15/17	335,000	244,380
Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	775,000	678,614
Liberty Mutual Group, Inc.
7.80%, due 3/15/37 (a)	305,000	262,300
10.75%, due 6/12/58 (a)	400,000	440,000
Lincoln National Corp. 7.00%, due 5/17/66	850,000	711,875
Lumbermens Mutual Casualty Co.
8.45%, due 12/1/97 (a)(f)	35,000	350
9.15%, due 7/1/26 (a)(f)	535,000	5,350
Progressive Corp. (The) 6.70%, due 6/15/37 (d)	750,000	690,000
		3,850,994
Iron & Steel 1.3%
Allegheny Ludlum Corp. 6.95%, due 12/15/25	850,000	792,583
California Steel Industries, Inc. 6.125%, due 3/15/14	750,000	712,500
		1,505,083
Lodging 1.1%
MGM Mirage, Inc.
7.50%, due 6/1/16	235,000	196,225
11.125%, due 11/15/17 (a)	400,000	450,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	650,000	622,375
		1,268,600
Machinery - Construction & Mining 0.8%
Caterpillar, Inc. 6.05%, due 8/15/36	70,000	75,237
Terex Corp. 7.375%, due 1/15/14	825,000	827,062
		902,299
Machinery - Diversified 0.7%
CNH America LLC 7.25%, due 1/15/16	800,000	798,000

Media 1.0%
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (a)	650,000	650,000
Charter Communications Operating LLC
8.00%, due 4/30/12 (a)	185,000	193,325
8.375%, due 4/30/14 (a)	80,000	81,400
ION Media Networks, Inc. 9.041%, due 1/15/13 (a)(d)(f)(i)	62,751	941
Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	220,000	73,975
Time Warner Cable, Inc. 8.25%, due 2/14/14	140,000	166,312
Ziff Davis Media, Inc. 8.788%, due 7/15/11 (b)(e)	40,756	9,782
		1,175,735
Metal Fabricate & Hardware 0.5%
Mueller Water Products, Inc. 7.375%, due 6/1/17	630,000	567,000

Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	55,000	59,538
8.375%, due 4/1/17	220,000	239,250
		298,788
Miscellaneous - Manufacturing 3.5%
American Railcar Industries, Inc. 7.50%, due 3/1/14	1,005,000	949,725
Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (a)	574,000	575,435
Hexcel Corp. 6.75%, due 2/1/15	1,000,000	962,500
Koppers, Inc. 7.875%, due 12/1/19 (a)	500,000	510,000
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	775,000	776,937
SPX Corp. 7.625%, due 12/15/14	295,000	306,063
		4,080,660
Oil & Gas 4.1%
Chesapeake Energy Corp.
6.25%, due 1/15/18	575,000	544,812
6.625%, due 1/15/16	255,000	247,988
Delta Petroleum Corp. 7.00%, due 4/1/15	600,000	441,000
Denbury Resources, Inc. 7.50%, due 12/15/15	600,000	598,500
Frontier Oil Corp. 8.50%, due 9/15/16	100,000	104,500
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (a)	200,000	207,500
KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)	500,000	616,250
Linn Energy LLC 9.875%, due 7/1/18	500,000	537,500
Range Resources Corp. 8.00%, due 5/15/19	70,000	74,550
Swift Energy Co. 8.875%, due 1/15/20	500,000	522,500
Tesoro Corp. 6.50%, due 6/1/17	950,000	904,875
		4,799,975
Oil & Gas Services 1.5%
Basic Energy Services, Inc. 7.125%, due 4/15/16	550,000	473,000
Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (a)	650,000	666,250
Hornbeck Offshore Services, Inc. Class B 6.125%, due 12/1/14	700,000	666,750
		1,806,000
Pharmaceuticals 0.2%
Medco Health Solutions, Inc. 7.25%, due 8/15/13	240,000	273,836

Pipelines 0.9%
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	145,000	142,825
8.50%, due 7/15/16	40,000	40,900
8.75%, due 4/15/18	70,000	72,800
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	50,000	52,250
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
8.25%, due 7/1/16	130,000	131,950
11.25%, due 7/15/17 (a)	525,000	588,000
		1,028,725
Retail 2.2%
CVS Caremark Corp. 5.789%, due 1/10/26 (a)(e)	91,731	87,864
Ferrellgas Partners L.P. 9.125%, due 10/1/17 (a)	725,000	770,312
Home Depot, Inc. 5.40%, due 3/1/16	60,000	64,219
Inergy L.P./Inergy Finance Corp. 6.875%, due 12/15/14	900,000	897,750
Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (i)	758,028	737,182
TJX Cos., Inc. 6.95%, due 4/15/19	40,000	47,372
		2,604,699
	Telecommunications 2.1%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		285,000	200,213
	Cellco Partnership/Verizon Wireless Capital LLC 7.375%, due 11/15/13		100,000	116,430
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14		450,000	452,812
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31		150,000	194,477
	Sprint Capital Corp. 6.90%, due 5/1/19		750,000	667,500
	Sprint Nextel Corp. 8.375%, due 8/15/17		205,000	199,875
	Viasat, Inc. 8.875%, due 9/15/16 (a)		650,000	664,625
				2,495,932
	Textiles 0.3%
	INVISTA 9.25%, due 5/1/12 (a)		355,000	357,663

	Transportation 0.5%
	KAR Holdings, Inc. 10.00%, due 5/1/15		5,000	5,300
	RailAmerica, Inc. 9.25%, due 7/1/17		493,000	522,580
				527,880
	Total Corporate Bonds (Cost $61,627,846)			63,502,363

	Foreign Bonds 5.1%
	Argentina 0.9%
	Republic of Argentina
	2.50%, due 12/31/38		2,000,000	665,000
	8.28%, due 12/31/33		507,561	346,410
				1,011,410
	Brazil 0.5%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	300,000	641,394

	El Salvador 0.3%
	Republic of El Salvador
	7.65%, due 6/15/35		$200,000	203,000
	8.25%, due 4/10/32 (a)		200,000	212,750
				415,750
	Gabon 0.3%
	Gabonese Republic 8.20%, due 12/12/17 (a)		300,000	324,750

	Liberia 0.6%
	Royal Caribbean Cruise, Ltd. Series Reg S 5.625%, due 1/27/14/	EUR	525,000	673,319

	Sri Lanka 0.2%
	Republic of Sri Lanka 7.40%, due 1/22/15 (a)		$200,000	$211,250

	Ukraine 0.5%
	Ukraine Government
	6.875%, due 3/4/11 (a)		175,000	168,000
	7.65%, due 6/11/13 (a)		400,000	372,000
				540,000

	United Kingdom 1.5%
¤	EGG Banking PLC 7.50%, due 5/29/49 (d)	GBP	800,000	1,053,169
	HSH NordBank A.G. 4.375%, due 2/14/17 (d)	EUR	750,000	703,818
				1,756,987

	Venezuela 0.3%
	Republic of Venezuela 9.25%, due 5/7/28		$475,000	331,313

	Total Foreign Bonds (Cost $5,787,549)			5,906,173

	Loan Assignments & Participations 2.4% (j)
	Auto Manufacturers 0.1%
	Ford Motor Co. Term Loan 3.259%, due 12/16/13		168,062	156,988

	Diversified Financial Services 0.3%
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15		300,000	303,750

	Electric 0.3%
	Calpine Corp. First Priority Term Loan 3.135%, due 3/29/14		60,768	57,368
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.731%, due 10/10/14		224,825	183,795
	Term Loan B3 3.731%, due 10/10/14		97,750	79,354
				320,517
	Health Care - Services 0.1%
	Community Health Systems, Inc. Term Loan 2.506%, due 7/25/14		180,125	170,060

	Lodging 0.7%
	Harrahs Operating Co., Inc. Term Loan B1 (zero coupon), due 1/28/15		1,000,000	824,688

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/10 (b)(e)		77,939	10,366

	Media 0.9%
	Charter Communications Operating LLC Replacement Term Loan 2.26%, due 3/6/14		98,990	92,019
	Clear Channel Communication Term Loan B (zero coupon), due 1/28/16		1,200,000	968,400
				1,060,419
	Total Loan Assignments & Participations (Cost $2,937,463)			2,846,788

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.475%, due 11/25/35 (d)		822,580	668,664
	Series 2005-5, Class A2 5.001%, due 10/10/45		244,603	246,905
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.461%, due 12/25/36 (a)(b)(d)		77,151	51,858
	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29		68,172	68,336
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (a)		40,000	40,800
	Total Mortgage-Backed Securities (Cost $1,100,034)			1,076,563

	Municipal Bonds 0.2%
	Ohio 0.1%
	Buckeye, Ohio, Tobacco Settlement Financing Authority 5.75%, due 6/1/34		250,000	207,882

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47		100,000	82,675

	Total Municipal Bonds (Cost $342,660)			290,557

	U.S. Government & Federal Agencies 9.6%
	Fannie Mae (Collateralized Mortgage Obligations) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16		66,590	68,974

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
	3.00%, due 8/1/10		32,760	32,892
	4.34%, due 3/1/35 (d)		50,144	51,857
	5.043%, due 6/1/35 (d)		129,166	136,334
				221,083
¤	Federal National Mortgage Association 1.0%
	4.625%, due 5/1/13		1,135,000	1,221,033

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.4%
	5.50%, due 10/1/38		1,373,329	1,458,592
	6.00%, due 9/1/34		61,191	66,065
	6.00%, due 9/1/35		65,733	71,062
				1,595,719
	Federal Home Loan Mortgage Corporation (Collateralized Mortgage Obligation) 0.1%
	Series 2632, Class NH 3.50%, due 6/15/13		98,971	100,763

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32		2	2

¤	Overseas Private Investment Corporation 1.0%
	5.142%, due 12/15/23		1,094,106	1,168,549

	United States Treasury Bonds 0.6%
	3.50%, due 2/15/39		570,000	477,553
	4.50%, due 8/15/39		275,000	274,656
				752,209
¤	United States Treasury Notes 4.2%
	2.375%, due 10/31/14		150,000	150,926
	3.375%, due 11/15/19		85,000	83,366
	3.625%, due 8/15/19		4,250,000	4,260,957
	4.75%, due 8/15/17		80,000	88,400
	4.875%, due 8/15/16		270,000	301,999
				4,885,648
¤	United States Treasury Inflation Indexed Note 1.0%
	2.625%, due 7/15/17		1,043,710	1,164,389

	Total U.S. Government & Federal Agencies (Cost $10,772,355)			11,178,369

	Yankee Bonds 12.6% (k)
	Advertising 0.6%
	Independencia International, Ltd. 9.875%, due 1/31/17 (f)		100,000	26,250
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (a)		400,000	414,500
	UBS Luxembourg S.A. for OJSC Vimpel Communications Series Reg S 8.25%, due 5/23/16 (a)		300,000	313,500
				754,250
	Aerospace & Defense 0.2%
	Embraer Overseas, Ltd. 6.375%, due 1/15/20		200,000	199,000

	Airlines 0.3%
	TAM Capital 2, Inc. 9.50%, due 1/29/20 (a)		400,000	391,000

	Banks 0.8%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (a)		20,000	119,297
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19		50,000	51,418
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (a)		125,000	128,268
	RSHB Capital S.A. for OJSC Russian Agricultural Bank 6.97%, due 9/21/16 (d)		400,000	403,200
	TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (a)		200,000	230,906
				2,690,076
	Beverages 0.0%‡
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13		50,000	53,767

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (a)(f)		500,000	75,000

	Coal 0.2%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12		260,000	264,290

	Commercial Services 0.5%
	Ashtead Holdings PLC 8.625%, due 8/1/15 (a)		550,000	550,000

	Electric 1.1%
	Intergen N.V. 9.00%, due 6/30/17 (a)		840,000	856,800
	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		400,000	424,000
				1,280,800
	Energy - Alternate Sources 0.1%
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		94,105	96,223

	Engineering & Construction 0.3%
	Odebrecht Finance, Ltd. 7.00%, due 4/21/20 (a)		400,000	403,000

	Entertainment 0.4%
	Galaxy Entertainment Finance Co., Ltd. Series Reg S 9.875%, due 12/15/12		500,000	518,750

	Forest Products & Paper 0.4%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (a)		800,000	428,000

	Gas 0.4%
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)		400,000	415,000

	Holding Company - Diversified 0.6%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.75%, due 10/15/16 (a)		750,000	755,625

	Home Builders 0.4%
	Corporacion GEO SAB de C.V. 8.875%, due 9/25/14 (a)		500,000	520,000

	Household Products & Wares 0.3%
	Controladora Mabe S.A. C.V. 7.875%, due 10/28/19 (a)		400,000	401,000

	Insurance 0.7%
	ING Groep N.V. 5.775%, due 12/29/49 (d)		1,000,000	786,850

	Leisure Time 0.1%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(b)(e)		85,000	117,262

	Media 0.2%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (a)		135,000	176,513

	Mining 1.3%
	FMG Finance Property, Ltd. 10.00%, due 9/1/13 (a)		825,000	872,437
	Novelis, Inc. 7.25%, due 2/15/15		625,000	592,188
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		15,000	19,154
				1,483,779
	Miscellaneous - Manufacturing 0.1%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12		75,000	81,311

	Oil & Gas 2.3%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		200,000	198,500
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13		550,000	441,375
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17		770,000	465,850
¤	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		1,200,000	1,353,000
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (a)		250,000	231,250
				2,689,975
	Oil & Gas Services 0.7%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15		800,000	794,000

	Telecommunications 0.5%
	Nordic Telephone Co. 8.875%, due 5/1/16 (a)		400,000	426,000
	Telecom Italia Capital S.A. 6.20%, due 7/18/11		140,000	148,847
				574,847
	Total Yankee Bonds (Cost $14,851,569)			14,743,330

	Total Long-Term Bonds (Cost $104,855,259)			107,017,883

		Shares		Value
	Common Stocks 1.0%
	Airlines 0.0%‡
	Delta Air Lines, Inc. (h)		25	306

	Building Materials 0.0%‡
	Nortek, Inc. (h)		275	10,863

	Diversified Financial Services 1.0%
	CIT Group, Inc. (h)		19,549	622,049
	Citigroup, Inc. (h)		170,000	564,400
				1,186,449
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(e)(f)		7,233	72

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(e)(h)		100,330	1,003

	Total Common Stocks (Cost $1,044,667)			1,198,693

	Convertible Preferred Stocks 0.5%
	Banks 0.2%
	Bank of America Corp. 7.25% Series L		81	73,305
	Citigroup, Inc. 7.50%		300	31,362
	Wells Fargo & Co. 7.50% Series L		100	94,260
				198,927
	Chemicals 0.1%
	Celanese Corp. 4.25%		3,335	122,561

	Leisure Time 0.0%‡
	Callaway Golf Co. (a) 7.50%		200	24,450

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%		510	50,210
	Vale Capital, Ltd. 5.50%		900	45,990
				96,200
	Oil & Gas 0.0%‡
	Whiting Petroleum Corp. 6.25%		100	17,200

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%		1,300	74,750

	Total Convertible Preferred Stocks (Cost $538,669)			534,088

	Preferred Stock 0.0%‡
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(e) 10.00%		87	1

	Total Preferred Stock (Cost $0)			1

	Principal Amount	Value
Short-Term Investment 6.2%
Repurchase Agreement 6.2%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $7,250,611 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $7,400,000 and a Market Value of $7,400,000)	$7,250,605	7,250,605

Total Short-Term Investment (Cost $7,250,605)		7,250,605

Total Investments (Cost $113,689,200) (l)	99.5%	116,001,270

Other Assets, Less Liabilities	0.5	571,091
Net Assets	100.0%	$116,572,361

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at January 31, 2010 is $515,376, which represents 0.4% of the Fund's net assets.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2010 is $183,728, which represents 0.2% of the Fund's net assets.
(d)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(e)	Fair valued security. The total market value of these securities at January 31, 2010 is $272,012, which represents 0.2% of the Fund's net assets.
(f)	Issue in default.
(g)	Restricted security.
(h)	Non-income producing security.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	At January 31, 2010, cost is $114,006,968 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,935,074
Gross unrealized depreciation	(2,940,772)
Net unrealized appreciation	$1,994,302

The following abbreviations are used in the above portfolio:
€	-Euro
B$	-Brazilian Real
GBP	-Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Asset-Backed Securities	—	3,674,652	—	3,674,652
Convertible Bonds (b)	—	3,799,038	50	3,799,088
Corporate Bonds (c)	—	63,359,105	143,258	63,502,363
Foreign Bonds	—	5,906,173	—	5,906,173
Loan Assignments & Participations (d)	—	2,836,422	10,366	2,846,788
Mortgage-Backed Securities	—	1,076,563	—	1,076,563
Municipal Bonds	—	290,557	—	290,557
U.S. Government & Federal Agencies	—	11,178,369	—	11,178,369
Yankee Bonds (e)	—	14,626,068	117,262	14,743,330
Total Long Term Bonds		106,746,947	270,936	107,017,883
Common Stocks (f)	$1,197,618	$—	$1,075	$1,198,693
Convertible Preferred Stocks	509,638	24,450	—	534,088
Preferred Stocks (g)	—	—	1	1
Short-Term Investment
Repurchase Agreement	—	7,250,605	—	7,250,605
Total Investments in Securities	$1,707,256	$114,022,002	$272,012	$116,001,270
Other Financial Instruments
Foreign Currency Forward Contracts (h)	—	273,992	—	273,992
Total Other Financial Instruments	—	273,992	—	273,992
Total Investments in Securities and Other Financial Instruments	$1,707,256	$114,295,994	$272,012	$116,275,262
(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c) The level 3 securities valued at $260, $8,320, $37,032, $9,782 and $87,864 are held in Commercial Services, Commercial Services, Entertainment, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d) The level 3 security valued at $10,366 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of investments.
(e) The level 3 security valued at $117,262 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f) The level 3 securities valued at $72 and $1,003 are held in Machinery and Media, respectively, within the Common Stocks section of the Portfolio of Investments.
(g) The level 3 security valued at $1 is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(h) The value listed for these securities represents unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(63,265)	$—	$(63,265)
Total Other Financial Instruments	$—	$(63,265)	$—	$(63,265)
(a) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Bonds
Convertible Bonds
Internet
	$50	$-	$-	$-	$-	$-	$-	$-	$50	$-
Corporate Bonds
Commercial Services
	8,580	-	-	-	-	-	-	-	8,580	-
Entertainment
	39,498	311	652	682	-	(4,111)	-	-	37,032	(1,614)
Media
	9,455	11	-	(550)	866	-	-	-	9,782	(550)
Retail
	89,558	(34)	(26)	(739)	-	(895)	-	-	87,864	(743)
Loan Assignments & Participations
Machinery
	32,610	(6,020)	(54,360)	73,628	808	(36,300)	-	-	10,366	102,396
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	36,800	-	-	-	-	-	-	(36,800)	-	-
Yankee Bonds
Leisure Time
	114,696	-	-	2,566	-	-	-	-	117,262	2,566
Common Stocks
Machinery
	73	-	-	(1)	-	-	-	-	72	(1)
Media
	1,003	-	-	-	-	-	-	-	1,003	-
Preferred Stocks
Machinery
	1	-	-	-	-	-	-	-	1	-
Total	$332,324	$(5,732)	$(53,734)	$75,586	$1,674	$(41,306)	$-	$(36,800)	$272,012	$102,054

As of January 31, 2010, the Fund held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Brazilian Real vs. U.S.Dollar, expiring 2/4/10	Barclays Bank PLC	BRL	500,000	USD	264,131	USD	1,027
			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Brazilian Real vs. U.S.Dollar, expiring 2/4/10	Barclays Bank PLC	BRL	500,000		270,621		5,463
Brazilian Real vs. U.S.Dollar, expiring 3/4/10	Barclays Bank PLC	BRL	500,000		262,743		(1,098)
Euro vs. U.S.Dollar, expiring 3/5/10	Chase Manhattan Frankfurt	EUR	5,000,000		7,199,450		267,502
Japanese Yen vs. U.S.Dollar, expiring 3/5/10	Sumitomo Mitsui Banking	JPY	250,000,000		2,707,738		(62,167)
Net unrealized appreciation on foreign currency forward contracts						USD	210,727

As of January 31, 2010, the Fund held the following foreign currencies:
			Currency		Cost		Value
Brazilian Real		BRL	63,452	USD	36,863	USD	33,661
Euro		EUR	53,906		76,461		74,741
Turkish Lira		YTL	240,000		164,900		160,34
Total				USD	278,224	USD	268,750

As of January 31, 2010, the Fund held the following restricted security:

	Date of	Principal		1/31/10	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$504,238	$8,348	$50	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Equity Index Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.4%†
	Aerospace & Defense 2.8%
	Boeing Co. (The)	16,581	$1,004,809
	General Dynamics Corp.	8,805	588,614
	Goodrich Corp.	2,839	175,762
	Honeywell International, Inc.	17,516	676,818
	ITT Corp.	4,189	202,371
	L-3 Communications Holdings, Inc.	2,652	221,018
	Lockheed Martin Corp.	7,300	543,996
	Northrop Grumman Corp.	7,204	407,746
	Precision Castparts Corp.	3,217	338,589
	Raytheon Co.	8,813	462,066
	Rockwell Collins, Inc.	3,586	190,739
	United Technologies Corp.	21,462	1,448,256
			6,260,784
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	3,871	219,215
	Expeditors International of Washington, Inc.	4,894	166,885
	FedEx Corp.	7,131	558,714
	United Parcel Service, Inc. Class B	22,659	1,309,010
			2,253,824
	Airlines 0.1%
	Southwest Airlines Co.	16,926	191,772

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	5,559	74,157
	Johnson Controls, Inc.	15,319	426,328
			500,485
	Automobiles 0.4%
	Ford Motor Co. (a)	76,059	824,480
	Harley-Davidson, Inc.	5,371	122,136
			946,616
	Beverages 2.5%
	Brown-Forman Corp. Class B	2,526	129,634
	Coca-Cola Co. (The)	53,040	2,877,420
	Coca-Cola Enterprises, Inc.	7,245	146,277
	Constellation Brands, Inc. Class A (a)	4,568	73,454
	Dr. Pepper Snapple Group, Inc.	5,797	160,345
	Molson Coors Brewing Co. Class B	3,605	151,410
	Pepsi Bottling Group, Inc. (The)	3,311	123,169
	PepsiCo, Inc.	35,718	2,129,507
			5,791,216
	Biotechnology 1.7%
	Amgen, Inc. (a)	23,238	1,358,958
	Biogen Idec, Inc. (a)	6,645	357,102
	Celgene Corp. (a)	10,576	600,505
	Cephalon, Inc. (a)	1,698	108,401
	Genzyme Corp. (a)	5,994	325,235
	Gilead Sciences, Inc. (a)	20,678	998,127
			3,748,328
	Building Products 0.0%‡
	Masco Corp.	8,203	111,233

	Capital Markets 2.6%
	Ameriprise Financial, Inc.	5,818	222,480
	Bank of New York Mellon Corp. (The)	27,487	799,597
	Charles Schwab Corp. (The)	21,732	397,478
	E*TRADE Financial Corp. (a)	33,944	51,595
	Federated Investors, Inc. Class B	2,034	51,623
	Franklin Resources, Inc.	3,442	340,861
	Goldman Sachs Group, Inc. (The)	11,775	1,751,178
	Invesco, Ltd.	9,782	188,793
	Janus Capital Group, Inc.	4,187	51,123
	Legg Mason, Inc.	3,733	96,237
	Morgan Stanley	31,028	830,930
	Northern Trust Corp.	5,509	278,315
	State Street Corp.	11,290	484,115
	T. Rowe Price Group, Inc.	5,888	292,162
			5,836,487
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	4,812	365,519
	Airgas, Inc.	1,876	79,280
	CF Industries Holdings, Inc.	1,107	102,796
	Dow Chemical Co. (The)	26,180	709,216
	E.I. du Pont de Nemours & Co.	20,622	672,483
	Eastman Chemical Co.	1,674	94,631
	Ecolab, Inc.	5,444	238,992
	FMC Corp.	1,649	84,000
	International Flavors & Fragrances, Inc.	1,815	72,183
	Monsanto Co.	12,439	943,871
	PPG Industries, Inc.	3,829	224,686
	Praxair, Inc.	7,003	527,466
	Sigma-Aldrich Corp.	2,774	132,736
			4,247,859
	Commercial Banks 3.0%
	BB&T Corp.	15,696	437,448
	Comerica, Inc.	3,473	119,853
	Fifth Third Bancorp	18,440	229,394
	First Horizon National Corp. (a)	5,092	65,941
	Huntington Bancshares, Inc.	16,421	78,657
	KeyCorp	20,196	145,007
	M&T Bank Corp.	1,882	138,797
	Marshall & Ilsley Corp.	11,971	82,720
	PNC Financial Services Group, Inc.	10,598	587,447
	Regions Financial Corp.	27,314	173,444
	SunTrust Banks, Inc.	11,396	277,265
	U.S. Bancorp	43,644	1,094,591
	Wells Fargo & Co.	116,989	3,325,997
	Zions Bancorp	3,166	60,059
			6,816,620
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	2,592	84,266
	Cintas Corp.	3,032	76,134
	Iron Mountain, Inc. (a)	4,141	94,663
	Pitney Bowes, Inc.	4,756	99,496
	R.R. Donnelley & Sons Co.	4,731	93,768
	Republic Services, Inc.	7,408	198,460
	Stericycle, Inc. (a)	1,926	101,943
	Waste Management, Inc.	11,173	358,095
			1,106,825
	Communications Equipment 2.3%
	Cisco Systems, Inc. (a)	131,675	2,958,737
	Harris Corp.	3,013	129,318
	JDS Uniphase Corp. (a)	5,135	40,361
	Juniper Networks, Inc. (a)	12,051	299,227
	Motorola, Inc. (a)	52,766	324,511
	QUALCOMM, Inc.	38,231	1,498,273
	Tellabs, Inc. (a)	8,831	56,783
			5,307,210
	Computers & Peripherals 5.4%
¤	Apple, Inc. (a)	20,620	3,961,514
	Dell, Inc. (a)	39,561	510,337
	EMC Corp. (a)	46,555	776,072
	Hewlett-Packard Co.	54,275	2,554,724
¤	International Business Machines Corp.	30,068	3,680,023
	Lexmark International, Inc. Class A (a)	1,795	46,293
	NetApp, Inc. (a)	7,800	227,214
	QLogic Corp. (a)	2,637	45,330
	SanDisk Corp. (a)	5,220	132,692
	Teradata Corp. (a)	3,908	109,307
	Western Digital Corp. (a)	5,165	196,218
			12,239,724
	Construction & Engineering 0.2%
	Fluor Corp.	4,135	187,481
	Jacobs Engineering Group, Inc. (a)	2,833	107,059
	Quanta Services, Inc. (a)	4,810	87,638
			382,178
	Construction Materials 0.1%
	Vulcan Materials Co.	2,873	126,958

	Consumer Finance 0.7%
	American Express Co.	27,141	1,022,130
	Capital One Financial Corp.	10,270	378,552
	Discover Financial Services	12,335	168,743
	SLM Corp. (a)	10,785	113,566
			1,682,991
	Containers & Packaging 0.2%
	Ball Corp.	2,147	109,046
	Bemis Co., Inc.	2,483	69,673
	Owens-Illinois, Inc. (a)	3,852	104,852
	Pactiv Corp. (a)	3,034	68,417
	Sealed Air Corp.	3,642	72,257
			424,245
	Distributors 0.1%
	Genuine Parts Co.	3,680	138,662

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	2,934	177,771
	DeVry, Inc.	1,416	86,461
	H&R Block, Inc.	7,630	164,198
			428,430
	Diversified Financial Services 4.2%
¤	Bank of America Corp.	227,457	3,452,797
	Citigroup, Inc. (a)	446,345	1,481,865
	CME Group, Inc.	1,518	435,393
	IntercontinentalExchange, Inc. (a)	1,682	160,597
¤	JPMorgan Chase & Co.	90,204	3,512,544
	Leucadia National Corp. (a)	4,370	97,582
	Moody's Corp.	4,479	123,576
	NASDAQ OMX Group, Inc. (The) (a)	3,369	60,608
	NYSE Euronext	5,977	139,922
			9,464,884
	Diversified Telecommunication Services 2.6%
	AT&T, Inc.	135,072	3,425,426
	CenturyTel, Inc.	6,801	231,302
	Frontier Communications Corp.	7,184	54,670
	Qwest Communications International, Inc.	34,079	143,473
	Verizon Communications, Inc.	65,021	1,912,918
	Windstream Corp.	10,039	103,502
			5,871,291
	Electric Utilities 1.9%
	Allegheny Energy, Inc.	3,901	81,726
	American Electric Power Co., Inc.	10,904	377,824
	Duke Energy Corp.	29,809	492,743
	Edison International	7,438	247,834
	Entergy Corp.	4,312	329,049
	Exelon Corp.	15,047	686,444
	FirstEnergy Corp.	6,958	303,508
	FPL Group, Inc.	9,434	460,002
	Northeast Utilities	4,029	102,014
	Pepco Holdings, Inc.	5,076	83,348
	Pinnacle West Capital Corp.	2,326	83,317
	PPL Corp.	8,606	253,791
	Progress Energy, Inc.	6,401	249,447
	Southern Co. (The)	18,260	584,320
			4,335,367
	Electrical Equipment 0.5%
	Emerson Electric Co.	17,166	713,076
	First Solar, Inc. (a)	1,104	125,083
	Rockwell Automation, Inc.	3,265	157,503
	Roper Industries, Inc.	2,083	104,317
			1,099,979
	Electronic Equipment & Instruments 0.6%
	Agilent Technologies, Inc. (a)	7,877	220,792
	Amphenol Corp. Class A	3,941	157,009
	Corning, Inc.	35,510	642,021
	FLIR Systems, Inc. (a)	3,484	103,057
	Jabil Circuit, Inc.	4,356	63,075
	Molex, Inc.	3,125	63,000
			1,248,954
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	7,075	320,356
	BJ Services Co.	6,738	139,275
	Cameron International Corp. (a)	5,593	210,632
	Diamond Offshore Drilling, Inc.	1,587	145,258
	FMC Technologies, Inc. (a)	2,790	148,344
	Halliburton Co.	20,581	601,171
	Nabors Industries, Ltd. (a)	6,467	144,214
	National-Oilwell Varco, Inc.	9,549	390,554
	Rowan Cos., Inc. (a)	2,615	56,170
	Schlumberger, Ltd.	27,403	1,738,995
	Smith International, Inc.	5,649	171,278
			4,066,247
	Food & Staples Retailing 2.7%
	Costco Wholesale Corp.	9,997	574,128
	CVS Caremark Corp.	32,285	1,045,065
	Kroger Co. (The)	14,852	318,278
	Safeway, Inc.	9,279	208,314
	SUPERVALU, Inc.	4,888	71,903
	Sysco Corp.	13,506	378,033
	Wal-Mart Stores, Inc.	48,841	2,609,575
	Walgreen Co.	22,566	813,504
	Whole Foods Market, Inc. (a)	3,228	87,866
			6,106,666
	Food Products 1.6%
	Archer-Daniels-Midland Co.	14,661	439,390
	Campbell Soup Co.	4,333	143,466
	ConAgra Foods, Inc.	10,106	229,810
	Dean Foods Co. (a)	4,144	73,059
	General Mills, Inc.	7,453	531,473
	H.J. Heinz Co.	7,204	314,310
	Hershey Co. (The)	3,793	138,179
	Hormel Foods Corp.	1,604	62,075
	J.M. Smucker Co. (The)	2,733	164,171
	Kellogg Co.	5,797	315,473
	Kraft Foods, Inc. Class A	33,838	935,959
	McCormick & Co., Inc.	2,999	108,864
	Sara Lee Corp.	15,992	194,143
	Tyson Foods, Inc. Class A	6,967	96,284
			3,746,656
	Gas Utilities 0.1%
	EQT Corp.	2,986	131,443
	Nicor, Inc.	1,040	42,141
	Questar Corp.	4,002	166,003
			339,587
	Health Care Equipment & Supplies 2.0%
	Baxter International, Inc.	13,758	792,323
	Becton, Dickinson & Co.	5,413	407,978
	Boston Scientific Corp. (a)	34,474	297,511
	C.R. Bard, Inc.	2,203	182,607
	CareFusion Corp. (a)	4,086	105,214
	DENTSPLY International, Inc.	3,484	116,819
	Hospira, Inc. (a)	3,681	186,406
	Intuitive Surgical, Inc. (a)	872	286,068
	Medtronic, Inc.	25,333	1,086,532
	St. Jude Medical, Inc. (a)	7,630	287,880
	Stryker Corp.	6,445	334,624
	Varian Medical Systems, Inc. (a)	2,865	144,081
	Zimmer Holdings, Inc. (a)	4,860	273,715
			4,501,758
	Health Care Providers & Services 2.2%
	Aetna, Inc.	9,894	296,523
	AmerisourceBergen Corp.	6,575	179,234
	Cardinal Health, Inc.	8,301	274,514
	CIGNA Corp.	6,269	211,704
	Coventry Health Care, Inc. (a)	3,375	77,220
	DaVita, Inc. (a)	2,333	139,420
	Express Scripts, Inc. (a)	6,289	527,396
	Humana, Inc. (a)	3,892	189,229
	Laboratory Corp. of America Holdings (a)	2,423	172,275
	McKesson Corp.	6,118	359,861
	Medco Health Solutions, Inc. (a)	10,890	669,517
	Patterson Cos., Inc. (a)	2,137	61,033
	Quest Diagnostics, Inc.	3,546	197,406
	Tenet Healthcare Corp. (a)	9,881	54,741
	UnitedHealth Group, Inc.	26,521	875,193
	WellPoint, Inc. (a)	10,462	666,639
			4,951,905
	Health Care Technology 0.0%‡
	IMS Health, Inc.	4,197	90,823

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp. (a)	9,976	332,500
	Darden Restaurants, Inc.	3,200	118,272
	International Game Technology	6,799	124,694
	Marriott International, Inc. Class A	5,801	152,160
	McDonald's Corp.	24,651	1,538,962
	Starbucks Corp. (a)	16,974	369,863
	Starwood Hotels & Resorts Worldwide, Inc.	4,295	143,109
	Wyndham Worldwide Corp.	4,106	86,185
	Wynn Resorts, Ltd.	1,585	98,080
	Yum! Brands, Inc.	10,674	365,158
			3,328,983
	Household Durables 0.3%
	Black & Decker Corp.	1,383	89,425
	D.R. Horton, Inc.	6,358	74,961
	Fortune Brands, Inc.	3,460	143,832
	Harman International Industries, Inc.	1,594	56,667
	Leggett & Platt, Inc.	3,475	63,453
	Lennar Corp. Class A	3,680	56,525
	Newell Rubbermaid, Inc.	6,384	86,631
	Pulte Homes, Inc. (a)	7,266	76,438
	Whirlpool Corp.	1,695	127,430
			775,362
	Household Products 2.5%
	Clorox Co. (The)	3,201	189,403
	Colgate-Palmolive Co.	11,348	908,181
	Kimberly-Clark Corp.	9,480	563,017
¤	Procter & Gamble Co. (The)	66,880	4,116,464
			5,777,065
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	15,246	192,557
	Constellation Energy Group, Inc.	4,594	148,294
	NRG Energy, Inc. (a)	4,047	97,573
			438,424
	Industrial Conglomerates 2.4%
	3M Co.	16,156	1,300,397
¤	General Electric Co.	243,716	3,918,953
	Textron, Inc.	6,212	121,320
			5,340,670
	Insurance 2.6%
	Aflac, Inc.	10,681	517,281
	Allstate Corp. (The)	12,244	366,463
	American International Group, Inc. (a)	3,109	75,331
	Aon Corp.	6,250	243,125
	Assurant, Inc.	2,667	83,824
	Berkshire Hathaway, Inc. Class B (a)	6,041	461,714
	Chubb Corp. (The)	7,796	389,800
	Cincinnati Financial Corp.	3,703	97,722
	Genworth Financial, Inc. Class A (a)	11,251	155,714
	Hartford Financial Services Group, Inc. (The)	8,740	209,673
	Lincoln National Corp.	7,031	172,822
	Loews Corp.	8,233	294,494
	Marsh & McLennan Cos., Inc.	12,042	259,625
	MetLife, Inc.	18,688	660,060
	Principal Financial Group, Inc.	7,282	167,850
	Progressive Corp. (The)	15,392	255,199
	Prudential Financial, Inc.	10,709	535,343
	Torchmark Corp.	1,902	85,400
	Travelers Cos., Inc. (The)	12,467	631,703
	Unum Group	7,577	148,282
	XL Capital, Ltd. Class A	7,866	131,913
			5,943,338
	Internet & Catalog Retail 0.6%
	Amazon.com, Inc. (a)	7,632	957,129
	Expedia, Inc. (a)	4,837	103,560
	Priceline.com, Inc. (a)	1,011	197,499
			1,258,188
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	3,892	96,132
	eBay, Inc. (a)	25,822	594,422
	Google, Inc. Class A (a)	5,518	2,921,340
	VeriSign, Inc. (a)	4,426	101,400
	Yahoo!, Inc. (a)	27,179	407,957
			4,121,251
	IT Services 1.5%
	Affiliated Computer Services, Inc. Class A (a)	2,251	138,481
	Automatic Data Processing, Inc.	11,552	471,206
	Cognizant Technology Solutions Corp. Class A (a)	6,773	295,709
	Computer Sciences Corp. (a)	3,496	179,345
	Fidelity National Information Services, Inc.	7,474	176,087
	Fiserv, Inc. (a)	3,549	159,847
	Mastercard, Inc. Class A	2,191	547,531
	Paychex, Inc.	7,359	213,337
	SAIC, Inc. (a)	6,996	128,237
	Total System Services, Inc.	4,542	64,996
	Visa, Inc. Class A	10,222	838,511
	Western Union Co. (The)	15,792	292,784
			3,506,071
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	6,198	37,498
	Hasbro, Inc.	2,841	86,792
	Mattel, Inc.	8,344	164,544
			288,834
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	4,105	204,060
	Millipore Corp. (a)	1,274	87,868
	PerkinElmer, Inc.	2,668	53,733
	Thermo Fisher Scientific, Inc. (a)	9,317	429,979
	Waters Corp. (a)	2,160	123,077
			898,717
	Machinery 1.6%
	Caterpillar, Inc.	14,320	748,077
	Cummins, Inc.	4,606	208,007
	Danaher Corp.	5,938	423,676
	Deere & Co.	9,651	482,067
	Dover Corp.	4,250	182,240
	Eaton Corp.	3,784	231,732
	Flowserve Corp.	1,274	114,877
	Illinois Tool Works, Inc.	8,882	387,166
	PACCAR, Inc.	8,308	299,337
	Pall Corp.	2,665	91,863
	Parker Hannifin Corp.	3,669	205,134
	Snap-On, Inc.	1,327	54,248
	Stanley Works (The)	1,846	94,607
			3,523,031
	Media 2.7%
	CBS Corp. Class B	15,449	199,756
	Comcast Corp. Class A	65,345	1,034,411
	DIRECTV Class A (a)	21,965	666,638
	Gannett Co., Inc.	5,396	87,145
	Interpublic Group of Cos., Inc. (The) (a)	11,175	72,191
	McGraw-Hill Cos., Inc. (The)	7,190	254,886
	Meredith Corp.	837	25,930
	New York Times Co. (The) Class A	2,657	34,328
	News Corp. Class A	51,456	648,860
	Omnicom Group, Inc.	7,101	250,665
	Scripps Networks Interactive Class A	2,051	87,578
	Time Warner Cable, Inc.	8,043	350,594
	Time Warner, Inc.	26,649	731,515
	Viacom, Inc. Class B (a)	13,851	403,618
	Walt Disney Co. (The)	42,631	1,259,746
	Washington Post Co. Class B	143	62,151
			6,170,012
	Metals & Mining 0.9%
	AK Steel Holding Corp.	2,515	51,155
	Alcoa, Inc.	22,306	283,955
	Allegheny Technologies, Inc.	2,255	92,117
	Cliffs Natural Resources, Inc.	2,993	119,570
	Freeport-McMoRan Copper & Gold, Inc. Class B	9,904	660,498
	Newmont Mining Corp.	11,240	481,746
	Nucor Corp.	7,185	293,148
	Titanium Metals Corp. (a)	1,951	22,690
	United States Steel Corp.	3,271	145,331
			2,150,210
	Multi-Utilities 1.3%
	Ameren Corp.	5,407	138,149
	CenterPoint Energy, Inc.	8,883	123,918
	CMS Energy Corp.	5,216	79,127
	Consolidated Edison, Inc.	6,406	280,198
	Dominion Resources, Inc.	13,633	510,692
	DTE Energy Co.	3,760	158,070
	Integrys Energy Group, Inc.	1,764	73,823
	NiSource, Inc.	6,327	90,160
	PG&E Corp.	8,521	359,927
	Public Service Enterprise Group, Inc.	11,550	353,315
	SCANA Corp.	2,535	90,271
	Sempra Energy	5,620	285,215
	TECO Energy, Inc.	4,910	76,449
	Wisconsin Energy Corp.	2,672	130,768
	Xcel Energy, Inc.	10,476	217,691
			2,967,773
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	1,899	53,951
	Family Dollar Stores, Inc.	3,168	97,828
	J.C. Penney Co., Inc.	5,387	133,759
	Kohl's Corp. (a)	6,996	352,388
	Macy's, Inc.	9,588	152,737
	Nordstrom, Inc.	3,787	130,803
	Sears Holdings Corp. (a)	1,119	104,380
	Target Corp.	17,167	880,152
			1,905,998
	Office Electronics 0.1%
	Xerox Corp.	19,832	172,935

	Oil, Gas & Consumable Fuels 9.2%
	Anadarko Petroleum Corp.	11,218	715,484
	Apache Corp.	7,722	762,702
	Cabot Oil & Gas Corp.	2,385	91,274
	Chesapeake Energy Corp.	14,828	367,438
	Chevron Corp.	45,925	3,312,111
	ConocoPhillips	33,859	1,625,232
	CONSOL Energy, Inc.	4,125	192,266
	Denbury Resources, Inc. (a)	5,736	77,723
	Devon Energy Corp.	10,136	678,200
	El Paso Corp.	16,186	164,288
	EOG Resources, Inc.	5,759	520,729
¤	ExxonMobil Corp.	108,645	6,999,997
	Hess Corp.	6,691	386,673
	Marathon Oil Corp.	16,154	481,551
	Massey Energy Co.	1,965	75,692
	Murphy Oil Corp.	4,358	222,607
	Noble Energy, Inc.	3,959	292,728
	Occidental Petroleum Corp.	18,524	1,451,170
	Peabody Energy Corp.	6,153	259,164
	Pioneer Natural Resources Co.	2,645	116,327
	Range Resources Corp.	3,615	166,290
	Southwestern Energy Co. (a)	7,882	337,980
	Spectra Energy Corp.	14,756	313,565
	Sunoco, Inc.	2,697	67,668
	Tesoro Corp.	3,193	39,912
	Valero Energy Corp.	12,937	238,300
	Williams Cos., Inc.	13,348	278,172
	XTO Energy, Inc.	13,247	590,419
			20,825,662
	Paper & Forest Products 0.2%
	International Paper Co.	9,883	226,420
	MeadWestvaco Corp.	3,934	94,691
	Weyerhaeuser Co.	4,823	192,438
			513,549
	Personal Products 0.3%
	Avon Products, Inc.	9,746	293,744
	Estee Lauder Cos., Inc. (The) Class A	2,713	142,487
	Mead Johnson Nutrition Co.	4,707	212,898
			649,129
	Pharmaceuticals 6.4%
	Abbott Laboratories	35,407	1,874,447
	Allergan, Inc.	7,019	403,592
	Bristol-Myers Squibb Co.	39,068	951,696
	Eli Lilly & Co.	23,078	812,346
	Forest Laboratories, Inc. (a)	6,890	204,220
¤	Johnson & Johnson	63,155	3,969,923
	King Pharmaceuticals, Inc. (a)	5,686	68,289
	Merck & Co., Inc.	69,916	2,669,393
	Mylan, Inc. (a)	7,114	129,688
¤	Pfizer, Inc.	184,718	3,446,838
	Watson Pharmaceuticals, Inc. (a)	2,412	92,548
			14,622,980
	Professional Services 0.1%
	Dun & Bradstreet Corp.	1,186	93,658
	Equifax, Inc.	2,915	93,280
	Monster Worldwide, Inc. (a)	2,894	45,118
	Robert Half International, Inc.	3,448	92,820
			324,876
	Real Estate Investment Trusts 1.1%
	Apartment Investment & Management Co. Class A	2,697	41,426
	AvalonBay Communities, Inc.	1,857	142,265
	Boston Properties, Inc.	3,167	205,443
	Equity Residential	6,323	202,652
	HCP, Inc.	6,688	189,605
	Health Care REIT, Inc.	2,811	120,873
	Host Hotels & Resorts, Inc. (a)	14,691	155,725
	Kimco Realty Corp.	9,174	115,776
	Plum Creek Timber Co., Inc.	3,743	135,384
	ProLogis	10,873	137,000
	Public Storage	3,096	245,141
	Simon Property Group, Inc.	6,547	471,384
	Ventas, Inc.	3,575	150,865
	Vornado Realty Trust	3,602	232,977
			2,546,516
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	6,197	76,223
	Forestar Real Estate Group, Inc. (a)	1	19
			76,242
	Road & Rail 0.9%
	Burlington Northern Santa Fe Corp.	5,983	596,685
	CSX Corp.	8,958	383,940
	Norfolk Southern Corp.	8,395	395,069
	Ryder System, Inc.	1,286	46,810
	Union Pacific Corp.	11,514	696,597
			2,119,101
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	12,931	96,465
	Altera Corp.	6,763	144,187
	Analog Devices, Inc.	6,663	179,634
	Applied Materials, Inc.	30,818	375,363
	Broadcom Corp. Class A (a)	9,873	263,807
	Intel Corp.	126,397	2,452,102
	KLA-Tencor Corp.	3,935	110,967
	Linear Technology Corp.	5,117	133,554
	LSI Corp. (a)	14,986	74,780
	MEMC Electronic Materials, Inc. (a)	5,183	65,202
	Microchip Technology, Inc.	4,196	108,299
	Micron Technology, Inc. (a)	19,903	173,554
	National Semiconductor Corp.	5,381	71,352
	Novellus Systems, Inc. (a)	2,243	46,879
	NVIDIA Corp. (a)	12,766	196,469
	Teradyne, Inc. (a)	4,121	38,490
	Texas Instruments, Inc.	28,593	643,343
	Xilinx, Inc.	6,318	148,978
			5,323,425
	Software 4.1%
	Adobe Systems, Inc. (a)	11,992	387,342
	Autodesk, Inc. (a)	5,281	125,635
	BMC Software, Inc. (a)	4,230	163,447
	CA, Inc.	9,151	201,688
	Citrix Systems, Inc. (a)	4,190	174,094
	Compuware Corp. (a)	5,263	39,946
	Electronic Arts, Inc. (a)	7,510	122,263
	Intuit, Inc. (a)	7,246	214,554
	McAfee, Inc. (a)	3,614	136,248
¤	Microsoft Corp.	176,823	4,982,872
	Novell, Inc. (a)	7,972	35,635
	Oracle Corp.	89,679	2,067,998
	Red Hat, Inc. (a)	4,282	116,556
	Salesforce.com, Inc. (a)	2,508	159,383
	Symantec Corp. (a)	18,609	315,423
			9,243,084
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	2,007	63,301
	AutoNation, Inc. (a)	2,169	39,042
	AutoZone, Inc. (a)	683	105,885
	Bed Bath & Beyond, Inc. (a)	6,021	233,013
	Best Buy Co., Inc.	7,796	285,723
	GameStop Corp. Class A (a)	3,778	74,691
	Gap, Inc. (The)	10,870	207,400
	Home Depot, Inc. (The)	38,808	1,087,012
	Limited Brands, Inc.	6,138	116,745
	Lowe's Cos., Inc.	33,597	727,375
	O'Reilly Automotive, Inc. (a)	3,116	117,785
	Office Depot, Inc. (a)	6,316	35,875
	RadioShack Corp.	2,887	56,354
	Ross Stores, Inc.	2,858	131,268
	Sherwin-Williams Co. (The)	2,173	137,660
	Staples, Inc.	16,501	387,113
	Tiffany & Co.	2,840	115,332
	TJX Cos., Inc.	9,576	363,984
			4,285,558
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	7,313	255,078
	NIKE, Inc. Class B	8,891	566,801
	Polo Ralph Lauren Corp.	1,310	107,420
	VF Corp.	2,028	146,077
			1,075,376
	Thrifts & Mortgage Finance 0.1%
	Guaranty Financial Group, Inc. (a)	1	0 (b)
	Hudson City Bancorp, Inc.	10,849	143,966
	People's United Financial, Inc.	7,928	128,196
			272,162
	Tobacco 1.5%
	Altria Group, Inc.	47,617	945,674
	Lorillard, Inc.	3,667	277,592
	Philip Morris International, Inc.	43,599	1,984,190
	Reynolds American, Inc.	3,873	206,044
			3,413,500
	Trading Companies & Distributors 0.1%
	Fastenal Co.	3,039	126,058
	W.W. Grainger, Inc.	1,432	142,169
			268,227
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	9,162	388,927
	MetroPCS Communications, Inc. (a)	5,990	33,724
	Sprint Nextel Corp. (a)	68,191	223,666
			646,317
	Total Common Stocks (Cost $136,133,422)		219,139,130

		Principal Amount	Value
	Short-Term Investments 4.0%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $44,484 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $50,000 and a Market Value of $49,985)	$44,484	44,484

	Total Repurchase Agreement (Cost $44,484)		44,484

	U.S. Government 4.0%
	United States Treasury Bills
	0.062%, due 4/8/10 (c)	7,500,000	7,499,145
	0.07%, due 4/22/10 (c)(d)	1,500,000	1,499,766

	Total U.S. Government (Cost $8,999,145)		8,998,911

	Total Short-Term Investments (Cost $9,043,629)		9,043,395

	Total Investments (Cost $145,177,051) (f)	100.4%	228,182,525

	Other Assets, Less Liabilities	(0.4)	(988,921)
	Net Assets	100.0%	$227,193,604

		Contracts Long	Unrealized Depreciation (e)
	Futures Contracts (0.1%)

	Standard & Poor's 500 Index Mini March 2010	159	$(176,902)

	Total Futures Contracts (Settlement Value $8,509,680)		$(176,902)

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Less than one dollar.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security which is segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2010.
(f)	At January 31, 2010, cost is $151,689,940 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$98,640,747
Gross unrealized depreciation	(22,148,162)
Net unrealized appreciation	$76,492,585

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets and liabilities.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$219,139,130	$—	$—	$219,139,130
Short-Term Investments
Repurchase Agreement	—	44,484	—	44,484
U.S. Government	—	8,998,911	—	8,998,911
Total Short-Term Investments	—	9,043,395	—	9,043,395
Total Investments in Securities	$219,139,130	$9,043,395	$—	$228,182,525

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(176,902)	$—	$—	$(176,902)
Total Other Financial Instruments	$(176,902)	$—	$—	$(176,902)

 (a) For detailed industry descriptions, see the Portfolio of Investments.

 (b) The value listed for these securities represents unrealized depreciation as shown on the Portfolio of Investments.

 At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount		Value
	Long-Term Bonds 97.0%†
	Corporate Bonds 45.8%

	Australia 1.6%
	Macquarie Group, Ltd. 6.00%, due 1/14/20 (a)		$4,200,000	$4,150,696

	Bahrain 1.2%
	ICICI Bank, Ltd. 5.50%, due 3/25/15 (a)		3,000,000	3,032,136

	Barbados 0.4%
	Columbus International, Inc. 11.50%, due 11/20/14 (a)		1,000,000	1,070,000

	Bermuda 1.7%
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11 (a)(b)		500,000	75,000
	8.00%, due 12/23/11 (b)		985,000	152,675
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		1,475,000	1,463,937
	Noble Group, Ltd. 6.75%, due 1/29/20 (a)		1,600,000	1,676,000
	Qtel International Finance 7.875%, due 6/10/19 (a)		800,000	909,834
				4,277,446
	Brazil 2.5%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (a)		4,100,000	4,274,250
	Gerdau Holdings, Inc. 7.00%, due 1/20/20 (a)		2,000,000	2,010,000
				6,284,250
	Cayman Islands 7.3%
	ADCB Finance Cayman, Ltd. 4.75%, due 10/8/14 (a)		1,700,000	1,550,152
	BFF International, Ltd. 7.25%, due 1/28/20 (a)		1,500,000	1,483,125
	CCL Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,662,500
	Independencia International, Ltd. 9.875%, due 1/31/17 (b)		400,000	105,000
	Minerva Overseas II, Ltd. 10.875%, due 11/15/19 (a)		2,000,000	1,965,000
	Odebrecht Finance, Ltd. 7.00%, due 4/21/20 (a)		3,100,000	3,123,250
	TAM Capital 2, Inc. 9.50%, due 1/29/20 (a)		1,600,000	1,564,000
¤	Vale Overseas, Ltd. 6.875%, due 11/21/36		5,900,000	6,073,253
				18,526,280
	Jamaica 1.2%
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)		2,500,000	3,081,250

	Luxembourg 7.8%
	ALROSA Finance S.A. Series Reg S 8.875%, due 11/17/14		5,500,000	5,782,150
¤	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		5,950,000	6,783,000
	RSHB Capital S.A. for OJSC Russian Agricultural Bank 6.97%, due 9/21/16		2,500,000	2,520,000
	TNK-BP Finance S.A.
	7.25%, due 2/2/20 (a)		1,000,000	994,300
	7.875%, due 3/13/18 (a)		2,000,000	2,072,500
	UBS Luxembourg S.A. for OJSC Vimpel Communications
	Series Reg S 8.25%, due 5/23/16		500,000	522,500
	8.25%, due 5/23/16 (a)		900,000	940,500
				19,614,950
	Mexico 2.7%
	Controladora Mabe S.A. C.V. 7.875%, due 10/28/19 (a)		1,600,000	1,604,000
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)		2,150,000	2,230,625
	Petroleos Mexicanos 6.00%, due 3/5/20 (a)		2,000,000	1,979,880
	Urbi Desarrollos Urbanos SAB de C.V. 9.50%, due 1/21/20 (a)		1,000,000	1,010,000
				6,824,505
	Netherlands 2.9%
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		5,800,000	6,148,000
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		1,199,895	1,226,893
				7,374,893
	Russia 0.6%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12		1,500,000	1,524,750

	Trinidad & Tobago 2.2%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		4,840,000	5,457,100

	United Arab Emirates 2.4%
	Abu Dhabi National Energy Co.
	6.25%, due 9/16/19 (a)		4,600,000	4,486,573
	7.25%, due 8/1/18 (a)		1,425,000	1,482,707
				5,969,280
	United States 9.4%
	AgriBank FCB 9.125%, due 7/15/19		5,300,000	5,909,892
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		2,100,000	1,958,145
	Altria Group, Inc. 9.25%, due 8/6/19		1,575,000	1,939,241
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)		2,300,000	2,395,043
	Pemex Project Funding Master Trust 5.75%, due 3/1/18		5,600,000	5,632,379
	Rohm & Haas Co. 7.85%, due 7/15/29		5,450,000	5,877,328
				23,712,028
	Venezuela 1.5%
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17		6,440,000	3,896,200

	Virgin Islands 0.4%
	Galaxy Entertainment Finance Co., Ltd. Series Reg S 9.875%, due 12/15/12		1,000,000	1,037,500

	Total Corporate Bonds (Cost $112,253,041)			115,833,264

	Government & Federal Agencies 51.2%
	Argentina 4.4%
¤	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	5,772,200
	8.28%, due 12/31/33		7,791,058	5,317,397
				11,089,597
	Bahamas 1.3%
	Commonwealth of the Bahamas 6.95%, due 11/20/29 (a)		3,305,000	3,301,708

	Brazil 2.5%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	10,210,000	5,037,408
	Federal Republic of Brazil 5.625%, due 1/7/41		$1,550,000	1,414,375
				6,451,783
	Colombia 1.9%
	Republic of Colombia
	6.125%, due 1/18/41		1,600,000	1,440,000
	8.125%, due 5/21/24		2,830,000	3,282,800
				4,722,800
	Croatia 0.6%
	Republic of Croatia 6.75%, due 11/5/19 (a)		1,500,000	1,588,919

	Dominican Republic 0.5%
	Dominican Republic
	9.04%, due 1/23/18 (a)		655,786	718,086
	Series Reg S 9.04%, due 1/23/18		546,488	598,405
				1,316,491
	El Salvador 1.8%
	Republic of El Salvador
	7.375%, due 12/1/19 (a)		1,000,000	1,052,500
	7.65%, due 6/15/35		800,000	812,000
	8.25%, due 4/10/32 (a)		1,550,000	1,648,812
	Series Reg S 8.25%, due 4/10/32		900,000	957,375
				4,470,687
	Gabon 0.9%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,381,500

	Hungary 0.8%
	Republic of Hungary 6.25%, due 1/29/20		1,950,000	1,955,870

	Indonesia 9.2%
¤	Republic of Indonesia
	5.875%, due 3/13/20 (a)		20,950,000	21,238,062
	6.625%, due 2/17/37 (a)		2,000,000	1,945,000
				23,183,062
	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	539,500

	Lebanon 0.7%
	Republic of Lebanon Series Reg S 8.25%, due 4/12/21		1,650,000	1,856,250

	Lithuania 1.0%
	Republic of Lithuania 6.75%, due 1/15/15 (a)		2,500,000	2,607,585

	Mexico 1.2%
	United Mexican States 7.25%, due 12/15/16	M$	39,250,000	2,949,151

	Panama 2.4%
¤	Republic of Panama
	6.70%, due 1/26/36		$558,000	576,135
	8.875%, due 9/30/27		920,000	1,173,000
	9.375%, due 4/1/29		3,252,000	4,308,900
				6,058,035
	Philippines 2.4%
	Republic of Philippines 9.50%, due 2/2/30		4,660,000	6,023,050

	Poland 0.9%
	Poland Government Bond 6.375%, due 7/15/19		2,000,000	2,163,858

	Qatar 2.6%
¤	Qatar Government Bond
	5.25%, due 1/20/20 (a)		4,000,000	4,015,000
	6.40%, due 1/20/40		2,500,000	2,481,250
				6,496,250
	Russia 2.4%
¤	Russian Federation 7.50%, due 3/31/30		5,498,765	6,186,660

	Sri Lanka 0.3%
	Republic of Sri Lanka 7.40%, due 1/22/15 (a)		800,000	845,000

	Turkey 4.3%
¤	Republic of Turkey
	6.75%, due 5/30/40		3,200,000	3,108,000
	7.375%, due 2/5/25		6,225,000	6,831,938
	16.00%, due 3/7/12		1,350,000	1,022,365
				10,962,303
	Ukraine 2.3%
	Ukraine Government
	6.75%, due 11/14/17 (a)		1,200,000	996,120
	6.875%, due 3/4/11 (a)		1,850,000	1,776,000
	7.65%, due 6/11/13 (a)		3,300,000	3,069,000
				5,841,120
	United States 0.7%
	State of California General Obligation 7.50%, due 4/1/34		1,755,000	1,737,345

	Uruguay 1.3%
	Republic of Uruguay
	6.875%, due 9/28/25		800,000	836,000
	9.25%, due 5/17/17		2,000,000	2,465,000
				3,301,000
	Venezuela 3.0%
¤	Republic of Venezuela
	6.00%, due 12/9/20		4,300,000	2,504,750
	Series Reg S 9.25%, due 5/7/28		7,270,000	5,070,825
				7,575,575
	Vietnam 1.6%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		4,000,000	4,015,000

	Total Government & Federal Agencies (Cost $123,721,392)			129,620,099

	Total Long-Term Bonds (Cost $235,974,433)			245,453,363

	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $5,547,286 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $5,660,000 and a Market Value of $5,658,302)		5,547,281	5,547,281

	Total Short-Term Investment (Cost $5,547,281)			5,547,281

	Total Investments (Cost $241,521,714) (e)		99.2%	251,000,644

	Other Assets, Less Liabilities		0.8	2,070,455
	Net Assets		100.0%	$253,071,099

	Contracts Long	Unrealized Appreciation	(c)
Futures Contracts 0.0%‡
United States Treasury Note March 2010 (10 Year) (d)	35	$16,866

Total Futures Contracts (Settlement Value $4,135,469)		$16,866

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2010.
(d)	At January 31, 2010, cash in the amount of $52,500 is segregated as collateral for futures contracts with the broker.
(e)	At January 31, 2010, cost is $242,174,507 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$14,000,641
Gross unrealized depreciation	(5,174,504)
Net unrealized appreciation	$8,826,137

The following abbreviations are used in the above portfolio:
B$	-Brazilian Real
M$	-Mexican Peso

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets and liabilities.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$115,833,264	$—	$115,833,264
Government & Federal Agencies	—	129,620,099	—	129,620,099
Total Long-Term Bonds	—	245,453,363	—	245,453,363
Short-Term Investment
Repurchase Agreement	—	5,547,281	$—	5,547,281
Total Investments in Securities	$—	$251,000,644	$—	$251,000,644
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	340,527	—	340,527
Futures Contracts (c)	16,866	—	—	16,866
Total Investments in Securities and Other Financial Instruments	$16,866	$251,341,171	$—	$251,358,037

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The value listed for these securities represents unrealized appreciation as shown on the table of foreign currency forward contracts.
(c) The value listed for these securities represents unrealized appreciation as shown on the Portfolio of Investment.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(754,461)	$—	$(754,461)
Total Other Financial Instruments	$—	$(754,461)	$—	$(754,461)

(a) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2010, the Fund held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 2/26/10	JP Morgan Chase Bank	AUD	2,500,000	USD	2,235,000	USD	(28,928)
Brazilian Real vs. U.S. Dollar, expiring 2/4/10	Barclays Bank PLC	BRL	7,200,000		4,093,235		(274,959)
Chilean Peso vs. U.S. Dollar, expiring 3/1/10	JP Morgan Chase Bank	CLP	1,515,000,000		2,848,373		43,893
Euro Currency vs. U.S. Dollar, expiring 2/12/10	HSBC Bank USA	EUR	1,500,000		2,180,895		(101,200)
Indonesian Rupiah vs. U.S.Dollar, expiring 2/25/10	JP Morgan Chase Bank	IDR	30,000,000,000		3,197,272		(1,770)
Norwegian Krone vs. U.S. Dollar, expiring 2/22/10	DEN NORSKE BANK	NOK	50,000,000		8,744,010		(310,072)
South Korean Won vs. U.S. Dollar, expiring 3/2/10	JP Morgan Chase Bank	KRW	5,000,000,000		4,337,868		(37,532)
			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Brazilian Real vs. U.S. Dollar, expiring 2/4/10	Barclays Bank PLC	BRL	7,200,000		3,891,457		73,181
Euro Currency vs. U.S. Dollar, expiring 2/12/10	HSBC Bank USA	EUR	5,000,000		7,133,390		201,073
Norwegian Krone vs. U.S. Dollar, expiring 2/22/10	HSBC Bank USA	NOK	15,000,000		2,552,562		22,380
Net unrealized depreciation on foreign currency forward contracts						USD	(413,934)

As of January 31, 2010, the Fund held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	1,108	USD	970	USD	981
Brazilian Real		BRL	498,339		289,508		264,371
Mexican Peso		MXN	1,438,621		109,254		109,986
Turkish Lira		YTL	23,781		16,372		15,888
Total				USD	416,104	USD	391,226

MainStay Government Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 97.4%†
	Asset-Backed Securities 2.5%
	Credit Cards 0.3%
	Chase Issuance Trust Series 2006-C4, Class C4 0.523%, due 1/15/14 (a)	$1,000,000	$976,053

	Diversified Financial Services 0.8%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	2,491,514	2,725,768

	Home Equity 0.6%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	760,602	747,526
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,051,824	1,041,662
			1,789,188
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,275,000	2,546,548
	Total Asset-Backed Securities (Cost $7,575,745)		8,037,557

	Corporate Bonds 1.5%
	Beverages 0.5%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	1,253,000	1,606,970

	Diversified Financial Services 1.0%
	General Electric Capital Corp. 5.50%, due 1/8/20	3,400,000	3,367,170
	Total Corporate Bonds (Cost $5,014,658)		4,974,140

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,708,075	1,724,150
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.029%, due 8/25/36	889,602	750,950
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	630,000	631,390
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	620,000	545,569
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (c)	231,370	232,967
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.88%, due 2/25/42 (a)(c)(d)(e)	1,529,003	1,427,782

	Total Mortgage-Backed Securities (Cost $5,613,497)		5,312,808

	U.S. Government & Federal Agencies 91.8%
	Fannie Mae (Collateralized Mortgage Obligation) 0.4%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	1,121,517	1,161,669

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.3%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	4,051,210

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.2%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (f)	1,892,395	416,739
	Series 361, Class 2, IO 6.00%, due 10/1/35 (f)	334,469	73,714
			490,453
	Federal Home Loan Bank 4.2%
	5.125%, due 8/14/13	5,140,000	5,691,481
¤	5.50%, due 7/15/36	7,425,000	7,972,430
			13,663,911
	Federal Home Loan Mortgage Corporation 0.5%
	4.75%, due 11/17/15	1,615,000	1,769,851

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.2%
	3.00%, due 8/1/10	1,864,547	1,872,046
	4.34%, due 3/1/35 (a)	87,015	89,988
	5.00%, due 1/1/20	890,519	948,571
	5.00%, due 6/1/33	3,666,786	3,828,821
	5.00%, due 8/1/33	2,900,618	3,027,567
	5.00%, due 5/1/36	3,160,022	3,288,942
	5.043%, due 6/1/35 (a)	1,543,641	1,629,302
	5.50%, due 1/1/21	1,915,996	2,060,056
	5.50%, due 11/1/35	1,659,230	1,763,799
	5.50%, due 11/1/36	598,745	635,918
	5.656%, due 2/1/37 (a)	303,751	318,623
	6.50%, due 4/1/37	509,420	550,160
			20,013,793
	Federal National Mortgage Association 6.8%
	2.50%, due 5/15/14	4,650,000	4,691,873
	2.75%, due 3/13/14	5,025,000	5,129,148
	4.625%, due 5/1/13	2,990,000	3,216,642
	5.375%, due 6/12/17	4,675,000	5,256,004
	6.625%, due 11/15/30	3,100,000	3,797,674
			22,091,341
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 35.1%
	2.316%, due 11/1/34 (a)	419,920	431,174
	3.622%, due 4/1/34 (a)	1,006,563	1,038,041
¤	4.50%, due 7/1/18	9,360,238	9,875,858
	4.50%, due 11/1/18	6,077,399	6,412,180
	4.50%, due 6/1/23	6,873,581	7,168,449
	5.00%, due 9/1/17	3,155,129	3,365,244
	5.00%, due 9/1/20	520,576	553,454
	5.00%, due 6/1/35	3,387,909	3,531,421
	5.00%, due 9/1/35 TBA (g)	2,170,000	2,245,950
	5.00%, due 1/1/36	845,836	880,740
	5.00%, due 2/1/36	4,493,272	4,678,692
	5.00%, due 5/1/36	4,367,189	4,547,407
	5.00%, due 6/1/36	1,607,110	1,672,425
	5.00%, due 9/1/36	1,083,874	1,128,601
	5.50%, due 1/1/17	236,892	254,926
	5.50%, due 2/1/17	4,957,040	5,330,237
	5.50%, due 6/1/19	1,964,644	2,117,275
	5.50%, due 11/1/19	2,140,189	2,306,457
	5.50%, due 4/1/21	4,042,023	4,349,726
¤	5.50%, due 6/1/33	10,705,808	11,388,881
	5.50%, due 11/1/33	3,182,706	3,385,776
	5.50%, due 12/1/33	6,630,945	7,054,025
	5.50%, due 6/1/34	1,390,693	1,478,555
	5.50%, due 12/1/34	849,962	903,661
	5.50%, due 3/1/35	2,850,339	3,030,420
	5.50%, due 12/1/35	814,591	865,165
	5.50%, due 4/1/36	2,910,971	3,091,699
	5.50%, due 7/1/37	787,003	834,757
	6.00%, due 12/1/16	435,710	470,581
	6.00%, due 11/1/32	1,557,289	1,685,723
	6.00%, due 1/1/33	1,216,960	1,315,805
	6.00%, due 3/1/33	1,171,307	1,265,712
	6.00%, due 9/1/34	365,399	394,507
	6.00%, due 9/1/35	3,591,585	3,867,480
	6.00%, due 10/1/35	880,739	947,320
	6.00%, due 6/1/36	3,121,402	3,350,058
	6.00%, due 11/1/36	3,047,916	3,271,189
	6.00%, due 4/1/37	1,071,726	1,145,043
	6.50%, due 10/1/31	754,262	823,893
	6.50%, due 2/1/37	636,423	687,618
			113,146,125
	Government National Mortgage Association (Mortgage Pass-Through Securities) 17.6%
¤	5.00%, due 2/3/38 TBA (g)	12,270,000	12,778,052
¤	5.50%, due 7/1/36 TBA (g)	12,730,000	13,436,120
	6.00%, due 8/15/32	1,258,421	1,358,835
	6.00%, due 12/15/32	686,363	740,920
¤	6.00%, due 7/1/36 TBA (g)	12,435,000	13,249,107
	6.50%, due 8/15/28	452,951	493,993
	6.50%, due 4/15/31	1,091,968	1,190,982
¤	6.50%, due 11/1/33 TBA (g)	12,590,000	13,494,906
			56,742,915
	Hvide Van Ommeren Tankers LLC 1.6%
	Series I 7.54%, due 12/14/23 (h)	2,195,000	2,649,584
	Series II 7.54%, due 12/14/23 (h)	2,199,000	2,654,413
			5,303,997
¤	Overseas Private Investment Corporation 2.5%
	5.142%, due 12/15/23 (h)	7,567,568	8,082,465

	Tennessee Valley Authority 4.3%
	4.65%, due 6/15/35 (h)	5,605,000	5,158,982
	4.75%, due 8/1/13 (h)	4,700,000	5,109,417
	6.25%, due 12/15/17 (h)	2,980,000	3,454,926
			13,723,325
	United States Treasury Bonds 3.9%
	4.50%, due 8/15/39	3,100,000	3,096,125
	6.25%, due 8/15/23	515,000	629,266
	6.25%, due 5/15/30	455,000	569,177
¤	8.75%, due 8/15/20	5,860,000	8,424,664
			12,719,232
	United States Treasury Notes 6.6%
	2.00%, due 7/15/14 T.I.P.S.(i)	4,590,320	4,917,022
	3.375%, due 11/15/19	2,655,000	2,603,971
¤	4.75%, due 8/15/17	12,445,000	13,751,725
			21,272,718
	United States Treasury Strip Principal 0.6%
	(zero coupon), due 8/15/28	4,665,000	1,972,661

	Total U.S. Government & Federal Agencies (Cost $285,648,667)		296,205,666

	Total Long-Term Bonds (Cost $303,852,567)		314,530,171

	Short-Term Investment 19.2%
	Repurchase Agreement 19.2%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $61,922,501 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $63,170,000 and a Market Value of $63,163,683)	61,922,449	61,922,449

	Total Short-Term Investment (Cost $61,922,449)		61,922,449

	Total Investments (Cost $365,775,016) (j)	116.6%	376,452,620

	Other Assets, Less Liabilities	(16.6)	(53,652,720)
	Net Assets	100.0%	$322,799,900
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2010 is $1,789,188, which represents 0.6% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - The total market value of this security at January 31, 2010 is $1,427,782, which represents 0.4% of the Fund's net assets.
(e)	Illiquid security - The total market value of this security at January 31, 2010 is $1,427,782, which represents 0.4% of the Fund's net assets.
(f)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(g)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2010 is $56,069,300, which represents 17.4% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(h)	United States Government Guaranteed Security.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	At January 31, 2010, cost is $365,790,211 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$12,830,758
Gross unrealized depreciation	(2,168,349)
Net unrealized appreciation	$10,662,409

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,037,557	$—	$8,037,557
Corporate Bonds	—	4,974,140	—	4,974,140
Mortgage-Backed Securities (b)	—	3,885,026	1,427,782	5,312,808
U.S. Government & Federal Agencies	—	296,205,666	—	296,205,666
Total Long-Term Bonds	—	313,102,389	1,427,782	314,530,171
Short-Term Investment
Repurchase Agreement	—	61,922,449	—	61,922,449
Total Investments in Securities	$—	$375,024,838	$1,427,782	$376,452,620

(a)  For detailed industry descriptions, see the Portfolio of Investments.

(b)  The level 3 security valued at $1,427,782 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,450,158	$152	$347	$(906)	$-	$(21,969)	$-	$-	$1,427,782	$(1,987)
	$1,450,158	$152	$347	$(906)	$-	$(21,969)	$-	$-	$1,427,782	$(1,987)

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2010 unaudited

		Principal Amount		Value
	Long-Term Bonds 88.4%†
	Asset-Backed Security 0.0%‡
	Electric 0.0%‡
	Reliant Energy Mid-Atlantic Power Holdings LLC 9.237%, due 7/2/17		$520,555	$555,692

	Total Asset-Backed Security (Cost $479,808)			555,692

	Convertible Bonds 0.3%
	Health Care - Products 0.1%
	Bio Rad Labs 8.00%, due 9/15/16		7,810,000	8,102,875

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)		61,533,853	6,153

	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (e)		3,870,000	3,889,350

	Retail 0.1%
	Penske Auto Group, Inc. 3.50%, due 4/1/26		5,695,000	5,680,763

	Total Convertible Bonds (Cost $14,278,873)			17,679,141

	Corporate Bonds 72.4%
	Advertising 1.1%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14		20,420,000	19,909,500
	Jostens Intermediate Holding Corp. 7.625%, due 10/1/12		12,340,000	12,401,700
	Lamar Media Corp.
	6.625%, due 8/15/15		16,883,000	16,249,887
	Series C 6.625%, due 8/15/15		2,765,000	2,633,663
	7.25%, due 1/1/13		4,715,000	4,715,000
	9.75%, due 4/1/14		8,650,000	9,471,750
				65,381,500
	Aerospace & Defense 0.3%
	BE Aerospace, Inc. 8.50%, due 7/1/18		8,490,000	8,893,275
	L-3 Communications Corp. 6.125%, due 7/15/13		6,914,000	6,983,140
				15,876,415
	Agriculture 0.4%
	Alliance One International, Inc. 10.00%, due 7/15/16 (e)		11,440,000	12,126,400
	Reynolds American, Inc.
	7.625%, due 6/1/16		8,155,000	9,207,827
	7.75%, due 6/1/18		4,105,000	4,624,426
				25,958,653
	Airlines 0.3%
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (e)		13,130,000	12,046,775
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (f)		5,175,000	84,094
	2.875%, due 2/6/24 (c)(f)		7,201,000	120,617
	2.875%, due 2/18/49 (c)(e)(f)		4,190,000	70,182
	8.00%, due 6/3/23 (c)(f)		13,575,000	227,381
	8.00%, due 6/3/49 (c)(f)		10,459,000	175,188
	8.30%, due 12/15/29 (c)(f)		11,297,000	183,576
	9.25%, due 3/15/49 (c)(f)		9,000,000	146,250
	9.75%, due 5/15/49 (c)(f)		2,115,000	34,369
	10.00%, due 8/15/49 (c)(f)		8,195,000	133,169
	10.375%, due 12/15/22 (c)(f)		15,160,000	246,350
	10.375%, due 2/1/49 (c)(f)		6,515,000	105,869
	Northwest Airlines, Inc.
	Series 2001-1, Class 1B 7.691%, due 10/1/18		3,186,155	2,708,231
	Series 2002-1, Class IC2 9.055%, due 5/20/12		4,394,947	4,043,351
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (c)(f)		11,810,900	44,291
	7.875%, due 12/31/49 (c)(f)		8,723,000	21,808
	8.70%, due 3/15/49 (c)(f)		445,000	1,113
	8.875%, due 6/1/49 (c)(f)		5,229,300	13,073
	9.875%, due 3/15/37 (c)(f)		18,534,200	46,335
	10.00%, due 2/1/49 (c)(f)		14,683,200	36,708
				20,488,730
	Apparel 0.6%
	Hanesbrands, Inc. 8.00%, due 12/15/16		14,420,000	14,780,500
	Unifi, Inc. 11.50%, due 5/15/14		19,709,000	19,906,090
				34,686,590
	Auto Manufacturers 0.7%
	Ford Holdings LLC 9.30%, due 3/1/30		8,400,000	8,316,000
	Ford Motor Co. 6.50%, due 8/1/18		2,645,000	2,354,050
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (e)		250,000	261,205
	6.80%, due 6/15/18 (e)		32,439,000	33,779,477
				44,710,732
	Auto Parts & Equipment 2.2%
	Allison Transmission, Inc. 11.25%, due 11/1/15 (e)(g)		5,151,800	5,422,270
	American Tire Distributors, Inc.
	6.54%, due 4/1/12 (h)		4,635,000	3,835,463
	10.75%, due 4/1/13		7,245,000	6,611,062
	Cooper Tire & Rubber Co. 7.625%, due 3/15/27		4,680,000	4,212,000
	FleetPride Corp. 11.50%, due 10/1/14 (e)		17,535,000	16,088,362
¤	Goodyear Tire & Rubber Co. (The)
	7.857%, due 8/15/11		14,465,000	14,971,275
	8.625%, due 12/1/11		18,504,000	19,151,640
	10.50%, due 5/15/16		16,585,000	17,994,725
	Johnson Controls, Inc.
	5.25%, due 1/15/11		7,520,000	7,835,118
	7.70%, due 3/1/15		5,405,000	6,160,327
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (a)(f)		15,444,000	44,402
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14		2,620,000	2,580,700
	10.25%, due 7/15/13		5,427,000	5,562,675
	Tenneco, Inc. 8.125%, due 11/15/15		10,891,000	10,782,090
	TRW Automotive, Inc. 8.875%, due 12/1/17 (e)		11,595,000	12,029,812
				133,281,921
	Banks 1.7%
	CapitalSource, Inc. 12.75%, due 7/15/14 (e)		19,350,000	21,188,250
¤	GMAC, Inc.
	6.75%, due 12/1/14		29,300,000	28,494,250
	6.875%, due 9/15/11		11,930,000	11,930,000
	7.25%, due 3/2/11		5,558,000	5,599,685
	8.00%, due 11/1/31		32,005,000	30,644,787
	Zions BanCorp. 7.75%, due 9/23/14		3,375,000	3,240,000
				101,096,972
	Beverages 0.7%
	Constellation Brands, Inc.
	7.25%, due 9/1/16		1,150,000	1,155,750
	7.25%, due 5/15/17		12,389,000	12,435,459
	8.125%, due 1/15/12		3,376,000	3,376,000
	8.375%, due 12/15/14		6,242,000	6,678,940
	Cott Beverages, Inc. 8.375%, due 11/15/17 (e)		15,980,000	16,419,450
				40,065,599
	Biotechnology 0.3%
	Bio-Rad Laboratories, Inc. 7.50%, due 8/15/13		1,420,000	1,448,400
	Talecris Biotherapeutics Holdings Corp. 7.75%, due 11/15/16 (e)		13,555,000	13,826,100
				15,274,500
	Building Materials 1.4%
	Building Materials Corp. of America 7.75%, due 8/1/14		10,592,000	11,002,440
	Compression Polymers Corp. 10.50%, due 7/1/13		5,660,000	5,532,650
	CRH America, Inc. 5.625%, due 9/30/11		3,550,000	3,745,800
	Goodman Global, Inc. 13.50%, due 2/15/16		13,075,000	14,382,500
	Texas Industries, Inc.
	Series UNRE 7.25%, due 7/15/13		3,285,000	3,268,575
	7.25%, due 7/15/13		32,197,000	32,036,015
	USG Corp. 9.75%, due 8/1/14 (e)		11,270,000	11,946,200
				81,914,180
	Chemicals 1.5%
	Georgia Gulf Corp. 9.00%, due 1/15/17 (e)		14,095,000	14,482,612
	Huntsman International LLC 5.50%, due 6/30/16 (e)		3,676,000	3,207,310
	Johnsondiversey, Inc. 8.25%, due 11/15/19 (e)		500,000	518,750
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14 (e)		3,900,000	4,184,384
	7.625%, due 12/1/16 (e)		5,090,000	5,564,607
	Nalco Co. 8.25%, due 5/15/17 (e)		2,390,000	2,533,400
	Olin Corp. 8.875%, due 8/15/19		7,348,000	7,917,470
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (e)		20,473,000	21,291,920
	13.00%, due 8/1/14 (e)		4,095,000	4,176,900
	Terra Capital, Inc. 7.75%, due 11/1/19 (e)		17,220,000	17,908,800
	Westlake Chemical Corp. 6.625%, due 1/15/16		7,870,000	7,496,175
				89,282,328
	Coal 0.3%
	Peabody Energy Corp.
	5.875%, due 4/15/16		1,845,000	1,808,100
	6.875%, due 3/15/13		8,413,000	8,528,679
	7.375%, due 11/1/16		2,185,000	2,321,562
	7.875%, due 11/1/26		7,080,000	7,310,100
				19,968,441
	Commercial Services 1.9%
	Cardtronics, Inc.
	9.25%, due 8/15/13		7,476,000	7,662,900
	Series B 9.25%, due 8/15/13		5,830,000	5,975,750
	Corrections Corp. of America
	6.25%, due 3/15/13		2,339,000	2,344,847
	6.75%, due 1/31/14		1,405,000	1,408,513
	7.75%, due 6/1/17		6,990,000	7,182,225
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (a)(b)(f)		21,941,051	1,579,756
	Ford Holdings, Inc. 9.375%, due 3/1/20		750,000	753,750
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13		14,650,000	14,650,000
	iPayment, Inc. 9.75%, due 5/15/14		16,404,000	13,902,390
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (e)		24,640,000	23,654,400
	Lender Processing Services, Inc. 8.125%, due 7/1/16		11,748,000	12,526,305
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (a)(b)(f)		460,000	23,920
	9.75%, due 1/15/49 (a)(b)(e)(f)		26,020,000	1,353,040
	Quintiles Transnational Corp. 10.25%, due 12/30/14 (e)(g)		14,080,000	14,291,200
	Service Corp. International 7.625%, due 10/1/18		6,850,000	6,935,625
				114,244,621
	Computers 0.5%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14		12,070,000	11,360,887
	10.625%, due 5/15/15		19,260,000	20,945,250
				32,306,137
	Distribution & Wholesale 0.3%
	ACE Hardware Corp. 9.125%, due 6/1/16 (e)		18,338,000	19,621,660

	Diversified Financial Services 1.6%
	American Real Estate Partners, L.P./American Real Estate Finance Corp. 4.00%, due 8/15/13 (e)(h)		12,790,000	11,319,150
	AmeriCredit Corp. 8.50%, due 7/1/15		15,705,000	15,076,800
	Credit Acceptance Corp. 9.125%, due 2/1/17 (e)		4,000,000	3,945,000
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12		818,000	805,730
	Janus Capital Group, Inc.
	6.125%, due 9/15/11		2,020,000	2,040,291
	6.50%, due 6/15/12		4,324,000	4,325,137
	6.95%, due 6/15/17		26,050,000	25,790,281
	LaBranche & Co., Inc. 11.00%, due 5/15/12		10,010,000	10,285,275
	Nuveen Investments, Inc.
	5.00%, due 9/15/10		1,272,000	1,265,640
	10.50%, due 11/15/15		8,950,000	8,278,750
	Premium Asset Trust/GEFA 0.481%, due 9/28/10 (e)(h)		15,665,000	15,234,213
				98,366,267
	Electric 4.1%
	AES Corp. (The)
	8.75%, due 5/15/13 (e)		8,911,000	9,089,220
	9.75%, due 4/15/16 (e)		13,825,000	14,965,563
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17		14,554,246	14,845,330
	Calpine Construction Finance Co., L.P and CCFC Finance Corp. 8.00%, due 6/1/16 (e)		32,940,000	33,598,800
	Calpine Corp. 7.25%, due 10/15/17 (e)		37,579,000	36,169,787
	Energy Future Holdings Corp. 10.875%, due 11/1/17		12,560,000	9,922,400
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11		4,146,000	4,151,290
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (e)		2,800,000	2,842,000
	8.625%, due 11/14/11		10,090,000	10,607,113
	NRG Energy, Inc.
	7.25%, due 2/1/14		14,805,000	14,860,519
	7.375%, due 2/1/16		1,090,000	1,084,550
	Orion Power Holdings, Inc. 12.00%, due 5/1/10		18,114,000	18,340,425
	PNM Resources, Inc. 9.25%, due 5/15/15		8,710,000	9,352,363
	Public Service Co. of New Mexico 7.95%, due 5/15/18		8,760,000	9,258,672
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26		3,700,000	3,940,500
	Reliant Energy, Inc.
	7.625%, due 6/15/14		4,685,000	4,497,600
	7.875%, due 6/15/17		47,255,000	45,010,387
				242,536,519
	Electrical Components & Equipment 0.5%
	Belden, Inc.
	7.00%, due 3/15/17		12,530,000	12,185,425
	9.25%, due 6/15/19 (e)		15,000,000	15,975,000
				28,160,425
	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 11.375%, due 11/1/14 (e)		15,460,000	16,233,000
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (a)		14,511	14,996
				16,247,996
	Entertainment 2.6%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14 (e)		17,420,000	15,503,800
	FireKeepers Development Authority 13.875%, due 5/1/15 (e)		2,410,000	2,759,450
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		10,088,000	8,965,710
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14		19,485,000	18,218,475
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13		2,750,000	2,365,000
	6.875%, due 2/15/15		2,380,000	1,743,350
	8.00%, due 4/1/12		18,605,000	17,139,856
	Peninsula Gaming LLC
	8.375%, due 8/15/15 (e)		8,960,000	9,094,400
	10.75%, due 8/15/17 (e)		9,690,000	9,883,800
	Penn National Gaming, Inc. 6.75%, due 3/1/15		25,795,000	24,892,175
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15		3,252,000	3,008,100
	8.25%, due 3/15/12		9,742,000	9,742,000
	8.625%, due 8/1/17 (e)		7,320,000	7,338,300
	Seneca Gaming Corp.
	7.25%, due 5/1/12		4,357,000	4,248,075
	Series B 7.25%, due 5/1/12		5,721,000	5,577,975
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13		2,340,000	2,304,900
	8.75%, due 6/1/16		11,035,000	11,724,688
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (a)(b)		1,515,786	909,471
				155,419,525
	Environmental Controls 0.5%
	Clean Harbors, Inc. 7.625%, due 8/15/16		9,620,000	9,764,300
	Geo Sub Corp. 11.00%, due 5/15/12		21,865,000	20,389,112
				30,153,412
	Finance - Auto Loans 3.0%
¤	Ford Motor Credit Co. LLC
	5.504%, due 6/15/11 (h)		2,790,000	2,790,000
	7.25%, due 10/25/11		27,690,000	28,028,399
	7.375%, due 2/1/11		6,870,000	6,991,544
	7.50%, due 8/1/12		11,930,000	12,085,913
	7.875%, due 6/15/10		22,710,000	22,955,836
	8.00%, due 6/1/14		37,860,000	38,445,316
	8.125%, due 1/15/20		5,910,000	5,949,757
	9.875%, due 8/10/11		22,150,000	23,173,684
	12.00%, due 5/15/15		13,415,000	15,405,370
	General Motors Acceptance Corp. LLC
	6.75%, due 12/1/14		19,305,000	18,748,128
	7.25%, due 3/2/11		3,340,000	3,359,158
				177,933,105
	Food 1.8%
	American Stores Co. 8.00%, due 6/1/26		17,979,000	16,360,890
	ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11		8,574,000	8,595,435
	B&G Foods, Inc. 7.625%, due 1/15/18		11,985,000	12,104,850
	M-Foods Holding, Inc. 9.75%, due 10/1/13 (e)		15,100,000	15,647,375
	Stater Brothers Holdings
	7.75%, due 4/15/15		5,132,000	5,234,640
	8.125%, due 6/15/12		475,000	479,750
	Tyson Foods, Inc.
	7.85%, due 4/1/16		9,015,000	9,465,750
	8.25%, due 10/1/11		12,280,000	13,201,000
	10.50%, due 3/1/14		20,858,000	24,090,990
	Tyson Fresh Meats, Inc. 7.95%, due 2/1/10		710,000	710,000
				105,890,680
	Forest Products & Paper 2.8%
	Bowater, Inc. 9.375%, due 12/15/21 (c)		28,888,000	8,955,280
	Domtar Corp. 7.875%, due 10/15/11		24,579,000	25,685,055
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (e)		5,760,000	5,875,200
	7.125%, due 1/15/17 (e)		6,845,000	7,016,125
	7.25%, due 6/1/28		2,370,000	2,287,050
	7.75%, due 11/15/29		1,174,000	1,185,740
	8.00%, due 1/15/24		17,193,000	17,880,720
	8.125%, due 5/15/11		31,872,000	33,545,280
	8.875%, due 5/15/31		29,615,000	31,762,088
	Georgia-Pacific LLC
	8.25%, due 5/1/16 (e)		4,398,000	4,705,860
	9.50%, due 12/1/11		3,000,000	3,277,500
	Weyerhaeuser Co.
	6.95%, due 10/1/27		3,695,000	3,493,892
	7.375%, due 10/1/19		13,935,000	14,897,546
	7.375%, due 3/15/32		1,655,000	1,609,827
	8.50%, due 1/15/25		4,130,000	4,356,605
				166,533,768
	Hand & Machine Tools 0.2%
	Baldor Electric Co. 8.625%, due 2/15/17		8,521,000	8,670,118
	Thermadyne Holdings Corp. 10.50%, due 2/1/14		3,685,000	3,592,875
				12,262,993
	Health Care - Products 1.7%
	Biomet, Inc.
	10.00%, due 10/15/17		10,140,000	11,027,250
	10.375%, due 10/15/17 (g)		4,990,000	5,439,100
	11.625%, due 10/15/17		15,290,000	16,819,000
	Cooper Cos., Inc. (The) 7.125%, due 2/15/15		7,335,000	7,206,637
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14		17,895,000	19,058,175
	Invacare Corp. 9.75%, due 2/15/15		17,120,000	18,275,600
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14		18,274,000	19,050,645
	Universal Hospital Services, Inc.
	3.859%, due 6/1/15 (h)		930,000	795,150
	8.50%, due 6/1/15 (g)		1,705,000	1,666,638
				99,338,195
	Health Care - Services 3.2%
	Centene Corp. 7.25%, due 4/1/14		6,047,000	5,986,530
	Community Health Systems, Inc. 8.875%, due 7/15/15		19,255,000	19,904,856
	DaVita, Inc. 6.625%, due 3/15/13		14,620,000	14,656,550
¤	HCA, Inc.
	5.75%, due 3/15/14		5,065,000	4,647,138
	6.25%, due 2/15/13		4,059,000	3,932,156
	6.30%, due 10/1/12		23,321,000	22,912,882
	6.375%, due 1/15/15		6,784,000	6,258,240
	6.75%, due 7/15/13		9,545,000	9,282,512
	7.19%, due 11/15/15		5,697,000	5,340,277
	7.875%, due 2/1/11		11,310,000	11,621,025
	8.50%, due 4/15/19 (e)		15,775,000	16,682,062
	8.75%, due 9/1/10		2,860,000	2,917,200
	9.00%, due 12/15/14		1,595,000	1,591,052
	9.125%, due 11/15/14		1,815,000	1,892,138
	9.875%, due 2/15/17 (e)		3,645,000	3,963,938
	Healthsouth Corp. 8.125%, due 2/15/20		4,905,000	4,806,900
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15		8,832,000	8,456,640
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14		8,658,000	9,090,900
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15		13,175,000	13,504,375
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14		18,625,000	19,463,125
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, due 2/1/18 (e)		6,115,000	5,969,769
				192,880,265
	Holding Company - Diversified 0.2%
	Leucadia National Corp. 8.125%, due 9/15/15		14,255,000	14,575,738

	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (e)		7,610,000	8,523,200

	Household Products & Wares 0.9%
	Jarden Corp.
	7.50%, due 5/1/17		13,325,000	13,391,625
	7.50%, due 1/15/20		5,360,000	5,386,800
	Libbey Glass, Inc.
	7.484%, due 6/1/11 (h)		10,956,000	11,229,900
	10.00%, due 2/15/15 (e)		24,385,000	24,689,812
				54,698,137
	Insurance 1.9%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (e)		14,221,000	14,234,638
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17		37,380,000	36,819,300
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (e)		27,840,000	26,935,200
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (c)(e)		8,525,000	85,250
	8.45%, due 12/1/97 (c)(e)		2,575,000	25,750
	9.15%, due 7/1/26 (c)(e)		42,123,000	421,230
	USI Holdings Corp.
	4.148%, due 11/15/14 (e)(h)		6,375,000	5,386,875
	9.75%, due 5/15/15 (e)		11,390,000	10,564,225
	Willis North America, Inc. 6.20%, due 3/28/17		16,830,000	17,050,187
				111,522,655
	Internet 0.5%
	Expedia, Inc.
	7.456%, due 8/15/18		7,795,000	8,506,294
	8.50%, due 7/1/16 (e)		17,094,000	18,546,990
				27,053,284
	Iron & Steel 0.4%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		16,350,000	15,245,558
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11		2,460,000	2,598,776
	9.375%, due 6/1/19		7,475,000	8,924,634
				26,768,968
	Leisure Time 0.3%
	Brunswick Corp./DE 11.25%, due 11/1/16 (e)		13,960,000	15,635,200
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14		4,645,000	3,948,250
				19,583,450
	Lodging 1.2%
	Boyd Gaming Corp. 7.75%, due 12/15/12		2,315,000	2,326,575
	Majestic Star Casino LLC 9.50%, due 10/15/10 (c)		7,690,000	5,075,400
	MGM Mirage Inc. 13.00%, due 11/15/13		9,118,000	10,554,085
	San Pasqual Casino 8.00%, due 9/15/13 (e)		250,000	238,750
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.754%, due 3/15/14 (e)(h)		16,105,000	14,212,663
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13		7,995,000	8,224,856
	6.75%, due 5/15/18		16,605,000	16,563,487
	7.875%, due 5/1/12		12,615,000	13,434,975
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14		3,525,000	3,375,188
				74,005,979
	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16		7,415,000	8,175,038

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 8.875%, due 3/15/11		13,800,000	14,524,500

	Media 3.1%
¤	Charter Communications Operating LLC
	8.00%, due 4/30/12 (e)		35,554,000	37,153,930
	8.375%, due 4/30/14 (e)		22,580,000	22,975,150
	CSC Holdings, Inc.
	6.75%, due 4/15/12		25,745,000	26,774,800
	8.50%, due 4/15/14 (e)		7,185,000	7,616,100
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (e)(g)		5,290,000	5,766,100
	Echostar DBS Corp. 6.375%, due 10/1/11		11,491,000	11,950,640
	HSN, Inc. 11.25%, due 8/1/16		21,195,000	23,897,362
	ION Media Networks, Inc. 9.041%, due 1/15/13 (c)(e)(g)(h)		6,391,039	95,866
	Morris Publishing Group LLC 7.00%, due 8/1/13 (c)		20,894,000	7,025,608
	Rainbow National Services LLC
	8.75%, due 9/1/12 (e)		10,205,000	10,409,100
	10.375%, due 9/1/14 (e)		24,935,000	26,306,425
	Vertis, Inc. 18.50%, due 10/1/12 (g)		6,361,157	5,725,041
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (a)(b)		3,713,864	891,327
				186,587,449
	Metal Fabricate & Hardware 0.4%
	Mueller Water Products, Inc. 7.375%, due 6/1/17		16,230,000	14,607,000
	Neenah Foundry Co. 9.50%, due 1/1/17 (c)		16,650,000	8,533,125
				23,140,125
	Mining 0.8%
	Freeport-McMoRan Copper & Gold, Inc.
	3.881%, due 4/1/15 (h)		4,095,000	4,072,314
	8.25%, due 4/1/15		11,275,000	12,205,187
	8.375%, due 4/1/17		27,610,000	30,025,875
				46,303,376
	Miscellaneous - Manufacturing 1.2%
	Actuant Corp. 6.875%, due 6/15/17		11,640,000	11,319,900
	Cenveo Corp. 8.875%, due 2/1/18		6,105,000	6,062,326
	Koppers, Inc. 7.875%, due 12/1/19 (e)		11,280,000	11,505,600
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14		18,442,000	18,488,105
	Sally Holdings LLC 9.25%, due 11/15/14		18,535,000	19,230,062
	SPX Corp. 7.625%, due 12/15/14		5,235,000	5,431,313
				72,037,306
	Office Furnishings 0.2%
	Interface, Inc. 11.375%, due 11/1/13		8,690,000	9,819,700

	Oil & Gas 9.0%
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 8/1/17		8,475,000	9,576,750
	Berry Petroleum Co. 10.25%, due 6/1/14		9,915,000	10,856,925
	Chaparral Energy, Inc.
	8.50%, due 12/1/15		18,583,000	16,074,295
	8.875%, due 2/1/17		7,522,000	6,544,140
¤	Chesapeake Energy Corp.
	6.375%, due 6/15/15		4,512,000	4,421,760
	6.50%, due 8/15/17		31,665,000	30,319,237
	6.625%, due 1/15/16		13,135,000	12,773,787
	6.875%, due 11/15/20		3,165,000	3,046,313
	7.50%, due 9/15/13		1,265,000	1,283,975
	7.50%, due 6/15/14		7,130,000	7,236,950
	Comstock Resources, Inc. 6.875%, due 3/1/12		13,560,000	13,560,000
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17		4,415,000	4,602,638
	Denbury Resources, Inc.
	7.50%, due 12/15/15		1,715,000	1,710,713
	9.75%, due 3/1/16		6,435,000	6,780,881
	Forest Oil Corp.
	7.25%, due 6/15/19		18,185,000	18,275,925
	8.00%, due 12/15/11		13,030,000	13,600,062
	Frontier Oil Corp.
	6.625%, due 10/1/11		5,735,000	5,735,000
	8.50%, due 9/15/16		11,425,000	11,939,125
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (e)		14,581,000	14,653,905
	9.00%, due 6/1/16 (e)		9,005,000	9,342,687
	Holly Corp. 9.875%, due 6/15/17 (e)		18,030,000	19,111,800
	KCS Energy, Inc. 7.125%, due 4/1/12		18,650,000	18,603,375
	Linn Energy LLC
	9.875%, due 7/1/18		13,660,000	14,684,500
	11.75%, due 5/15/17 (e)		13,400,000	15,242,500
	Mariner Energy, Inc. 7.50%, due 4/15/13		17,480,000	17,654,800
	Newfield Exploration Co.
	6.625%, due 9/1/14		13,315,174	13,448,326
	6.625%, due 4/15/16		9,820,000	9,820,000
	7.125%, due 5/15/18		19,975,000	20,224,687
	Parker Drilling Co. 9.625%, due 10/1/13		9,710,000	9,977,025
	Penn Virginia Corp. 10.375%, due 6/15/16		11,560,000	12,730,450
	PetroHawk Energy Corp.
	7.875%, due 6/1/15		6,695,000	6,862,375
	9.125%, due 7/15/13		1,155,000	1,204,088
	10.50%, due 8/1/14		7,425,000	8,204,625
	Petroquest Energy, Inc. 10.375%, due 5/15/12		23,808,000	24,284,160
	Plains Exploration & Production Co.
	7.00%, due 3/15/17		8,505,000	8,388,056
	10.00%, due 3/1/16		15,715,000	17,443,650
	Pride International, Inc. 7.375%, due 7/15/14		13,860,000	14,310,450
	Range Resources Corp.
	6.375%, due 3/15/15		5,000,000	4,987,500
	7.375%, due 7/15/13		4,035,000	4,115,700
	7.50%, due 5/15/16		4,485,000	4,608,338
	8.00%, due 5/15/19		11,655,000	12,412,575
	SandRidge Energy, Inc. 8.00%, due 6/1/18 (e)		8,780,000	8,736,100
	Stone Energy Corp.
	6.75%, due 12/15/14		8,685,000	7,903,350
	8.625%, due 2/1/17		9,100,000	9,054,500
	United Refining Co. 10.50%, due 8/15/12		7,175,000	6,923,875
	W&T Offshore, Inc. 8.25%, due 6/15/14 (e)		9,465,000	9,086,400
	Whiting Petroleum Corp.
	7.00%, due 2/1/14		23,060,000	23,290,600
	7.25%, due 5/1/13		10,138,000	10,264,725
				535,913,598
	Oil & Gas Services 0.3%
	Allis-Chalmers Energy, Inc. 9.00%, due 1/15/14		3,330,000	3,230,100
	Complete Production Services, Inc. 8.00%, due 12/15/16		11,900,000	11,781,000
				15,011,100
	Packaging & Containers 2.0%
	Ball Corp.
	6.875%, due 12/15/12		28,355,000	28,638,550
	7.125%, due 9/1/16		10,625,000	11,076,562
	7.375%, due 9/1/19		10,800,000	11,259,000
	Crown Americas LLC/Crown Americas Capital Corp. 7.625%, due 11/15/13		630,000	649,688
	Greif, Inc. 7.75%, due 8/1/19		8,100,000	8,363,250
	Owens-Brockway Glass Container, Inc.
	6.75%, due 12/1/14		22,565,000	22,790,650
	7.375%, due 5/15/16		4,910,000	5,106,400
	8.25%, due 5/15/13		9,304,000	9,490,080
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (e)		13,025,000	14,327,500
	Silgan Holdings, Inc.
	6.75%, due 11/15/13		1,315,000	1,321,575
	7.25%, due 8/15/16		8,740,000	9,067,750
				122,091,005
	Pharmaceuticals 0.8%
	Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (g)		25,135,387	23,501,587
	NBTY, Inc. 7.125%, due 10/1/15		13,595,000	13,730,950
	Valeant Pharmaceuticals International 8.375%, due 6/15/16 (e)		5,885,000	6,105,687
	Warner Chilcott Corp. 8.75%, due 2/1/15		3,686,000	3,847,263
				47,185,487
	Pipelines 2.6%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11		2,555,000	2,948,940
	9.625%, due 11/1/21		19,281,000	26,584,624
	Cedar Brakes II LLC 9.875%, due 9/1/13 (e)		14,633,581	15,024,591
	Copano Energy LLC 8.125%, due 3/1/16		390,000	392,925
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18		21,920,000	21,837,800
	El Paso Natural Gas Co.
	7.50%, due 11/15/26		6,029,000	6,633,407
	7.625%, due 8/1/10		8,175,000	8,162,966
	8.375%, due 6/15/32		11,060,000	13,473,978
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14		7,625,000	7,510,625
	8.50%, due 7/15/16		25,155,000	25,720,987
	8.75%, due 4/15/18		10,521,000	10,941,840
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13		9,194,000	9,607,730
	Southern Natural Gas Co.
	7.35%, due 2/15/31		1,895,000	2,053,505
	8.00%, due 3/1/32		1,420,000	1,666,258
	Tennessee Gas Pipeline Co. 7.625%, due 4/1/37		3,265,000	3,796,353
				156,356,529
	Real Estate Investment Trusts 1.4%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14		6,500,000	6,467,500
	Host Marriott, L.P.
	6.375%, due 3/15/15		5,645,000	5,503,875
	Series Q 6.75%, due 6/1/16		34,480,000	33,704,200
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14		18,365,000	18,410,913
	Trustreet Properties, Inc. 7.50%, due 4/1/15		19,240,000	20,225,973
				84,312,461
	Retail 2.3%
	Amerigas Partners, L.P. 7.25%, due 5/20/15		2,000,000	2,030,000
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16		2,925,000	2,961,562
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17		3,343,000	3,192,565
	8.00%, due 3/15/14		13,396,000	13,430,763
	AutoNation, Inc.
	2.251%, due 4/15/13 (h)		4,370,000	4,173,350
	7.00%, due 4/15/14		19,566,000	20,226,352
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23		11,460,000	11,144,850
	Limited Brands, Inc.
	6.125%, due 12/1/12		3,100,000	3,239,500
	8.50%, due 6/15/19 (e)		8,450,000	9,210,500
	Penske Auto Group, Inc. 7.75%, due 12/15/16		23,806,000	22,913,275
	Rite Aid Corp.
	7.50%, due 3/1/17		2,768,000	2,546,560
	8.625%, due 3/1/15		1,994,000	1,655,020
	9.375%, due 12/15/15		1,160,000	968,600
	9.75%, due 6/12/16		923,000	987,610
	Sally Holdings LLC/Sally Capital, Inc. 10.50%, due 11/15/16		500,000	535,000
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		23,620,000	23,944,775
	Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13		7,091,000	7,383,504
	Wendy's International, Inc. 6.25%, due 11/15/11		5,400,000	5,602,500
				136,146,286
	Software 0.4%
	Open Solutions, Inc. 9.75%, due 2/1/15 (e)		6,100,000	5,383,250
	SS&C Technologies, Inc. 11.75%, due 12/1/13		15,440,000	16,289,200
				21,672,450
	Telecommunications 4.1%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		26,858,000	18,867,745
	American Tower Corp. 7.25%, due 5/15/19 (e)		7,425,000	8,316,000
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (e)		33,700,000	36,311,750
	Crown Castle International Corp.
	7.125%, due 11/1/19		26,105,000	25,909,213
	9.00%, due 1/15/15		10,080,000	10,924,200
	DigitalGlobe, Inc. 10.50%, due 5/1/14 (e)		10,000,000	10,750,000
	GCI, Inc.
	7.25%, due 2/15/14		12,360,000	12,360,000
	8.625%, due 11/15/19 (e)		20,585,000	21,305,475
	GeoEye, Inc. 9.625%, due 10/1/15 (e)		11,190,000	11,413,800
	iPCS, Inc. 2.406%, due 5/1/13 (h)		2,210,000	2,055,300
	Lucent Technologies, Inc. 6.50%, due 1/15/28		15,100,000	10,570,000
	Qwest Communications International, Inc. 7.25%, due 2/15/11		9,345,000	9,345,000
	Qwest Corp.
	7.50%, due 10/1/14		4,400,000	4,642,000
	8.875%, due 3/15/12		13,755,000	14,769,431
	SBA Telecommunications, Inc. 8.25%, due 8/15/19 (e)		14,955,000	15,702,750
	Sprint Nextel Corp. 8.375%, due 8/15/17		31,430,000	30,644,250
				243,886,914
	Textiles 0.7%
	INVISTA 9.25%, due 5/1/12 (e)		43,530,000	43,856,475

	Transportation 0.6%
	KAR Holdings, Inc.
	8.75%, due 5/1/14		9,635,000	9,791,569
	10.00%, due 5/1/15		23,250,000	24,645,000
				34,436,569
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		13,126,000	11,304,768

	Total Corporate Bonds (Cost $4,120,269,611)			4,329,374,676

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	22,825,000	24,558,142

	Total Foreign Bond (Cost $18,060,266)			24,558,142

	Loan Assignments & Participations 5.3% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.00%, due 7/31/14		$5,911,101	5,517,026
	Tranche B2 Term Loan 4.00%, due 7/31/14		5,768,127	5,383,583
				10,900,609
	Auto Manufacturers 0.5%
	Ford Motor Co. Term Loan 3.26%, due 12/16/13		32,836,407	30,672,718

	Auto Parts & Equipment 0.1%
	FleetPride Corp. Term Loan 2.75%, due 6/6/13		7,684,375	6,646,984

	Beverages 0.0%‡
	Dean Foods Co. Tranche A Term Loan 0.88%, due 4/2/12		2,361,967	2,289,927

	Commercial Services 0.3%
	Lender Processing Services, Inc. Term Loan A 2.49%, due 7/2/13		16,280,000	16,157,900

	Computers 0.1%
	SunGard Data Systems, Inc. Tranche A 1.98%, due 2/28/14		5,440,626	5,250,204

	Diversified Financial Services 0.6%
	DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan 6.74%, due 8/3/12		33,715,000	32,429,616

	Electric 1.1%
	Calpine Corp. First Priority Term Loan 3.14%, due 3/29/14		8,138,265	7,683,035
¤	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.73%, due 10/10/14		31,952,372	26,121,064
	Term Loan B3 3.73%, due 10/10/14		39,370,942	31,961,567
				65,765,666
	Health Care - Services 0.9%
	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.51%, due 7/25/14		1,909,800	1,803,080
	Term Loan 2.51%, due 7/25/14		27,389,381	25,858,863
¤	HCA, Inc.
	Term Loan A 1.75%, due 11/16/12		5,861,098	5,558,050
	Term Loan B 2.50%, due 11/18/13		23,543,200	22,371,385
				55,591,378
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/13 (a)(b)		5,788,236	769,835

	Media 0.9%
¤	Charter Communications Operating LLC Replacement Term Loan 2.26%, due 3/6/14		29,628,569	27,542,214
	Nielsen Finance LLC Class A Term Loan 2.23%, due 8/9/13		29,456,314	28,104,476
				55,646,690
	Retail 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.23%, due 1/19/13		17,115,000	16,003259,250

	Telecommunications 0.3%
	Qwest Corp. Term Loan B 6.95%, due 6/30/10		18,000,000	18,022,500

	Total Loan Assignments & Participations (Cost $325,300,884)			316,403,277

	Yankee Bonds 10.0% (j)
	Chemicals 1.1%
¤	Nova Chemicals Corp.
	3.649%, due 11/15/13 (h)		24,840,000	22,790,700
	6.50%, due 1/15/12		3,740,000	3,758,700
	8.375%, due 11/1/16 (e)		13,850,000	13,953,875
	8.625%, due 11/1/19 (e)		27,935,000	28,214,350
				68,717,625
	Commercial Services 0.5%
	National Money Mart Co. 10.375%, due 12/15/16 (e)		29,545,000	31,169,975

	Diversified Financial Services 0.8%
	MU Finance PLC 8.375%, due 2/1/17 (e)		15,530,000	15,141,750
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18 (e)		36,400,000	35,808,500
				50,950,250
	Electric 0.2%
	Intergen N.V. 9.00%, due 6/30/17 (e)		11,083,000	11,304,660

	Electronics 0.2%
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14		11,550,000	10,279,500

	Entertainment 0.4%
	Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (e)		21,350,000	21,883,750

	Forest Products & Paper 0.6%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (e)		10,410,000	11,503,050
	Smurfit Capital Funding PLC 7.50%, due 11/20/25		26,050,000	22,924,000
				34,427,050
	Health Care - Products 0.4%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14		20,197,000	21,408,820

	Insurance 0.4%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16		6,540,000	7,118,783
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		8,207,000	8,268,553
	7.75%, due 7/15/37		4,810,000	4,497,350
	8.30%, due 4/15/26		5,395,000	5,239,894
				25,124,580
	Leisure Time 0.3%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(b)(e)		12,185,000	16,809,841

	Media 1.3%
	Quebecor Media, Inc. 7.75%, due 3/15/16		36,570,000	36,570,000
	Videotron Ltee
	6.875%, due 1/15/14		2,851,000	2,836,745
	9.125%, due 4/15/18		29,300,000	31,644,000
	9.125%, due 4/15/18 (e)		5,935,000	6,380,125
				77,430,870
	Miscellaneous - Manufacturing 0.1%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12		6,810,000	7,383,027

	Oil & Gas Services 0.3%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (e)		21,100,000	20,994,500

	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc. 4.006%, due 12/1/13 (h)		11,280,000	9,475,200

	Telecommunications 2.9%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (e)		4,400,000	4,515,500
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13		50,265,000	50,767,650
	8.875%, due 1/15/15		13,690,000	14,032,250
	8.875%, due 1/15/15 (e)		8,610,000	8,782,200
	Millicom International Cellular S.A. 10.00%, due 12/1/13		25,130,000	25,946,725
	Nortel Networks, Ltd.
	6.875%, due 9/1/23 (c)		3,000,000	840,000
	10.125%, due 7/15/13 (c)		3,780,000	2,787,750
	10.75%, due 7/15/16 (c)		17,459,000	12,876,013
	Rogers Communications, Inc. 9.625%, due 5/1/11		10,427,000	11,449,336
	Virgin Media Finance PLC
	8.375%, due 10/15/19		20,205,000	20,710,125
	9.125%, due 8/15/16		8,680,000	9,027,200
	9.50%, due 8/15/16		10,315,000	10,933,900
				172,668,649
	Transportation 0.3%
	CEVA Group PLC 10.00%, due 9/1/14 (e)		10,180,000	9,785,525
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14		6,619,000	6,519,715
				16,305,240

	Total Yankee Bonds (Cost $556,726,114)			596,333,537

	Total Long-Term Bonds (Cost $5,035,115,556)			5,284,904,465

		Shares		Value
	Common Stocks 0.4%
	Auto Parts & Equipment 0.2%
	Lear Corp. (f)		135,935	9,352,328

	Commercial Services 0.0%‡
	World Color Press, Inc. (f)		174,495	2,008,437

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (a)(b)		537,143	5,371

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (a)(b)(f)		15,507,390	155,074

	Software 0.0%‡
	QuadraMed Corp. (a)(f)		268,509	2,252,791

	Telecommunications 0.2%
	Loral Space & Communications, Ltd. (f)		328,889	9,363,470
	Remote Dynamics, Inc. (f)		18	0	(k)
				9,363,470

	Total Common Stocks (Cost $66,473,115)			23,137,471

	Convertible Preferred Stock 0.2%
	Software 0.2%
	QuadraMed Corp. (a)(d) 5.50%		950,000	12,855,590

	Total Convertible Preferred Stock (Cost $22,798,000)			12,855,590

	Preferred Stocks 0.3%
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (a)(b) 10.00%		6,430	64

	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. (a)(e) 12.00%		18,108	20,348,865

	Total Preferred Stocks (Cost $16,260,073)			20,348,929

		Number of Warrants		Value
	Warrants 0.0%‡
	Commercial Services 0.0%‡
	World Color Press, Inc. Strike Price $13.00 Expires 7/20/14 (f)		98,897	543,933
	Strike Price $16.30 Expires 7/20/14 (f)		98,897	375,809

	Total Warrants (Cost $3,822,044)			919,742

	Principal Amount	Value
Short-Term Investment 9.7%
Repurchase Agreement 9.7%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $579,951,028 (Collateralized by United States Treasury Bills with rates of 0.101% and 0.119% and a maturity dates of 6/24/10 and 7/1/10, with a Principal Amount of $591,805,000 and a Market Value of $591,551,779)	$579,950,545	579,950,545

Total Short-Term Investment (Cost $579,950,545)		579,950,545

Total Investments (Cost $5,724,419,333) (l)	99.0%	5,922,116,742

Other Assets, Less Liabilities	1.0	58,471,351
Net Assets	100.0%	$5,980,588,093

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities at January 31, 2010 is $58,020,496, which represents 1.0% of the Fund's net assets.
(b)	Fair valued security. The total market value of these securities at January 31, 2010 is $22,503,852, which represents 0.4% of the Fund's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Less than one dollar.
(l)	At January 31, 2010, cost is $5,733,055,560 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$391,499,277
Gross unrealized depreciation	(202,438,095)
Net unrealized appreciation	$189,061,182

-The following abbreviation is used in the above portfolio:
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$555,692	$—	$555,692
Convertible Bonds (b)	—	17,672,988	6,153	17,679,141
Corporate Bonds (c)	—	4,324,617,162	4,757,514	4,329,374,676
Foreign Bond	—	24,558,142	—	24,558,142
Loan Assignments & Participations (d)	—	315,633,442	769,835	316,403,277
Yankee Bonds (e)	—	579,523,696	16,809,841	596,333,537
Total Long-Term Bonds	—	5,262,561,122	22,343,343	5,284,904,465
Common Stocks (f)	22,977,026	—	160,445	23,137,471
Convertible Preferred Stock	12,855,590	—	—	12,855,590
Preferred Stocks (g)	20,348,865	—	64	20,348,929
Warrants	919,742	—	—	919,742
Short-Term Investment
Repurchase Agreement	—	579,950,545	—	579,950,545
Total Investments in Securities	$57,101,223	$5,842,511,667	$22,503,852	$5,922,116,742

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $6,153 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c) The level 3 securities valued at $2,956,716, $909,471 and $891,327 are held in Commercial Services, Entertainment and Media, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d) The level 3 security valued at $769,835 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of Investments.
(e) The level 3 security valued at $16,809,841 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f) The level 3 securities valued at $5,371 and $155,074 are held in Machinery and Media, respectively, within the Common Stocks section of the Portfolio of Investments.
(g) The level 3 security valued at $64 is held in Machinery within the Preferred Stock section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Bonds
Convertible Bonds
Internet	$6,154	$-	$-	$(1)	$-	$-	$-	$-	$6,153	$(1)
Corporate Bonds
Commercial Services	2,956,716	-	-	-	-	-	-	-	2,956,716	-
Entertainment	970,052	9,041	19,560	11,786	-	(100,968)	-	-	909,471	(9,041)
Media	861,595	5,861	-	(55,114)	78,985	-	-	-	891,327	(55,114)
Loan Assignments & Participations
Machinery	2,421,868	(522,444)	(3,796,248)	5,088,146	60,028	(2,481,515)	-	-	769,835	7,134,926
Yankee Bonds
Leisure Time	16,442,013	-	-	367,828	-	-	-	-	16,809,841	367,828
Common Stocks
Machinery	5,371	-	-	-	-	-	-	-	5,371	-
Media	155,074	-	-	-	-	-	-	-	155,074	-
Preferred Stocks
Machinery	64	-	-	-	-	-	-	-	64	-
Total	$23,818,907	$(507,542)	$(3,776,688)	$5,412,645	$139,013	$(2,582,483)	$-	$-	$22,503,852	$7,438,598

As of January 31, 2010, the Fund held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	1,711,972	USD	1,505,805	USD	1,601,097

As of January 31, 2010, the Fund held the following restricted securities:

	Date(s) of	Principal Amount/		1/31/10	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$61,533,853	$0	$ 6,153	0.0	%‡
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	950,000	22,798,000	12,855,590	0.2
Total			$22,798,000	$ 12,861,743	0.2%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund

Portfolio of Investments ††† January 31, 2010 unaudited

		Principal Amount	Value
	Long-Term Bonds 34.9%†
	Asset-Backed Securities 1.6%
	Airlines 0.4%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19	$2,230,000	$2,274,600

	Automobile 0.1%
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	500,000	527,457

	Credit Cards 0.3%
	Chase Issuance Trust
	Series 2006-C4, Class C4 0.523%, due 1/15/14 (a)	1,315,000	1,283,509
	Series 2005, Class A-10 4.65%, due 12/17/12	750,000	771,871
	Murcie Lago International, Ltd. Series 2006-1X, Class A 0.461%, due 3/27/11 (a)(b)(c)	201,824	201,462
			2,256,842
	Diversified Financial Services 0.0%‡
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(d)	94,460	94,488

	Home Equity 0.8%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 4.64%, due 10/25/33	396,710	391,506
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	251,078	220,018
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	59,432	54,869
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	396,314	389,500
	Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	1,197,665	1,186,094
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33	446,046	411,311
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.739%, due 2/25/34	545,428	420,772
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34	500,000	489,010
	Series 2003-3, Class AF4 4.995%, due 12/25/33	496,169	429,620
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33	362,031	355,578
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33	363,762	340,615
	Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32	261,054	236,070
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	79,911
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36	261,708	201,721
			5,206,595

	Total Asset-Backed Securities (Cost $10,674,350)		10,359,982

	Convertible Bonds 8.3%
	Auto Parts & Equipment 0.7%
	BorgWarner, Inc. 3.50%, due 4/15/12	3,625,000	4,562,969

	Biotechnology 0.4%
	Amgen, Inc. 0.375%, due 2/1/13	2,569,000	2,601,113

	Coal 0.0%‡
	Peabody Energy Corp. 4.75%, due 12/15/66	268,000	267,665

	Computers 0.6%
	EMC Corp. 1.75%, due 12/1/11	3,626,000	4,233,355

	Electrical Components & Equipment 0.0%‡
	General Cable Corp. 0.875%, due 11/15/13	239,000	209,723

	Electronics 0.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	1,759,000	2,222,936

	Energy - Alternate Sources 0.1%
	Covanta Holding Corp. 1.00%, due 2/1/27	740,000	689,125

	Housewares 0.4%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	1,709,000	2,952,297

	Iron & Steel 0.6%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	2,464,000	3,110,800
	ArcelorMittal 5.00%, due 5/15/14	378,000	552,352
	Steel Dynamics, Inc. 5.125%, due 6/15/14	192,000	221,760
			3,884,912
	Leisure Time 0.5%
	Carnival Corp. 2.00%, due 4/15/21	3,179,000	3,357,819

	Mining 0.5%
	Alcoa, Inc. 5.25%, due 3/15/14	128,000	268,000
	Newmont Mining Corp. 1.25%, due 7/15/14	2,690,000	3,143,937
			3,411,937
	Miscellaneous - Manufacturing 0.7%
	Danaher Corp. (zero coupon), due 1/22/21	3,262,000	3,437,332
	Ingersoll-Rand Co. 4.50%, due 4/15/12	110,000	206,113
	Textron, Inc. 4.50%, due 5/1/13	552,000	912,180
			4,555,625
	Oil & Gas 0.2%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	588,000	502,005
	Transocean, Inc. Series A 1.625%, due 12/15/37	640,000	628,000
			1,130,005
	Oil & Gas Services 1.6%
	Cameron International Corp. 2.50%, due 6/15/26	3,374,000	4,221,718
	Core Laboratories, L.P. 0.25%, due 10/31/11	631,000	832,920
	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	3,394,000	5,417,672
			10,472,310
	Pharmaceuticals 0.7%
	ALZA Corp. (zero coupon), due 7/28/20	1,205,000	1,111,612
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	2,984,000	3,595,720
			4,707,332
	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	262,000	341,583

	Semiconductors 0.5%
	Intel Corp. 3.25%, due 8/1/39 (d)	3,247,000	3,502,701

	Software 0.4%
	Sybase, Inc. 3.50%, due 8/15/29 (d)	2,125,000	2,387,969

	Total Convertible Bonds (Cost $56,857,323)		55,491,376

	Corporate Bonds 13.3%
	Advertising 0.0%‡
	Lamar Media Corp. Series C 6.625%, due 8/15/15	300,000	285,750

	Aerospace & Defense 0.1%
	L-3 Communications Corp. 5.20%, due 10/15/19 (d)	900,000	916,474

	Agriculture 0.1%
	Cargill, Inc. 4.375%, due 6/1/13 (d)	200,000	209,944
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	279,808
			489,752
	Airlines 0.3%
	Continental Airlines, Inc. 7.875%, due 1/2/20	1,942,816	1,729,107

	Auto Manufacturers 0.3%
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,162,500
	8.90%, due 1/15/32	215,000	194,575
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	270,000	281,157
			1,638,232
	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	120,000	130,200
	Tenneco Automotive, Inc. 8.625%, due 11/15/14	270,000	265,950
	TRW Automotive, Inc. 7.00%, due 3/15/14 (d)	300,000	290,250
			686,400
	Banks 1.1%
	AgriBank FCB 9.125%, due 7/15/19	900,000	1,003,567
	BAC Capital Trust VI 5.625%, due 3/8/35	1,200,000	1,006,118
	Bank of America Corp.
	5.65%, due 5/1/18	150,000	151,410
	6.50%, due 8/1/16	735,000	795,607
	8.00%, due 12/29/49 (a)	1,500,000	1,424,175
	GMAC, Inc. 8.00%, due 11/1/31	1,411,000	1,351,033
	USB Capital IX 6.189%, due 10/29/49 (a)	200,000	166,000
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	1,200,000	1,212,000
			7,109,910
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc. 5.375%, due 1/15/20 (d)	1,800,000	1,846,148

	Building Materials 0.3%
	U.S. Concrete, Inc. 8.375%, due 4/1/14	1,900,000	1,320,500
	USG Corp. 6.30%, due 11/15/16	705,000	623,925
			1,944,425
	Chemicals 0.7%
	Chevron Phillips Chemica 7.00%, due 6/15/14 (d)	1,670,000	1,857,491
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	730,000	791,535
	8.55%, due 5/15/19	375,000	448,470
	Huntsman International LLC 5.50%, due 6/30/16 (d)	80,000	69,800
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (d)	1,200,000	1,203,517
	Innophos, Inc. 8.875%, due 8/15/14	325,000	331,500
	Solutia, Inc. 8.75%, due 11/1/17	105,000	111,037
			4,813,350
	Coal 0.0%‡
	Arch Western Finance LLC 6.75%, due 7/1/13	250,000	247,500

	Commercial Services 0.3%
	Cardtronics, Inc. 9.25%, due 8/15/13	260,000	266,500
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/49 (b)(c)(d)(l)	110,000	5,720
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (d)(f)	240,000	252,000
	United Rentals North America, Inc. 7.75%, due 11/15/13	1,200,000	1,168,500
			1,692,720
	Computers 0.1%
	SunGard Data Systems, Inc. 9.125%, due 8/15/13	400,000	407,000
	Unisys Corp. 14.25%, due 9/15/15 (d)	425,000	501,500
			908,500
	Diversified Financial Services 1.2%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (d)	1,200,000	1,201,774
	Citigroup, Inc.
	5.875%, due 2/22/33	250,000	209,045
	8.50%, due 5/22/19	390,000	454,714
	Ford Motor Credit Co. 9.875%, due 8/10/11	200,000	209,243
	General Electric Capital Corp.
	6.375%, due 11/15/67 (a)	1,825,000	1,603,719
	6.875%, due 1/10/39	400,000	415,684
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	300,000	295,500
	GMAC, Inc. 6.875%, due 9/15/11	305,000	305,000
	JPMorgan Chase & Co.
	5.75%, due 1/2/13	250,000	272,185
	7.90%, due 4/29/49 (a)	2,000,000	2,048,620
	Merrill Lynch & Co., Inc. 5.00%, due 2/3/14	580,000	607,345
	Morgan Stanley Series E 5.45%, due 1/9/17	350,000	362,217
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	351,750
			8,336,796
	Electric 0.9%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (d)	1,105,000	1,120,556
	Ameren Energy Generating Co. 6.30%, due 4/1/20	370,000	379,477
	Arizona Public Service Co. 5.50%, due 9/1/35	325,000	291,854
	Edison Mission Energy 7.00%, due 5/15/17	600,000	474,000
	Energy Future Holdings Corp. 11.25%, due 11/1/17 (f)	1,590,000	1,168,650
	Entergy Gulf States Louisiana LLC 5.59%, due 10/1/24	1,575,000	1,618,958
	Nevada Power Co. 6.65%, due 4/1/36	725,000	780,901
	Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15	430,000	336,475
			6,170,871
	Engineering & Construction 0.0%‡
	Esco Corp. 8.625%, due 12/15/13 (d)	250,000	250,938

	Entertainment 0.4%
	Cinemark USA, Inc. 8.625%, due 6/15/19	140,000	145,950
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	240,000	213,300
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	1,370,000	1,178,200
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17 (d)	120,000	120,300
	Pokagon Gaming Authority 10.375%, due 6/15/14 (d)	373,000	389,319
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (d)	400,000	316,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (d)	123,000	115,005
	Warner Music Group 7.375%, due 4/15/14	100,000	97,000
			2,575,074
	Environmental Controls 0.1%
	Waste Services, Inc.
	9.50%, due 4/15/14	150,000	155,250
	9.50%, due 4/15/14 (d)	105,000	108,675
	WCA Waste Corp. 9.25%, due 6/15/14	160,000	162,400
			426,325
	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,500,000	1,395,000

	Forest Products & Paper 0.7%
	Boise Cascade LLC 7.125%, due 10/15/14	1,255,000	1,138,912
	Cellu Tissue Holdings, Inc. 11.50%, due 6/1/14	70,000	77,700
	Clearwater Paper Corp. 10.625%, due 6/15/16 (d)	155,000	172,050
	International Paper Co.
	7.30%, due 11/15/39	1,890,000	2,037,932
	9.375%, due 5/15/19	800,000	1,001,641
	NewPage Corp. 11.375%, due 12/31/14	300,000	290,250
			4,718,485
	Hand & Machine Tools 0.1%
	Baldor Electric Co. 8.625%, due 2/15/17	400,000	407,000

	Health Care - Services 0.2%
	CIGNA Corp. 8.50%, due 5/1/19	670,000	808,226
	Community Health Systems, Inc. 8.875%, due 7/15/15	300,000	310,125
			1,118,351
	Home Builders 0.0%‡
	Meritage Homes Corp. 6.25%, due 3/15/15	300,000	281,250

	Home Furnishing 0.0%‡
	ALH Finance LLC/ALH Finance Corp. 8.50%, due 1/15/13	200,000	200,750

	Household Products & Wares 0.1%
	Yankee Acquisition Corp. 8.50%, due 2/15/15	300,000	300,000

	Insurance 2.3%
	Allstate Corp. (The) 6.50%, due 5/15/57 (a)	3,790,000	3,543,650
	American General Finance Corp. 6.90%, due 12/15/17	1,965,000	1,433,452
	Berkshire Hathaway Finance Corp. 4.625%, due 10/15/13	100,000	108,184
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	4,100,000	3,590,087
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	361,459
	Liberty Mutual Group, Inc. 7.80%, due 3/15/37 (d)	1,760,000	1,513,600
	Progressive Corp. (The) 6.70%, due 6/15/37 (a)	3,700,000	3,404,000
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (d)	1,100,000	1,185,547
			15,139,979
	Leisure Time 0.1%
	Travelport LLC 9.875%, due 9/1/14	400,000	421,000

	Lodging 0.4%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14 (d)	250,000	258,125
	Harrah's Operating Co., Inc.
	10.00%, due 12/15/18	1,800,000	1,431,000
	11.25%, due 6/1/17	240,000	255,000
	MGM Mirage, Inc.
	10.375%, due 5/15/14 (d)	40,000	43,900
	11.125%, due 11/15/17 (d)	80,000	90,000
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17 (d)	240,000	242,400
			2,320,425
	Machinery - Construction & Mining 0.0%‡
	Terex Corp. 8.00%, due 11/15/17	300,000	286,500

	Machinery - Diversified 0.1%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (d)	170,000	181,050
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13	240,000	232,200
			413,250
	Media 0.5%
	Allbritton Communications Co. 7.75%, due 12/15/12	300,000	297,750
	Dex Media, Inc. 8.00%, due 11/15/13 (g)	250,000	72,812
	ION Media Networks, Inc. 9.041%, due 1/15/13 (d)(f)(g)	38,185	573
	Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	297,750
	Morris Publishing Group LLC 7.00%, due 8/1/13 (g)	74,000	24,882
	Nielsen Finance LLC / Nielsen Finance Co.
	10.00%, due 8/1/14	120,000	124,800
	11.50%, due 5/1/16	215,000	240,800
	Rainbow National Services LLC 10.375%, due 9/1/14 (d)	130,000	137,150
	Time Warner Cable, Inc. 8.25%, due 2/14/14	1,040,000	1,235,463
	Time Warner, Inc. 7.70%, due 5/1/32	750,000	888,967
	Univision Communications, Inc. 12.00%, due 7/1/14 (d)	145,000	156,600
	Ziff Davis Media, Inc. 8.875%, due 7/15/11 (b)(c)	21,037	5,049
			3,482,596
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14	1,313,000	1,303,152

	Miscellaneous - Manufacturing 0.2%
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	1,625,000	1,629,062

	Office & Business Equipment 0.1%
	Xerox Corp. 4.25%, due 2/15/15	950,000	966,878

	Office Furnishings 0.0%‡
	Interface, Inc. 11.375%, due 11/1/13	120,000	135,600

	Oil & Gas 0.1%
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	160,000	166,800
	Connacher Oil & Gas
	10.25%, due 12/15/15 (d)	200,000	192,000
	11.75%, due 7/15/14 (d)	105,000	115,500
	Encore Acquisition Co. 9.50%, due 5/1/16	300,000	315,000
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	110,000	102,326
			891,626
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	1,500,000	1,290,000
	Complete Production Services, Inc. 8.00%, due 12/15/16	200,000	198,000
			1,488,000
	Packaging & Containers 0.2%
	Berry Plastics Corp. 8.875%, due 9/15/14	400,000	386,000
	Graphic Packaging International, Inc. 9.50%, due 8/15/13	200,000	205,500
	Pregis Corp. 12.375%, due 10/15/13	245,000	244,388
	Solo Cup Co. 10.50%, due 11/1/13	165,000	173,250
			1,009,138
	Pharmaceuticals 0.1%
	Pfizer, Inc. 6.20%, due 3/15/19	535,000	599,818

	Pipelines 0.5%
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	250,000	249,063
	Dynegy Holdings, Inc. 7.75%, due 6/1/19	460,000	368,000
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14	150,000	147,750
	8.75%, due 4/15/18	140,000	145,600
	NGPL Pipeco LLC 7.768%, due 12/15/37 (d)	1,070,000	1,273,652
	ONEOK Partners, L.P. 8.625%, due 3/1/19	250,000	312,163
	ONEOK, Inc. 6.00%, due 6/15/35	950,000	924,835
			3,421,063
	Real Estate 0.0%‡
	ERP Operating, L.P. 7.125%, due 10/15/17	100,000	109,472

	Real Estate Investment Trusts 0.2%
	HCP, Inc. 5.65%, due 12/15/13	565,000	584,341
	Health Care Property Investors, Inc. 6.00%, due 1/30/17	450,000	445,404
	ProLogis 7.375%, due 10/30/19	295,000	305,675
			1,335,420
	Retail 0.2%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(d)	287,702	275,573
	Nebraska Book Co., Inc. 10.00%, due 12/1/11 (d)	240,000	245,100
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (f)	429,967	418,143
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	514,000	601,999
			1,540,815
	Savings & Loans 0.1%
	Nalco Finance Holdings, Inc. 9.00%, due 2/1/14	72,000	74,160
	Pipeline Funding Co. LLC 7.50%, due 1/15/30 (d)	305,000	297,665
			371,825
	Software 0.0%‡
	Vangent, Inc. 9.625%, due 2/15/15	300,000	277,500

	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15	300,000	285,000

	Telecommunications 0.2%
	Cincinnati Bell, Inc. 8.375%, due 1/15/14	200,000	201,500
	Cricket Communications, Inc. 9.375%, due 11/1/14	300,000	298,500
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	400,000	402,500
	Qwest Communications International, Inc. Series B 7.50%, due 2/15/14	200,000	201,250
			1,103,750

	Total Corporate Bonds (Cost $83,403,542)		89,020,977

	Foreign Government Bonds 0.2%
	Foreign Sovereign 0.2%
	Republic of Panama 9.375%, due 4/1/29	860,000	1,139,500
	Republic of Venezuela 6.00%, due 12/9/20	309,000	179,993

	Total Foreign Government Bonds (Cost $1,194,491)		1,319,493

	Loan Assignment & Participation 0.0%‡(h)
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B (zero coupon), due 11/26/13 (b)(c)	46,763	6,219

	Total Loan Assignment & Participation (Cost $106,187)		6,219

	Mortgage-Backed Securities 1.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.689%, due 4/10/49 (a)	400,000	357,291
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.461%, due 12/25/36 (a)(b)(d)	361,208	242,789
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.694%, due 9/11/38 (a)	250,000	261,646
	Series 2007-PW16, Class A4 5.719%, due 6/11/40 (a)	400,000	376,047
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.095%, due 12/10/49 (a)	200,000	189,045
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.224%, due 7/15/44 (a)	1,000,000	892,635
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	500,000	495,476
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	756,757
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	507,648
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	496,961
	Series 2007-LD12, Class A3 5.99%, due 2/15/51 (a)	500,000	500,120
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	488,297
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	500,000	495,271
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	486,889
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.92%, due 8/12/49 (a)	500,000	501,110
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	500,000	497,593
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44	500,000	430,533
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.86%, due 2/25/42 (a)(b)(c)(d)	755,400	705,393
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	280,000	285,600
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	425,137

	Total Mortgage-Backed Securities (Cost $9,771,578)		9,392,238

	Municipal Bond 0.1%
	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	655,000	541,521

	Total Municipal Bond (Cost $655,000)		541,521

	U.S. Government & Federal Agencies 8.2%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	392,531	406,584

	Federal Home Loan Bank 0.3%
	4.625%, due 10/10/12	2,000,000	2,170,068

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.6%
	3.00%, due 8/1/10	219,240	220,122
	4.35%, due 3/1/35 (a)	734,267	759,350
	4.50%, due 8/1/33	278,177	283,669
	4.50%, due 8/1/35	339,532	344,537
	4.50%, due 8/1/39	1,980,768	2,002,540
	4.50%, due 9/1/39	493,510	498,934
	5.00%, due 1/1/23	346,454	366,657
	5.00%, due 8/1/33	1,075,407	1,122,473
	5.00%, due 6/1/37	976,781	1,016,576
	5.00%, due 6/1/38	365,386	380,272
	5.00%, due 2/1/39	410,591	427,319
	5.043%, due 6/1/35 (a)	945,830	998,317
	5.50%, due 2/1/18	207,317	222,581
	5.50%, due 2/1/21	168,189	180,309
	5.50%, due 10/1/21	235,496	252,466
	6.00%, due 8/1/21	189,040	203,667
	6.00%, due 10/1/38	1,226,841	1,315,685
	6.50%, due 11/1/16	43,383	47,014
	6.50%, due 2/1/27	567	613
	6.50%, due 5/1/29	40,058	43,838
	6.50%, due 6/1/29	65,213	71,367
	6.50%, due 7/1/29	111,132	121,617
	6.50%, due 8/1/29	41,337	45,238
	6.50%, due 9/1/29	4,941	5,407
	6.50%, due 10/1/29	605	662
	6.50%, due 6/1/32	30,435	33,231
	6.50%, due 1/1/37	27,123	29,326
	7.00%, due 3/1/26	420	470
	7.00%, due 9/1/26	14,337	16,058
	7.00%, due 10/1/26	22	24
	7.00%, due 7/1/30	2,077	2,304
	7.00%, due 7/1/32	61,235	67,929
	7.50%, due 1/1/16	7,078	7,708
	7.50%, due 5/1/32	42,381	47,751
	8.00%, due 11/1/12	1,941	1,989
			11,138,020
	Federal National Mortgage Association 0.1%
	1.875%, due 4/20/12	1,000,000	1,016,705

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
	4.00%, due 12/1/20	406,864	415,365
	4.50%, due 4/1/18	670,802	707,754
	4.50%, due 7/1/20	34,706	36,466
	4.50%, due 12/1/20	439,495	461,782
	4.50%, due 3/1/21	52,917	55,600
	4.50%, due 6/1/23	2,741,622	2,859,234
	5.00%, due 8/1/22	469,852	497,030
	5.00%, due 5/1/37	242,278	252,110
	5.50%, due 4/1/21	2,277,161	2,450,512
	5.50%, due 3/1/38	784,226	831,812
	5.50%, due 9/1/39	2,488,946	2,639,583
	6.00%, due 4/1/19	5,768	6,154
	6.00%, due 9/1/35	2,961,695	3,194,925
	6.00%, due 10/1/35	1,875,565	2,017,354
	6.50%, due 10/1/31	181,861	198,650
	7.00%, due 10/1/37	12,645	13,917
	7.00%, due 11/1/37	53,984	59,414
	7.50%, due 10/1/11	536	561
	7.50%, due 10/1/15	39,697	43,516
	8.00%, due 4/1/10	479	491
	8.00%, due 8/1/11	278	293
	8.00%, due 10/1/11	2,827	2,979
	8.00%, due 11/1/11	717	755
			16,746,257
	Freddie Mac (Collateralized Mortgage Obligation) 0.1%
	Series 2632, Class NH 3.50%, due 6/15/13	492,934	501,858

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
	4.00%, due 9/15/39	993,129	977,013
	5.00%, due 12/15/37	54,234	56,619
	5.00%, due 1/31/38 TBA(i)	1,200,000	1,249,687
	5.00%, due 5/15/38	234,899	245,191
	5.00%, due 3/15/39	563,343	588,027
	5.50%, due 9/15/35	90,408	96,190
	5.50%, due 7/15/36	288,176	305,975
	5.50%, due 2/15/38	398,543	422,412
	6.00%, due 4/15/29	774,361	836,009
	6.00%, due 8/15/32	1,104,091	1,192,191
	6.00%, due 1/15/33	118,000	127,366
	6.00%, due 11/15/33	108,401	116,882
	6.00%, due 11/15/36	255,100	273,185
	6.00%, due 9/15/38	212,041	226,642
	6.50%, due 4/15/29	227	248
	6.50%, due 5/15/29	491	537
	6.50%, due 8/15/29	38	42
	6.50%, due 7/15/31	131,783	143,940
	6.50%, due 10/15/31	11,628	12,677
	7.00%, due 7/15/11	198	204
	7.00%, due 10/15/11	10,873	11,159
	7.00%, due 9/15/23	4,208	4,668
	7.00%, due 7/15/25	2,314	2,572
	7.00%, due 12/15/25	4,939	5,489
	7.00%, due 5/15/26	10,245	11,394
	7.00%, due 11/15/27	16,032	17,839
	7.00%, due 12/15/27	83,997	93,469
	7.00%, due 6/15/28	5,090	5,672
	7.50%, due 3/15/26	10,190	11,488
	7.50%, due 6/15/26	572	645
	7.50%, due 10/15/30	31,135	35,184
	8.00%, due 8/15/26	2,139	2,455
	8.00%, due 9/15/26	168	193
	8.00%, due 10/15/26	21,599	24,794
	8.50%, due 11/15/26	25,164	29,182
			7,127,240
	United States Treasury Bond 0.2%
	4.50%, due 8/15/39	1,310,000	1,308,362

¤	United States Treasury Notes 2.2%
	2.25%, due 5/31/14	110,000	111,005
	2.375%, due 8/31/14	2,900,000	2,927,414
	2.625%, due 6/30/14	75,000	76,752
	2.625%, due 12/31/14	1,960,000	1,988,635
	2.75%, due 2/15/19	1,940,000	1,823,600
	3.00%, due 8/31/16	2,000,000	2,004,844
	3.375%, due 11/15/19	1,020,000	1,000,396
	3.625%, due 8/15/19	3,000,000	3,007,734
	4.75%, due 8/15/17	1,700,000	1,878,500
			14,818,880
	Total U.S. Government & Federal Agencies (Cost $53,289,648)		55,233,974

	Yankee Bonds 1.8% (j)
	Banks 0.3%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (d)	1,100,000	1,093,556
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (d)	475,000	487,417
	UBS A.G. 3.875%, due 1/15/15	850,000	848,673
			2,429,646
	Beverages 0.1%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	430,000	462,397

	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(g)	645,000	96,750

	Chemicals 0.0%‡
	Ineos Group Holdings PLC 8.50%, due 2/15/16 (d)	400,000	268,000

	Coal 0.0%‡
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	180,000	182,970

	Diversified Financial Services 0.2%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (d)	1,100,000	1,107,673

	Entertainment 0.1%
	Great Canadian Gaming Corp. 7.25%, due 2/15/15 (d)	400,000	397,500

	Holding Company - Diversified 0.1%
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	315,000	361,276

	Insurance 0.1%
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	340,000	344,661

	Media 0.2%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	665,000	869,492
	UPC Holding B.V. 9.875%, due 4/15/18 (d)	240,000	253,800
			1,123,292
	Mining 0.3%
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	500,000	641,939
	Novelis, Inc. 7.25%, due 2/15/15	1,500,000	1,421,250
			2,063,189
	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	700,000	771,391

	Oil & Gas 0.3%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	198,500
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	504,890	520,036
	OPTI Canada, Inc. 8.25%, due 12/15/14	265,000	233,200
	Petronas Capital, Ltd. 5.25%, due 8/12/19 (d)	605,000	609,093
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (d)	400,000	370,000
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	470,000	484,100
			2,414,929
	Semiconductors 0.0%‡
	Sensata Technologies B.V. 8.00%, due 5/1/14	200,000	197,500

	Transportation 0.0%‡
	Canadian National Railway Co. 7.625%, due 5/15/23	50,000	60,137

	Total Yankee Bonds (Cost $12,137,571)		12,281,311

	Total Long-Term Bonds (Cost $228,089,690)		233,647,091

		Shares	Value
	Common Stocks 59.0%
	Aerospace & Defense 1.2%
	BAE Systems PLC	714,150	4,019,513
	Meggitt PLC	1,035,050	4,276,437
			8,295,950
	Agriculture 5.3%
¤	Altria Group, Inc.	370,048	7,349,153
	British American Tobacco PLC	130,697	4,309,241
¤	Imperial Tobacco Group PLC	248,450	8,025,556
	Lorillard, Inc.	89,240	6,755,468
	Philip Morris International, Inc.	145,613	6,626,848
	Reynolds American, Inc.	45,985	2,446,402
			35,512,668
	Apparel 0.4%
	VF Corp.	40,100	2,888,403

	Banks 0.8%
	Banco Santander S.A.	196,108	2,763,053
	Westpac Banking Corp.	117,256	2,463,607
			5,226,660
	Beverages 3.0%
	Coca-Cola Co. (The)	39,060	2,119,005
	Coca-Cola Enterprises, Inc.	105,500	2,130,045
¤	Diageo PLC, Sponsored ADR (k)	122,100	8,203,899
¤	InBev N.V.	154,947	7,737,339
			20,190,288
	Chemicals 1.9%
	Air Liquide S.A.	46,000	4,894,923
	BASF A.G.	67,094	3,804,281
	E.I. du Pont de Nemours & Co.	127,616	4,161,558
			12,860,762
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	50,150	2,045,619

	Distribution & Wholesale 0.6%
	Genuine Parts Co.	105,150	3,962,052

	Diversified Financial Services 1.1%
	BGP Holdings PLC (b)(c)	20,068	3
	Federated Investors, Inc. Class B	71,939	1,825,812
	NYSE Euronext	131,000	3,066,710
	Redecard S.A.	168,800	2,359,618
			7,252,143
	Electric 6.8%
	Duke Energy Corp.	354,122	5,853,637
	Fortum Oyj	83,700	2,132,534
	National Grid PLC	453,550	4,565,702
	NSTAR	63,650	2,185,741
	OGE Energy Corp.	127,250	4,608,995
	Progress Energy, Inc.	52,584	2,049,198
	RWE A.G.	44,611	3,953,573
	SCANA Corp.	52,558	1,871,590
	Scottish & Southern Energy PLC	218,350	4,068,500
	Southern Co. (The)	124,500	3,984,000
	TECO Energy, Inc.	260,250	4,052,092
	Terna S.p.A.	853,350	3,435,793
	Westar Energy, Inc.	140,412	2,994,988
			45,756,343
	Electrical Components & Equipment 0.7%
	Emerson Electric Co.	108,923	4,524,661

	Engineering & Construction 0.7%
	Vinci S.A.	91,995	4,901,167

	Environmental Controls 0.5%
	Waste Management, Inc.	94,050	3,014,303

	Food 2.2%
	H.J. Heinz Co.	72,600	3,167,538
	Kellogg Co.	78,150	4,252,923
¤	Nestle S.A. Registered	161,505	7,642,344
			15,062,805
	Food Services 0.5%
	Compass Group PLC	462,950	3,148,074

	Gas 1.6%
	Nicor, Inc.	75,050	3,041,026
	NiSource, Inc.	230,341	3,282,359
	Vectren Corp.	79,200	1,843,776
	WGL Holdings, Inc.	80,900	2,566,957
			10,734,118
	Health Care - Products 1.0%
¤	Johnson & Johnson	108,917	6,846,523

	Household Products & Wares 1.3%
	Kimberly-Clark Corp.	85,795	5,095,365
	Tupperware Brands Corp.	78,500	3,333,110
			8,428,475
	Insurance 1.3%
	Arthur J. Gallagher & Co.	194,900	4,394,995
	MetLife, Inc.	55,000	1,942,600
	SCOR SE	113,800	2,633,131
			8,970,726
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(c)	4,340	43

	Media 1.8%
	Pearson PLC	351,700	4,995,886
	Shaw Communications, Inc.	207,500	3,861,819
	Vivendi S.A.	129,679	3,357,141
			12,214,846
	Metal Fabricate & Hardware 0.5%
	Assa Abloy AB	179,150	3,087,325

	Mining 0.3%
	BHP Billiton, Ltd., Sponsored ADR (k)	31,900	2,212,903

	Miscellaneous - Manufacturing 0.6%
	Honeywell International, Inc.	110,300	4,261,992

	Office Equipment/Supplies 0.5%
	Pitney Bowes, Inc.	146,327	3,061,161

	Oil & Gas 4.5%
	BP PLC, Sponsored ADR (k)	92,430	5,187,172
	Canadian Oil Sands Trust	189,500	4,916,278
	Chevron Corp.	39,074	2,818,017
	Diamond Offshore Drilling, Inc.	53,150	4,864,819
	ExxonMobil Corp.	27,655	1,781,812
	Royal Dutch Shell PLC Class A, ADR (k)	88,350	4,893,706
	StatoilHydro A.S.A., Sponsored ADR (k)	86,700	1,938,612
	Total S.A.	65,718	3,817,122
			30,217,538
	Packaging & Containers 0.3%
	Bemis Co., Inc.	76,450	2,145,187

	Pharmaceuticals 2.8%
	AstraZeneca PLC, Sponsored ADR (k)	128,550	5,976,289
	Bristol-Myers Squibb Co.	213,035	5,189,533
	Merck & Co., Inc.	137,309	5,242,458
	Roche Holding A.G., Genusscheine	12,450	2,090,930
			18,499,210
	Pipelines 1.9%
	Kinder Morgan Energy Partners, L.P.	73,650	4,480,866
	ONEOK, Inc.	91,650	3,866,713
	Spectra Energy Corp.	207,500	4,409,375
			12,756,954
	Retail 1.6%
	McDonald's Corp.	68,842	4,297,806
	Next PLC	128,350	4,022,483
	Wal-Mart Stores, Inc.	40,100	2,142,543
			10,462,832
	Savings & Loans 0.6%
	First Niagara Financial Group, Inc.	151,450	2,079,408
	Hudson City Bancorp, Inc.	152,850	2,028,320
			4,107,728
	Semiconductors 1.3%
	Microchip Technology, Inc.	191,600	4,945,196
	Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (k)	392,800	3,990,848
			8,936,044
	Software 1.1%
	Microsoft Corp.	154,923	4,365,730
	Oracle Corp.	126,203	2,910,241
			7,275,971
	Telecommunications 8.6%
	AT&T, Inc.	228,577	5,796,713
	BCE, Inc.	255,050	6,552,465
	CenturyTel, Inc.	149,401	5,081,128
	Chunghwa Telecom Co., Ltd., ADR (k)	103,727	1,968,739
	France Telecom S.A.	232,390	5,343,314
	Mobistar S.A.	42,550	2,682,270
	Philippine Long Distance Telephone Co., Sponsored ADR (k)	76,100	4,259,317
	Swisscom A.G.	16,950	6,165,360
	Telefonica S.A.	229,275	5,507,180
	Verizon Communications, Inc.	205,774	6,053,871
	Vodafone Group PLC	2,746,527	5,900,367
	Windstream Corp.	201,626	2,078,764
			57,389,488
	Transportation 0.7%
	FirstGroup PLC	483,950	2,850,137
	Toll Holdings, Ltd.	201,100	1,524,333
			4,374,470
	Water 0.7%
	United Utilities Group PLC	560,950	4,802,188

	Total Common Stocks (Cost $386,119,906)		395,427,620

	Convertible Preferred Stocks 0.4%
	Banks 0.0%‡
	GMAC, Inc. 7.00% (d)	40	28,590

	Diversified Financial Services 0.1%
	Citigroup, Inc. 7.50%	3,700	386,798

	Insurance 0.3%
	MetLife, Inc. 6.50%	89,750	2,143,230

	Mining 0.0%‡
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	2,900	285,505

	Total Convertible Preferred Stocks (Cost $2,851,280)		2,844,123

	Preferred Stock 0.0%‡
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (b)(c)	52	1

	Total Preferred Stock (Cost $0)		1

		Number of Warrants	Value
	Warrants 0.0%‡
	Airlines 0.0%‡
	Mediobanca S.p.A Strike Price € 9.00 Expires 3/11/18 (b)(l)	55	9
	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (d)(l)	36,112	170,836

	Total Warrants (Cost $139,518)		170,845

		Principal Amount	Value
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $31,594,830 (Collateralized by United States Treasury Bills with a zero coupon rate and a rate of 0.076% and maturity dates of 2/18/10 and 3/18/10, with a Principal Amount of $32,235,000 and a Market Value of $32,234,322)	$31,594,803	31,594,803

	Total Short-Term Investment (Cost $31,594,803)		31,594,803

	Total Investments (Cost $648,795,197) (o)	99.0%	663,684,483

	Other Assets, Less Liabilities	1.0	6,920,290
	Net Assets	100.0%	$670,604,773

		Contracts Long	Unrealized Depreciation (m)
	Futures Contracts (0.3%)(n)
	United States Treasury Note March 2010 (10 Year)	70	$(43,960)
	United States Treasury Note March 2010 (5 Year)	70	(11,148)
	Standard & Poor's 500 Index Mini March 2010	1,260	(1,798,650)

	Total Futures Contracts (Settlement Value $83,858,403)		$(1,853,758)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(b)	Illiquid security. The total market value of these securities at January 31, 2010 is $1,261,176, which represents 0.2% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at January 31, 2010 is $1,199,463, which represents 0.2% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2010 is $1,575,594, which represents 0.2% of the Fund's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Issue in default.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2010 is $1,249,687, which represents 0.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Non-income producing security.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2010.
(n)	At January 31, 2010, cash in the amount of $5,831,000 is segregated as collateral for futures contracts with the broker.
(o)	At January 31, 2010, cost is $650,100,593 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$28,775,944
Gross unrealized depreciation	(15,192,054)
Net unrealized appreciation	$13,583,890

The following abbreviations are used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$10,158,520	$201,462	$10,359,982
Convertible Bonds	—	55,491,376	—	55,491,376
Corporate Bonds (c)	—	88,734,635	286,342	89,020,977
Foreign Government Bonds	—	1,319,493	—	1,319,493
Loan Assignment & Participation (d)	—	—	6,219	6,219
Mortgage-Backed Securities (e)	—	8,686,845	705,393	9,392,238
Municipal Bond	—	541,521	—	541,521
U.S. Government & Federal Agencies	—	55,233,974	—	55,233,974
Yankee Bonds	—	12,281,311	—	12,281,311
Total Long-Term Bonds	—	232,447,675	1,199,416	233,647,091
Common Stocks (f)	260,506,770	134,920,804	46	395,427,620
Convertible Preferred Stocks	2,844,123	—	—	2,844,123
Preferred Stock (g)	—	—	1	1
Warrants	—	170,845	—	170,845
Short-Term Investment
Repurchase Agreement	—	31,594,803	—	31,594,803
Total Investments in Securities	$263,350,893	$399,134,127	$1,199,463	$663,684,483
Other Financial Instruments
Foreign Currency Forward Contracts (h)	—	3,749,082	—	3,749,082

Total Investments in Securities and Other Financial Instruments	$263,350,893	$402,883,209	$1,199,463	$667,433,565

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $201,462 is held in Credit Cards within the Asset-Backed Securities section of the Portfolio of Investments.
(c) The level 3 securities valued at $5,720, $5,049 and $275,573 are held in Commercial Services, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d) The level 3 security valued at $6,219 is held in Machinery within the Loan Assignment & Participation section of the Portfolio of Investments.
(e) The level 3 security valued at $705,393 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(f) The level 3 securities valued at $3 and $43 are held in Diversified Financial Services and Machinery respectively, within the Common Stocks section of the Portfolio of Investments.
(g) The level 3 security valued at $1 is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(h) The value listed for these securities represents unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(310,836)	$—	$(310,836)
Futures Contracts Long (b)	(1,853,758)	—	—	(1,853,758)
Total Other Financial Instruments	$(1,853,758)	$(310,836)	$—	$(2,164,594)

(a) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.
(b) The value listed for these securities represents unrealized depreciation as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$567,175	$(72)	$(255)	$8,246	$-	$(373,632)	$-	$-	$201,462	$3,124
Corporate Bonds
Commercial Services	5,720	-	-	-	-	-	-	-	5,720	-
Media	4,881	6	-	(289)	451	-	-	-	5,049	(289)
Retail	280,885	(82)	(57)	(2,365)	-	(2,808)	-	-	275,573	(2,830)
Loan Assignment & Participation
Machinery	19,566	(4,123)	(32,616)	44,688	485	(21,781)	-	-	6,219	61,786
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	716,447	-	-	(201)	-	(10,853)	-	-	705,393	(905)
Common Stocks
Diversified Financial Services	3	-	-	-	-	-	-	-	3	-
Machinery	43	-	-	-	-	-	-	-	43	-
Preferred Stocks
Machinery	1	-	-	-	-	-	-	-	1	-
Warrants
Airlines	13	-	-	-	-	-	-	(13)	-	-
Total	$1,594,734	$(4,271)	$(32,928)	$50,079	$936	$(409,074)	$-	$(13)	$1,199,463	$60,886

As of January 31, 2010, the Fund held the following foreign currency forward contracts:
			Contract Amount Sold			Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Australian Dollar vs. U.S. Dollar, expiring 3/5/10	ANZ Securities Limited (Melbourne)	AUD	4,700,000	USD		4,264,780	USD	120,454
Euro vs. U.S. Dollar, expiring 3/5/10	Chase Manhattan Frankfurt	EUR	64,400,000			92,728,916		3,445,421
Japanese Yen vs. U.S. Dollar, expiring 3/5/10	Sumitomo Mitsui Banking Corp.	JPY	1,250,000,000			13,538,688		(310,836)
Pound Sterling vs. U.S. Dollar, expiring 3/5/10	JPMorgan Chase Bank	GBP	13,400,000			21,598,120		183,207
Net unrealized appreciation on foreign currency forward contracts							USD	3,438,246

As of January 31, 2010, the Fund held the following foreign currencies:
			Currency			Cost		Value
Euro		EUR	39		USD	56	USD	53
Japanese Yen		JPY	(1)	(a)		—	(b)	— (b)
Pound Sterling		GBP	2,220			3,579		3,548
Total					USD	3,635	USD	3,601

(a) Currency was overdrawn as of January 31, 2010.
(b) Less than one dollar.

MainStay International Equity Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Shares	Value
	Common Stocks 91.1%†
	Australia 0.6%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	57,500	$3,988,775

	Belgium 2.4%
	Belgacom S.A. (Diversified Telecommunication Services)	193,400	7,029,937
	Mobistar S.A. (Wireless Telecommunication Services)	117,563	7,410,946
			14,440,883
	Bermuda 1.5%
	Esprit Holdings, Ltd. (Specialty Retail)	1,289,969	9,045,120

	Canada 3.1%
	Fairfax Financial Holdings, Ltd. (Insurance)	18,400	6,237,600
	IGM Financial, Inc. (Capital Markets)	120,800	4,713,375
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	275,100	7,916,602
			18,867,577
	China 0.2%
	China Construction Bank Corp. Class H (Commercial Banks)	1,996,600	1,523,680

	Denmark 0.3%
	Novo-Nordisk A/S Class B (Pharmaceuticals)	26,500	1,793,618

	Finland 2.1%
	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	578,200	7,915,558
	Sampo Oyj (Insurance)	196,000	4,750,675
			12,666,233
	France 2.5%
	BNP Paribas S.A. (Commercial Banks)	80,030	5,699,381
	Neopost S.A. (Office Electronics)	65,135	5,194,879
	Total S.A. (Oil, Gas & Consumable Fuels)	78,300	4,547,927
			15,442,187
	Germany 5.8%
	Allianz SE (Insurance)	13,900	1,538,724
	Allianz SE, ADR (Insurance) (a)	384,800	4,209,712
	Deutsche Boerse A.G. (Diversified Financial Services)	119,900	7,902,597
	Hannover Rueckversicherung A.G. (Insurance) (b)	286,886	13,262,719
	Siemens A.G., Sponsored ADR (Industrial Conglomerates) (a)	68,000	6,059,480
	Siemens A.G. (Industrial Conglomerates)	32,600	2,921,191
			35,894,423
	Greece 2.5%
	Intralot S.A.-Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure)	330,600	1,456,156
	OPAP S.A. (Hotels, Restaurants & Leisure)	417,548	9,142,956
	Piraeus Bank S.A. (Commercial Banks) (b)	541,582	4,536,960
			15,136,072
	Hong Kong 3.0%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	215,900	10,136,505
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels) (a)	57,300	8,012,259
			18,148,764
	Ireland 0.5%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)(b)	123,700	3,213,726

	Italy 3.3%
	Assicurazioni Generali S.p.A. (Insurance)	171,340	4,044,081
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	250,100	5,825,242
	Intesa Sanpaolo S.p.A. (Commercial Banks) (b)	302,700	1,150,258
	MediaSet S.p.A. (Media)	783,410	5,932,243
	Snam Rete Gas S.p.A. (Gas Utilities)	656,886	3,087,278
			20,039,102
	Japan 16.9%
	Astellas Pharma, Inc. (Pharmaceuticals)	228,500	8,423,161
	Capcom Co., Ltd. (Software)	75,400	1,247,308
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	133,500	6,339,472
	FamilyMart Co., Ltd. (Food & Staples Retailing)	60,000	1,897,419
	Japan Tobacco, Inc. (Tobacco)	2,076	7,485,181
	Kose Corp. (Personal Products)	69,700	1,405,373
	MISUMI Group, Inc. (Trading Companies & Distributors)	245,300	4,259,678
¤	Nintendo Co., Ltd., ADR (Software) (a)	10,300	359,470
¤	Nintendo Co., Ltd. (Software)	55,910	15,634,399
	Nissin Foods Holdings Co., Ltd. (Food Products)	250,100	8,280,059
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	13,304	19,885,215
	OBIC Co., Ltd. (IT Services)	28,060	5,245,480
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	56,300	2,395,821
	Sankyo Co., Ltd. (Leisure Equipment & Products)	98,300	5,254,865
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	54,600	1,717,928
	Square Enix Holdings Co., Ltd. (Software)	216,100	4,327,074
	Suruga Bank, Ltd. (Commercial Banks)	414,200	3,664,826
	The Shizuoka Bank, Ltd. (Commercial Banks)	357,400	3,085,074
	Tokio Marine Holdings, Inc. (Insurance)	101,100	2,723,073
			103,630,876
	Mexico 1.5%
	Grupo Televisa S.A., Sponsored ADR (Media) (a)	484,100	9,459,314

	Netherlands 2.7%
	Koninklijke Ahold N.V. (Food & Staples Retailing)	675,300	8,498,769
	TNT N.V. (Air Freight & Logistics)	291,528	8,331,721
			16,830,490
	Norway 0.4%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	115,500	2,584,850

	Singapore 1.7%
	DBS Group Holdings, Ltd. (Commercial Banks)	298,700	3,011,175
	Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	1,239,500	2,703,469
	SMRT Corp., Ltd. (Road & Rail)	3,377,800	4,547,608
			10,262,252
	South Africa 0.3%
	Tiger Brands, Ltd. (Food Products)	86,650	1,999,806

	Spain 7.4%
	Banco Popular Espanol S.A. (Commercial Banks)	882,100	6,716,969
¤	Enagas (Gas Utilities)	736,800	15,297,547
	Gestevision Telecinco S.A. (Media)	575,300	8,226,337
	Grifols S.A. (Biotechnology)	578,500	8,792,390
	Indra Sistemas S.A. (IT Services)	285,800	6,190,340
			45,223,583
	Sweden 0.6%
	Scania AB Class B (Machinery)	288,000	3,555,812

	Switzerland 13.3%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)(b)	489,400	8,823,882
	Actelion, Ltd. Registered (Biotechnology) (b)	146,300	7,751,450
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	184,100	7,949,438
¤	Nestle S.A. Registered (Food Products)	330,700	15,648,576
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	132,325	22,223,477
	Schindler Holding A.G. (Machinery)	26,900	1,987,568
	Swiss Reinsurance (Insurance)	64,900	2,829,668
	Syngenta A.G., ADR (Chemicals) (a)	63,900	3,262,734
	UBS A.G. (Capital Markets) (b)	690,300	8,980,803
	Zurich Financial Services A.G. (Insurance)	9,500	2,013,035
			81,470,631
	United Kingdom 18.2%
	Barclays PLC (Commercial Banks)	1,420,000	6,081,291
¤	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	350,620	19,676,794
	Cobham PLC (Aerospace & Defense)	718,662	2,657,459
	HSBC Holdings PLC, Sponsored ADR (Commercial Banks) (a)	30,600	1,637,406
¤	Lloyds TSB Group PLC (Commercial Banks) (b)	17,682,444	14,328,103
¤	Man Group PLC (Capital Markets)	4,699,600	17,746,233
	Provident Financial PLC (Consumer Finance)	14,700	219,524
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	179,100	9,920,349
	Scottish & Southern Energy PLC (Electric Utilities)	700,700	13,056,093
	St. James's Place PLC (Insurance)	288,800	1,147,579
¤	Tesco PLC (Food & Staples Retailing)	3,338,135	22,579,082
	Ultra Electronics Holdings (Aerospace & Defense)	138,600	2,794,103
			111,844,016
	United States 0.3%
	Philip Morris International, Inc. (Tobacco)	41,200	1,875,012

	Total Common Stocks (Cost $562,004,863)		558,936,802

		Number of Warrants	Value
	Warrants 3.1%
	Ireland 3.1%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (b)(c)	4,055,593	19,185,936

	Total Warrants (Cost $17,954,116)		19,185,936

		Number of Contracts	Value
	Purchased Put Options 0.0%‡
	Australia 0.0%‡
	BHP Billiton, Ltd. Strike Price $75.00 Expires 2/20/10 (Metals & Mining)	28,500	185,250
	Switzerland 0.0%‡ ABB, Ltd. Strike Price $20.00 Expires 3/20/10 (Electrical Equipment)	60,600	115,746

	Total Purchased Put Options (Cost $102,102)		300,996

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $5,590,548 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $5,705,000 and a Market Value of $5,703,289) (Capital Markets)	$5,590,543	5,590,543

	Total Short-Term Investment (Cost $5,590,543)		5,590,543

	Total Investments (Cost $585,651,624) (f)	95.1%	584,014,277

	Other Assets, Less Liabilities	4.9	29,792,449
	Net Assets	100.0%	$613,806,726

	Contracts Long	Unrealized Appreciation (Depreciation) (d)
Futures Contracts (0.1%)

Dow Jones EURO STOXX 50 Index March 2010 (10 Year) (e)	698	$(727,681)
FTSE 100 Index March 2010 (10 Year) (e)	179	(206,498)
Topix Index March 2010 (10 Year) (e)	153	95,002

Total Futures Contracts (Settlement Value $56,729,787)		$(839,177)

¤
Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2010.
(e)	At January 31, 2010, cash in the amount of $3,391,622 is segregated as collateral for futures contracts with the broker.
(f)	At January 31, 2010, cost is $591,376,680 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$35,021,071
Gross unrealized depreciation	(42,383,474)
Net unrealized depreciation	$(7,362,403)

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$134,348,794	$424,588,008	$—	$558,936,802
Warrants	—	19,185,936	—	19,185,936
Short-Term Investments
Repurchase Agreement	—	5,590,543	—	5,590,543
Purchased Put Options	300,996	—	—	300,996
Total Investments in Securities	$134,649,790	$449,364,487	$—	$584,014,277
Other Financial Instruments
Futures Contracts Long (b)	—	95,002	—	95,002
Foreign Currency Forward Contracts (c)	—	943,223	—	943,223
Total Other Financial Instruments	—	1,038,225	—	1,038,225
Total Investments in Securities and Other Financial Instruments	$134,649,790	$450,402,712	$—	$585,052,502

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) Level 1 assets represents ADRs, securities listed under Canada, United States and UBS A.G. under Switzerland whose primary exchange is the New York Stock Exchange.
(c) The value listed for these securities represents unrealized appreciation as shown on the Portfolio of Investment.
(d) The value listed for these securities represents unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (a)	$—	$(934,179)	$—	$(934,179)
Foreign Currency Forward Contracts (b)	—	(180,347)	—	(180,347)
Total Other Financial Instruments	$—	$(1,114,526)	$—	$(1,114,526)

(a) The value listed for these securities represents unrealized depreciation as shown on the Portfolio of Investment.
(b) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010

Common Stock	$18,809	$-	$-	$(121)	$-	$(18,688)	$-	$-	$-	$-

Total	$18,809	$-	$-	$(121)	$-	$(18,688)	$-	$-	$-	$-

As of January 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. Australian Dollar, expiring 3/12/10	HSBC Bank USA	EUR	2,016,726	AUD	3,165,000	USD	(7,243)
Swiss Franc vs. Japanese Yen, expiring 3/16/10	UBS A.G.	CHF	19,900,000	JPY	1,778,761,500		943,223
Swiss Franc vs. Swedish Krona, expiring 3/23/10	UBS A.G.	CHF	10,960,000	SEK	75,083,946		(173,104)
Net unrealized appreciation on foreign currency forward contracts						USD	762,876

As of January 31, 2010, the Fund held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	9,100,129	USD	8,096,716	USD	8,050,427
Canadian Dollar		CAD	23,742		22,269		22,204
Danish Krone		DKK	2,953,392		580,697		549,995
Euro		EUR	5,214,655		7,354,130		7,230,115 (a)
Hong Kong Dollar		HKD	915,800		118,048		117,955
Japanese Yen		JPY	679,426,156		7,529,002		7,527,017 (a)
Mexican Peso		MXN	5,090,084		384,104		389,150
Norwegian Krone		NOK	70,118		11,658		11,838
Pound Sterling		GBP	2,699,085		4,363,870		4,314,491 (a)
Singapore Dollar		SGD	8,945,959		6,410,729		6,361,571
South African Rand		ZAR	205,403		27,790		26,942
Swedish Krona		SEK	3,381,850		470,584		457,703
Swiss Franc		CHF	1,043,457		998,423		983,744
Total				USD	36,368,020	USD	36,043,152

(a) A portion of this amount is segregated as collateral for futures contracts.

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.2%†
	Aerospace & Defense 2.1%
	United Technologies Corp.	1,261,700	$85,139,516

	Air Freight & Logistics 0.8%
	C.H. Robinson Worldwide, Inc.	622,000	35,223,860

	Beverages 1.1%
	PepsiCo, Inc.	731,100	43,588,182

	Biotechnology 2.7%
	Celgene Corp. (a)	1,121,200	63,661,736
	Gilead Sciences, Inc. (a)	1,011,500	48,825,105
			112,486,841
	Capital Markets 5.8%
	BlackRock, Inc.	326,100	69,726,702
	Charles Schwab Corp. (The)	2,288,300	41,853,007
	Goldman Sachs Group, Inc. (The)	623,300	92,697,176
	Invesco, Ltd.	1,748,900	33,753,770
			238,030,655
	Chemicals 2.7%
	Ecolab, Inc.	848,600	37,253,540
	Monsanto Co.	985,700	74,794,916
			112,048,456
	Communications Equipment 6.1%
¤	Cisco Systems, Inc. (a)	4,807,500	108,024,525
	Juniper Networks, Inc. (a)	2,640,300	65,558,649
	QUALCOMM, Inc.	1,986,800	77,862,692
			251,445,866
	Computers & Peripherals 8.6%
¤	Apple, Inc. (a)	906,250	174,108,750
¤	Hewlett-Packard Co.	2,893,100	136,178,217
	International Business Machines Corp.	360,100	44,072,639
			354,359,606
	Diversified Financial Services 3.7%
	IntercontinentalExchange, Inc. (a)	367,600	35,098,448
¤	JPMorgan Chase & Co.	3,054,300	118,934,442
			154,032,890
	Electrical Equipment 1.0%
	ABB, Ltd., Sponsored ADR (a)(b)	2,347,600	42,327,228

	Energy Equipment & Services 2.0%
	FMC Technologies, Inc. (a)	651,000	34,613,670
	Schlumberger, Ltd.	757,300	48,058,258
			82,671,928
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	1,030,300	59,170,129
	Walgreen Co.	1,128,500	40,682,425
			99,852,554
	Health Care Equipment & Supplies 3.0%
	Baxter International, Inc.	1,653,800	95,242,342
	Mindray Medical International, Ltd., ADR (b)	863,100	30,096,297
			125,338,639
	Health Care Providers & Services 3.5%
¤	Medco Health Solutions, Inc. (a)	2,377,400	146,162,552

	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp. (a)	1,252,882	41,758,557

	Internet & Catalog Retail 5.0%
	Amazon.com, Inc. (a)	521,050	65,344,881
	Expedia, Inc. (a)	1,470,700	31,487,687
¤	Priceline.com, Inc. (a)	573,650	112,062,527
			208,895,095
	Internet Software & Services 6.2%
	Baidu, Inc., Sponsored ADR (a)(b)	122,800	50,557,988
	Equinix, Inc. (a)	720,600	69,343,338
¤	Google, Inc. Class A (a)	261,120	138,242,151
			258,143,477
	IT Services 10.3%
	Accenture PLC Class A	1,272,800	52,172,072
¤	Cognizant Technology Solutions Corp. Class A (a)	3,070,500	134,058,030
	Mastercard, Inc. Class A	248,550	62,112,645
¤	Visa, Inc. Class A	1,830,900	150,188,727
	Western Union Co.	1,379,100	25,568,514
			424,099,988
	Machinery 3.4%
	Danaher Corp.	1,417,900	101,167,165
	Deere & Co.	801,200	40,019,940
			141,187,105
	Metals & Mining 1.9%
	Cliffs Natural Resources, Inc.	1,029,400	41,124,530
	Freeport-McMoRan Copper & Gold, Inc.	537,300	35,832,537
			76,957,067
	Multiline Retail 2.4%
	Kohl's Corp. (a)	1,035,400	52,153,098
	Target Corp.	894,300	45,850,761
			98,003,859
	Oil, Gas & Consumable Fuels 5.6%
	Occidental Petroleum Corp.	534,300	41,857,062
	Petroleo Brasileiro S.A., ADR (b)	989,900	40,160,243
	Southwestern Energy Co. (a)	2,461,100	105,531,968
	Suncor Energy, Inc.	1,381,900	43,737,135
			231,286,408
	Pharmaceuticals 2.7%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	1,935,500	109,781,560

	Road & Rail 2.4%
	Union Pacific Corp.	1,612,000	97,526,000

	Semiconductors & Semiconductor Equipment 3.0%
	Lam Research Corp. (a)	1,203,100	39,714,331
	Linear Technology Corp.	1,303,400	34,018,740
	Marvell Technology Group, Ltd. (a)	2,833,600	49,389,648
			123,122,719
	Software 4.6%
	Adobe Systems, Inc. (a)	1,272,500	41,101,750
	Microsoft Corp.	2,432,100	68,536,578
	Oracle Corp.	3,524,900	81,284,194
			190,922,522
	Specialty Retail 1.9%
	O'Reilly Automotive, Inc. (a)	1,017,900	38,476,620
	Urban Outfitters, Inc. (a)	1,290,000	40,725,300
			79,201,920
	Trading Companies & Distributors 0.5%
	Fastenal Co.	502,300	20,835,404

	Wireless Telecommunication Services 0.8%
	American Tower Corp. Class A (a)	816,000	34,639,200

	Total Common Stocks (Cost $3,552,981,734)		4,019,069,654

		Principal Amount	Value
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $57,876,149 (Collateralized by a United States Treasury Bill with a rate of 0.079% and a maturity date of 3/18/10, with a Principal Amount of $59,040,000 and a Market Value of $59,034,096)	$57,876,101	57,876,101

	Total Short-Term Investment (Cost $57,876,101)		57,876,101

	Total Investments (Cost $3,610,857,835) (c)	98.6%	4,076,945,755

	Other Assets, Less Liabilities	1.4	58,516,343
	Net Assets	100.0%	$4,135,462,098

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2010, cost is $3,657,345,727 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$513,636,254
Gross unrealized depreciation	(94,036,226)
Net unrealized appreciation	$419,600,028

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,019,069,654	$—	$—	$4,019,069,654
Short-Term Investment
Repurchase Agreement	—	57,876,101	—	57,876,101
Total Investments in Securities	$4,019,069,654	$57,876,101	$—	$4,076,945,755

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 94.5%†
	Aerospace & Defense 3.4%
	Boeing Co. (The)	204,400	$12,386,640
	GenCorp, Inc. (a)	141,000	789,600
	GeoEye, Inc. (a)	2,700	69,309
¤	Honeywell International, Inc.	589,150	22,764,756
	Lockheed Martin Corp.	13,349	994,767
	Northrop Grumman Corp.	95,328	5,395,565
	Orbital Sciences Corp. (a)	151,700	2,398,377
	Raytheon Co.	65,500	3,434,165
			48,233,179
	Air Freight & Logistics 0.4%
	TNT N.V.	203,480	5,815,354

	Airlines 0.3%
	Southwest Airlines Co.	372,800	4,223,824

	Auto Components 1.1%
	Goodyear Tire & Rubber Co. (The) (a)	103,250	1,377,355
	Johnson Controls, Inc.	503,650	14,016,579
			15,393,934
	Automobiles 1.2%
	Daimler A.G.	160,900	7,414,748
	Toyota Motor Corp., Sponsored ADR (b)	119,150	9,174,550
			16,589,298
	Beverages 3.4%
	Coca-Cola Co. (The)	188,700	10,236,975
¤	PepsiCo, Inc.	568,941	33,920,263
	Pernod-Ricard S.A.	55,025	4,439,562
			48,596,800
	Biotechnology 0.8%
	Alkermes, Inc. (a)	98,480	1,077,371
	Celgene Corp. (a)	93,892	5,331,188
	Genzyme Corp. (a)	86,821	4,710,907
	Gilead Sciences, Inc. (a)	21,000	1,013,670
			12,133,136
	Building Products 0.2%
	JS Group Corp.	132,200	2,331,928

	Capital Markets 2.8%
	Ameriprise Financial, Inc.	191,166	7,310,188
	Bank of New York Mellon Corp. (The)	40,175	1,168,691
	Credit Suisse Group A.G., Sponsored ADR (b)	142,000	6,131,560
	Goldman Sachs Group, Inc. (The)	45,869	6,821,638
	Jefferies Group, Inc. (a)	319,451	8,158,778
	Knight Capital Group, Inc. Class A (a)	11,753	183,817
	Legg Mason, Inc.	24,010	618,978
	State Street Corp.	133,231	5,712,945
	UBS A.G. (a)	245,700	3,191,810
	Virtus Investment Partners, Inc. (a)	5,425	88,807
			39,387,212
	Chemicals 1.6%
	CF Industries Holdings, Inc.	2,965	275,330
	E.I. du Pont de Nemours & Co.	358,600	11,693,946
	Monsanto Co.	73,014	5,540,302
	Mosaic Co. (The)	27,940	1,495,069
	Yara International A.S.A.	92,650	3,846,068
			22,850,715
	Commercial Banks 7.2%
	Banco Santander S.A.	304,525	4,290,589
	BB&T Corp.	552,350	15,393,995
	Popular, Inc.	456,671	981,843
	Societe Generale	93,272	5,418,969
	Standard Chartered PLC	309,950	7,085,779
	Sumitomo Mitsui Financial Group, Inc.	109,400	3,535,045
¤	U.S. Bancorp	1,281,450	32,138,766
¤	Wells Fargo & Co.	1,168,224	33,212,608
			102,057,594
	Commercial Services & Supplies 0.4%
	Covanta Holding Corp. (a)	260,553	4,559,677
	Waste Management, Inc.	51,400	1,647,370
			6,207,047
	Communications Equipment 0.1%
	Cisco Systems, Inc. (a)	35,400	795,438
	Finisar Corp. (a)	32,936	339,241
	Motorola, Inc. (a)	10,100	62,115
	Nokia Oyj, Sponsored ADR (b)	53,500	732,415
			1,929,209
	Computers & Peripherals 2.9%
	Apple, Inc. (a)	87,085	16,730,770
	Dell, Inc. (a)	266,900	3,443,010
	Hewlett-Packard Co.	327,600	15,420,132
	SanDisk Corp. (a)	214,742	5,458,742
			41,052,654
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	2,734,600	2,530,443
	Jacobs Engineering Group, Inc. (a)	85,586	3,234,295
			5,764,738
	Construction Materials 0.4%
	Holcim, Ltd. (a)	77,700	5,349,814

	Consumer Finance 2.1%
	American Express Co.	386,800	14,566,888
	Capital One Financial Corp.	305,200	11,249,672
	Discover Financial Services	327,830	4,484,714
			30,301,274
	Diversified Consumer Services 0.3%
	Coinstar, Inc. (a)	152,220	3,931,843

	Diversified Financial Services 1.9%
	Bank of America Corp.	179,904	2,730,943
	Citigroup, Inc. (a)	255,100	846,932
	CME Group, Inc.	17,800	5,105,396
	JPMorgan Chase & Co.	410,232	15,974,434
	Leucadia National Corp. (a)	82,360	1,839,099
			26,496,804
	Diversified Telecommunication Services 0.8%
	AT&T, Inc.	333,600	8,460,096
	BCE, Inc.	88,300	2,273,725
	Verizon Communications, Inc.	25,200	741,384
			11,475,205
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	52,765	1,828,307
	Duke Energy Corp.	1,041,400	17,214,342
	Energias de Portugal S.A.	1,170,300	4,630,441
			23,673,090
	Electrical Equipment 0.4%
	ABB, Ltd. (a)	131,300	2,374,714
	Rockwell Automation, Inc.	64,699	3,121,080
			5,495,794
	Electronic Equipment & Instruments 2.2%
	Anixter International, Inc. (a)	6,827	284,550
	Corning, Inc.	695,700	12,578,256
	HOYA Corp.	306,000	8,206,675
	Murata Manufacturing Co., Ltd.	79,100	4,347,309
	Sanmina-SCI Corp. (a)	67,206	887,119
	Tyco Electronics, Ltd.	210,939	5,248,162
			31,552,071
	Energy Equipment & Services 2.0%
	BJ Services Co.	117,704	2,432,942
	Exterran Holdings, Inc. (a)	35,400	717,912
	Halliburton Co.	623,990	18,226,748
	Hercules Offshore, Inc. (a)	191,062	745,142
	Key Energy Services, Inc. (a)	297,205	2,873,972
	Newpark Resources, Inc. (a)	41,620	166,064
	Parker Drilling Co. (a)	75,200	361,712
	Schlumberger, Ltd.	39,000	2,474,940
	Tidewater, Inc.	6,500	304,330
	Weatherford International, Ltd. (a)	16,850	264,208
			28,567,970
	Food & Staples Retailing 1.3%
	CVS Caremark Corp.	112,901	3,654,605
	Wal-Mart Stores, Inc.	179,420	9,586,411
	Walgreen Co.	144,311	5,202,412
			18,443,428
	Food Products 0.3%
	Archer-Daniels-Midland Co.	42,263	1,266,622
	Bunge, Ltd.	50,790	2,985,944
	Kraft Foods, Inc. Class A	16,500	456,390
			4,708,956
	Gas Utilities 0.2%
	National Fuel Gas Co.	34,300	1,609,356
	Nicor, Inc.	34,250	1,387,810
			2,997,166
	Health Care Equipment & Supplies 3.4%
	ArthroCare Corp. (a)	9,410	250,776
	Baxter International, Inc.	68,850	3,965,071
	Boston Scientific Corp. (a)	172,650	1,489,969
	CareFusion Corp. (a)	31,085	800,439
¤	Covidien PLC	448,369	22,669,537
	Gen-Probe, Inc. (a)	28,468	1,222,131
	Hospira, Inc. (a)	103,098	5,220,883
	Medtronic, Inc.	285,768	12,256,590
			47,875,396
	Health Care Providers & Services 1.0%
	Aetna, Inc.	371,270	11,126,962
	Cardinal Health, Inc.	61,370	2,029,506
	Humana, Inc. (a)	14,800	719,576
	SunLink Health Systems, Inc. (a)	50,068	89,121
	Universal Health Services, Inc. Class B	5,800	169,128
			14,134,293
	Hotels, Restaurants & Leisure 1.2%
	InterContinental Hotels Group PLC, ADR (b)	311,883	4,450,570
	Marriott International, Inc. Class A	28,660	751,752
	McDonald's Corp.	127,180	7,939,847
	Starwood Hotels & Resorts Worldwide, Inc.	37,000	1,232,840
	TUI Travel PLC	595,550	2,467,542
			16,842,551
	Household Products 0.6%
	Colgate-Palmolive Co.	28,612	2,289,818
	Procter & Gamble Co. (The)	97,800	6,019,590
			8,309,408
	Independent Power Producers & Energy Traders 0.4%
	AES Corp. (The) (a)	429,000	5,418,270
	Dynegy, Inc. Class A (a)	355,100	575,262
	Mirant Corp. (a)	32,400	455,868
			6,449,400
	Industrial Conglomerates 3.0%
	3M Co.	44,290	3,564,902
	General Electric Co.	598,250	9,619,860
	Hutchison Whampoa, Ltd.	862,900	5,868,095
	Siemens A.G.	77,050	6,904,226
	Sime Darby Berhad	1,570,400	3,917,458
	Textron, Inc.	316,350	6,178,316
	Tyco International, Ltd. (a)	174,189	6,171,516
			42,224,373
	Insurance 4.3%
	Aflac, Inc.	217,150	10,516,575
	Allstate Corp. (The)	196,800	5,890,224
	Aon Corp.	380,740	14,810,786
	Chubb Corp. (The)	50,600	2,530,000
	HCC Insurance Holdings, Inc.	65,800	1,783,180
	Marsh & McLennan Cos., Inc.	108,755	2,344,758
	MetLife, Inc.	179,561	6,342,095
	Phoenix Cos., Inc. (The) (a)	105,800	248,630
	Reinsurance Group of America, Inc.	35,592	1,734,042
	Travelers Cos., Inc. (The)	159,305	8,071,984
	W.R. Berkley Corp.	301,371	7,332,356
			61,604,630
	Internet & Catalog Retail 0.4%
	Liberty Media Corp. Interactive Class A (a)	528,890	5,489,878

	Internet Software & Services 2.3%
	AOL, Inc. (a)	5,151	123,469
	eBay, Inc. (a)	449,675	10,351,518
	Google, Inc. Class A (a)	15,554	8,234,599
	Internet Capital Group, Inc. (a)	33,850	210,886
	Valueclick, Inc. (a)	181,274	1,676,785
	VeriSign, Inc. (a)	532,898	12,208,693
			32,805,950
	IT Services 0.7%
	Accenture PLC Class A	199,800	8,189,802
	Computer Sciences Corp. (a)	48,900	2,508,570
			10,698,372
	Machinery 2.9%
¤	Caterpillar, Inc.	427,000	22,306,480
	Cummins, Inc.	208,500	9,415,860
	KOMATSU, Ltd.	166,650	3,335,134
	Vallourec S.A.	39,062	6,738,299
			41,795,773
	Marine 0.1%
	American Commercial Lines, Inc. (a)	47,836	733,804

	Media 2.8%
	Ascent Media Corp. Class A (a)	1,729	44,556
	British Sky Broadcasting Group PLC	519,400	4,396,370
	Cablevision Systems Corp. Class A	155,048	3,975,431
	Comcast Corp. Class A	122,000	1,931,260
	DIRECTV Class A (a)	20,700	628,245
	Lamar Advertising Co. Class A (a)	1,000	28,600
	Liberty Media Corp. Capital Class A (a)	224,659	5,816,421
	Liberty Media-Starz, Series A (a)	2,069	97,036
	Primedia, Inc.	9,629	29,657
	Time Warner Cable, Inc.	14,445	629,658
	Time Warner, Inc.	56,666	1,555,482
	Viacom, Inc. Class B (a)	675,450	19,682,613
	Walt Disney Co. (The)	29,843	881,861
			39,697,190
	Metals & Mining 1.6%
	Anglo American PLC (a)	92,000	3,338,141
	Newmont Mining Corp.	394,850	16,923,271
	United States Steel Corp.	47,500	2,110,425
			22,371,837
	Multi-Utilities 0.7%
	Black Hills Corp.	6,550	170,169
	Dominion Resources, Inc.	28,800	1,078,848
	DTE Energy Corp.	27,400	1,151,896
	GDF Suez S.A.	78,096	2,961,132
	Suez Environnement S.A.	195,150	4,433,632
			9,795,677
	Multiline Retail 0.4%
	Kohl's Corp. (a)	77,000	3,878,490
	Target Corp.	25,700	1,317,639
			5,196,129
	Office Electronics 0.0%‡
	Xerox Corp.	58,100	506,632

	Oil, Gas & Consumable Fuels 8.7%
	Anadarko Petroleum Corp.	164,000	10,459,920
	Apache Corp.	20,500	2,024,785
	BP PLC, Sponsored ADR (b)	339,117	19,031,246
	Chesapeake Energy Corp.	94,114	2,332,145
	Chevron Corp.	65,474	4,721,985
	ConocoPhillips	72,851	3,496,848
	Devon Energy Corp.	180,171	12,055,241
	EOG Resources, Inc.	81,700	7,387,314
	ExxonMobil Corp.	59,600	3,840,028
	Hess Corp.	47,900	2,768,141
	Marathon Oil Corp.	739,949	22,057,880
	Occidental Petroleum Corp.	245,570	19,237,954
	Plains Exploration & Production Co. (a)	3,557	118,626
	Spectra Energy Corp.	530,400	11,271,000
	Williams Cos., Inc.	142,145	2,962,302
			123,765,415
	Paper & Forest Products 0.2%
	MeadWestvaco Corp.	80,405	1,935,348
	Weyerhaeuser Co.	25,254	1,007,635
			2,942,983
	Pharmaceuticals 7.9%
	Abbott Laboratories	159,177	8,426,830
	Bayer A.G.	78,000	5,313,645
¤	Merck & Co., Inc.	722,955	27,602,422
	Mylan, Inc. (a)	29,000	528,670
¤	Pfizer, Inc.	1,660,550	30,985,863
	Roche Holding A.G., Sponsored ADR (b)	128,850	5,405,257
	Sanofi-Aventis	166,950	12,316,754
	Sanofi-Aventis, Sponsored ADR (b)	401,600	14,782,896
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	125,998	7,146,607
			112,508,944
	Professional Services 0.0%‡
	On Assignment, Inc. (a)	9,607	67,057

	Real Estate Investment Trusts 0.6%
	HCP, Inc.	109,088	3,092,645
	UDR, Inc.	355,277	5,528,110
			8,620,755
	Real Estate Management & Development 0.5%
	Mitsubishi Estate Co., Ltd.	207,600	3,372,336
	St. Joe Co. (The) (a)	123,750	3,217,500
			6,589,836
	Road & Rail 1.6%
	Celadon Group, Inc. (a)	119,074	1,169,307
	CSX Corp.	438,900	18,811,254
	Kansas City Southern (a)	15,600	463,320
	Union Pacific Corp.	38,500	2,329,250
			22,773,131
	Semiconductors & Semiconductor Equipment 3.1%
	Cirrus Logic, Inc. (a)	139,191	949,283
¤	Intel Corp.	1,192,620	23,136,828
	NVIDIA Corp. (a)	3,506	53,957
	Texas Instruments, Inc.	884,700	19,905,750
			44,045,818
	Software 1.6%
	Adobe Systems, Inc. (a)	56,100	1,812,030
	Blackboard, Inc. (a)	42,339	1,668,580
	Compuware Corp. (a)	37,472	284,412
	Electronic Arts, Inc. (a)	40,200	654,456
	JDA Software Group, Inc. (a)	31,679	830,307
	LiveWire Mobile, Inc. (a)	15,722	36,161
	Microsoft Corp.	570,433	16,074,802
	Oracle Corp.	32,668	753,324
	Plato Learning, Inc. (a)	25,000	103,000
	S1 Corp. (a)	61,970	370,581
	TIBCO Software, Inc. (a)	6,842	61,304
			22,648,957
	Specialty Retail 2.9%
	Home Depot, Inc. (The)	461,203	12,918,296
¤	Lowe's Cos., Inc.	1,221,250	26,440,063
	PEP Boys-Manny, Moe & Jack	234,255	1,956,029
			41,314,388
	Thrifts & Mortgage Finance 0.1%
	New York Community Bancorp, Inc.	47,700	716,931

	Trading Companies & Distributors 0.6%
	Mitsubishi Corp.	356,400	8,568,285

	Wireless Telecommunication Services 1.1%
	Sprint Nextel Corp. (a)	117,841	386,518
	Vodafone Group PLC, Sponsored ADR (b)	733,900	15,749,494
			16,136,012
	Total Common Stocks (Cost $1,311,656,581)		1,342,789,842

	Convertible Preferred Stock 0.0%‡
	Hotels, Restaurants & Leisure 0.0%‡
	Six Flags, Inc. 7.25%	102,600	31,806

	Total Convertible Preferred Stock (Cost $2,279,666)		31,806

		Principal Amount	Value
	Long-Term Bonds 0.4%
	Convertible Bonds 0.2%
	Commercial Services & Supplies 0.0%‡
	Covanta Holding Corp. 1.00%, due 2/1/27	$150,000	139,688

	Consumer Finance 0.1%
	Americredit Corp. 0.75%, due 9/15/11	1,750,000	1,690,937

	Diversified Consumer Services 0.0%‡
	Coinstar, Inc. 4.00%, due 9/1/14	900,000	866,250

	Oil, Gas & Consumable Fuels 0.1%
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300	955,911

	Total Convertible Bonds (Cost $3,178,383)		3,652,786

	Corporate Bond 0.2%
	Specialty Retail 0.2%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,800,000	2,618,000

	Total Corporate Bond (Cost $2,031,963)		2,618,000

	Total Long-Term Bonds (Cost $5,210,346)		6,270,786

	Short-Term Investment 3.9%
	Repurchase Agreement 3.9%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $55,042,006 (Collateralized by United States Treasury Bills with rates ranging from 0.076% and 0.088% and maturity dates ranging from 3/18/10 to 6/3/10, with a Principal Amount of $56,160,000 and a Market Value of $56,152,402)	55,041,961	55,041,961

	Total Short-Term Investment (Cost $55,041,961)		55,041,961

	Total Investments (Cost $1,374,188,554) (c)	98.8%	1,404,134,395

	Other Assets, Less Liabilities	1.2	16,484,982
	Net Assets	100.0%	$1,420,619,377
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2010, cost is $1,397,353,102 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$166,355,208
Gross unrealized depreciation	(159,573,915)
Net unrealized appreciation	$6,781,293

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,194,049,545	$148,740,297	$—	$1,342,789,842
Convertible Preferred Stock	31,806	—	—	31,806
Long Term Bonds
Convertible Bonds	—	3,652,786	—	3,652,786
Corporate Bond	—	2,618,000	—	2,618,000
Total Long Term Bonds	1,194,081,351	155,011,083	—	1,349,092,434
Short-Term Investment
Repurchase Agreement	—	55,041,961	—	55,041,961
Total Investments in Securities	$1,194,081,351	$210,053,044	$—	$1,404,134,395

(a)  For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2010 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 99.8%†
Asset-Backed Securities 2.6%
Ally Auto Receivables Trust Series 2009-B, Class A1 0.305%, due 11/15/10 (a)	$1,427,798	$1,427,798
Bank of America Auto Trust
Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	3,500,000	3,500,000
Series 2009-3A, Class A1 0.296%, due 11/15/10 (a)	969,768	969,768
Carmax Auto Owner Trust Series 2009-2, Class A1 0.279%, due 11/15/10	1,134,639	1,134,639
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	1,696,548	1,696,548
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	127,099	127,099
CNH Equipment Trust Series 2009-C, Class A1 0.421%, due 12/3/10	958,611	958,611
Ford Credit Auto Owner Trust
Series 2009-E, Class A1 0.295%, due 12/15/10 (a)	1,335,155	1,335,155
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	2,783	2,783
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	1,422,274	1,422,274
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	209,577	209,577
World Omni Automobile Lease Securitization Trust Series 2009-A, Class A1 0.403%, due 11/15/10	920,426	920,426
		13,704,678
Commercial Paper 50.8%
American Honda Finance Corp.
0.13%, due 2/8/10 (b)	5,400,000	5,399,864
0.14%, due 2/2/10 (b)	8,000,000	7,999,969
Basin Electric Power Cooperative
0.19%, due 2/17/10 (a)(b)	2,500,000	2,499,789
0.20%, due 2/11/10 (a)(b)	3,000,000	2,999,833
Becton Dickinson & Co. 0.11%, due 3/1/10 (b)	6,000,000	5,999,487
BNP Paribas Finance, Inc.
0.13%, due 2/12/10 (b)	6,000,000	5,999,762
0.13%, due 2/22/10 (b)	6,000,000	5,999,545
Campbell Soup Co.
0.50%, due 4/29/10 (a)(b)	4,000,000	3,995,167
0.60%, due 7/30/10 (a)(b)	3,500,000	3,489,558
Cargill, Inc.
0.20%, due 2/17/10 (a)(b)	8,000,000	7,999,538
0.41%, due 2/9/10 (a)(b)	8,000,000	7,999,822
Clorox Co. (The) 0.22%, due 2/11/10 (a)(b)	3,700,000	3,699,774
Coca-Cola Co. (The)
0.11%, due 3/16/10 (a)(b)	3,000,000	2,999,606
0.11%, due 3/22/10 (a)(b)	6,000,000	5,999,102
0.13%, due 2/3/10 (a)(b)	4,000,000	3,999,971
Colgate Palmolive Co.
0.07%, due 2/4/10 (a)(b)	3,000,000	2,999,983
0.07%, due 2/5/10 (a)(b)	3,000,000	2,999,977
Danaher Corp. 0.11%, due 2/5/10 (a)(b)	7,295,000	7,294,911
Deutsche Bank Financial LLC 0.11%, due 2/8/10 (b)	7,000,000	6,999,850
Devon Energy Corp. 0.18%, due 2/4/10 (a)(b)	3,600,000	3,599,946
Duke Energy Corp. 0.23%, due 2/19/10 (a)(b)	2,500,000	2,499,713
Emerson Electric Co.
0.09%, due 2/19/10 (a)(b)	3,000,000	2,999,865
0.10%, due 3/18/10 (a)(b)	3,000,000	2,999,625
0.11%, due 2/18/10 (a)(b)	6,000,000	5,999,688
General Electric Capital Corp. 0.13%, due 3/23/10 (b)	6,000,000	5,998,917
GlaxoSmithKline Finance PLC 0.11%, due 2/3/10 (a)(b)	5,000,000	4,999,969
Honeywell International, Inc. 0.11%, due 3/29/10 (a)(b)	5,000,000	4,999,144
John Deere Bank S.A.
0.11%, due 2/12/10 (a)(b)	6,000,000	5,999,798
0.12%, due 2/23/10 (a)(b)	8,000,000	7,999,413
Johnson & Johnson 0.22%, due 7/26/10 (a)(b)	8,000,000	7,991,444
Merck & Co., Inc. 0.07%, due 2/9/10 (a)(b)	5,000,000	4,999,900
Microsoft Corp. 0.16%, due 5/26/10 (a)(b)	7,000,000	6,996,453
Nestle Capital Corp. 0.10%, due 2/22/10 (a)(b)	7,700,000	7,699,551
NSTAR Electric Co. 0.10%, due 2/8/10 (b)	9,000,000	8,999,825
Oracle Corp. 0.10%, due 2/16/10 (a)(b)	6,000,000	5,999,750
Paccar Financial Corp.
0.09%, due 2/10/10 (b)	8,000,000	7,999,820
0.15%, due 4/22/10 (b)	6,000,000	5,998,000
0.16%, due 3/25/10 (b)	4,000,000	3,999,076
PepsiAmericas, Inc.
0.11%, due 2/16/10 (a)(b)	2,635,000	2,634,879
0.13%, due 2/8/10 (a)(b)	8,000,000	7,999,829
Pitney Bowes, Inc. 0.10%, due 2/26/10 (a)(b)	8,000,000	7,999,444
Private Export Funding Corp. 0.11%, due 3/17/10 (a)(b)	6,000,000	5,999,193
Procter & Gamble Co. 0.10%, due 2/2/10 (a)(b)	7,100,000	7,099,980
Roche Holding, Inc. 0.08%, due 2/1/10 (a)(b)	7,500,000	7,500,000
Societe Generale North America, Inc.
0.16%, due 2/10/10 (b)	6,000,000	5,999,760
0.17%, due 2/4/10 (b)	6,000,000	5,999,915
Southern Co. Funding Corp. 0.09%, due 2/11/10 (a)(b)	6,000,000	5,999,850
Walt Disney Co. (The) 0.09%, due 2/17/10 (a)(b)	5,000,000	4,999,800
Wisconsin Energy Corp. 0.20%, due 2/5/10 (a)(b)	4,000,000	3,999,911
		272,387,966
Corporate Bonds 9.9%
Bank of America Corp. 0.757%, due 12/2/10 (c)(d)	1,000,000	1,004,989
Bank of America N.A. 0.284%, due 9/13/10 (c)(d)	4,875,000	4,875,000
Citigroup, Inc. 0.807%, due 12/9/10 (c)(d)	4,000,000	4,021,166
General Electric Capital Corp.
0.335%, due 3/11/11 (c)(d)	3,250,000	3,250,000
0.887%, due 12/9/10 (c)(d)	2,000,000	2,012,680
Goldman Sachs Group, Inc. (The) 4.50%, due 6/15/10	3,400,000	3,446,709
Inter-American Development Bank (Discount Note) 0.152%, due 4/6/10 (b)	4,500,000	4,498,800
International Bank for Reconstruction & Development (Discount Notes)
0.074%, due 2/1/10 (b)	3,100,000	3,100,000
0.10%, due 3/1/10 (b)	2,400,000	2,399,813
0.104%, due 2/16/10 (b)	2,425,000	2,424,899
0.125%, due 3/15/10 (b)	6,000,000	5,999,125
KeyCorp 0.904%, due 12/15/10 (c)(d)	5,000,000	5,031,887
Praxair, Inc. 0.346%, due 5/26/10 (c)	3,700,000	3,700,000
Roche Holdings, Inc. 1.262%, due 2/25/10 (a)(c)	5,500,000	5,500,000
SunTrust Bank 0.904%, due 12/16/10 (c)(d)	1,750,000	1,761,635
		53,026,703
Repurchase Agreements 9.4%
Bank of America N.A. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $13,000,108 (Collateralized by a United States Treasury Note, with a rate of 2.0% and a maturity date of 4/15/12, with a Principal Amount of $11,772,000 and a Market Value of $13,260,030)	13,000,000	13,000,000
Deutsche Bank Securities, Inc. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $11,582,097 (Collateralized by a United States Treasury Note, with a zero coupon rate and maturity date of 2/15/12, with a Principal Amount of $12,036,190 and a Market Value of $11,813,641)	11,582,000	11,582,000
Morgan Stanley Co. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $13,000,108 (Collateralized by a United States Treasury Note, with a rate of 2.375% and a maturity date of 3/31/16, with a Principal Amount of $13,543,600 and a Market Value of $13,260,064)	13,000,000	13,000,000
SG Americas Securities LLC 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $13,000,108 (Collateralized by a United States Treasury Note, with a rate of 3.125% and a maturity date of 10/31/16, with a Principal Amount of $13,118,100 and a Market Value of $13,260,029)	13,000,000	13,000,000
		50,582,000
U.S. Government & Federal Agencies 26.7%
Federal Farm Credit Bank
0.151%, due 7/28/10 (c)	6,000,000	6,000,000
2.75%, due 5/4/10	2,000,000	2,010,086
3.75%, due 12/6/10	2,700,000	2,777,950
5.25%, due 9/13/10	4,625,000	4,755,898
Federal Farm Credit Bank (Discount Notes)
0.40%, due 5/3/10 (b)	4,000,000	3,995,956
1.05%, due 3/18/10 (b)	6,500,000	6,499,880
Federal Home Loan Bank
0.141%, due 3/26/10 (c)	4,945,000	4,945,053
0.235%, due 2/19/10 (c)	7,250,000	7,250,470
0.50%, due 10/29/10	3,500,000	3,500,000
0.55%, due 8/4/10	3,000,000	3,000,655
0.60%, due 6/15/10	4,000,000	4,002,583
0.60%, due 6/25/10	10,000,000	10,004,108
0.80%, due 4/23/10	6,000,000	6,000,000
Federal Home Loan Bank (Discount Note) 0.41%, due 4/27/10 (b)	1,000,000	999,032
1.05%, due 2/26/10 (b)	4,000,000	3,999,950
1.10%, due 3/16/10 (b)	6,500,000	6,499,142
Federal Home Loan Mortgage Corporation 2.875%, due 6/28/10	2,000,000	2,019,741
Federal Home Loan Mortgage Corporation (Discount Note) 0.04%, due 2/8/10 (b)	6,000,000	5,999,953
Federal National Mortgage Association
2.875%, due 10/12/10	2,000,000	2,033,019
3.25%, due 2/10/10	4,000,000	4,002,157
4.125%, due 5/15/10	4,400,000	4,447,558
Federal National Mortgage Association (Discount Note) 0.04%, due 2/2/10 (b)	6,000,000	5,999,993
United States Treasury Bills
0.16%, due 7/1/10 (b)	1,500,000	1,499,000
0.24%, due 7/15/10 (b)	700,000	699,235
0.295%, due 4/1/10 (b)	1,000,000	999,517
0.41%, due 6/10/10 (b)	3,000,000	2,995,592
0.478%, due 7/29/10 (b)	3,800,000	3,791,169
United States Treasury Notes
0.875%, due 1/31/11	9,000,000	9,043,164
1.50%, due 10/31/10	6,200,000	6,249,920
2.00%, due 9/30/10	9,200,000	9,297,228
2.375%, due 8/31/10	3,400,000	3,439,681
2.875%, due 6/30/10	4,000,000	4,036,751
		142,794,441
Yankee Bond 0.4% (e)
Procter & Gamble International Funding SCA 0.525%, due 2/8/10 (c)	1,950,000	1,950,000
		1,950,000
Total Short-Term Investments (Amortized Cost $534,445,788) (f)	99.8%	534,445,788

Other Assets, Less Liabilities	0.2	1,163,824
Net Assets	100.0%	$535,609,612

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate – Rate shown is the rate in effect at January 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond – dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$13,704,678	$—	$13,704,678
Commercial Paper	—	272,387,966	—	272,387,966
Corporate Bonds	—	53,026,703	—	53,026,703
Repurchase Agreements	—	50,582,000	—	50,582,000
U.S. Government & Federal Agencies		142,794,441		142,794,441
Yankee Bond	—	1,950,000	—	1,950,000
Total Investments in Securities	$—	$534,445,788	$—	$534,445,788

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund

Portfolio of Investments January 31, 2010 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.2%†
Asset-Backed Securities 3.0%
Ally Auto Receivables Trust Series 2009-B, Class A1 0.305%, due 11/15/10 (a)	$458,935	$458,935
Bank of America Auto Trust
Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	1,000,000	1,000,000
Series 2009-3A, Class A1 0.296%, due 11/15/10 (a)	313,748	313,748
Carmax Auto Owner Trust Series 2009-2, Class A1 0.279%, due 11/15/10	367,089	367,089
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	550,150	550,150
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	38,584	38,584
CNH Equipment Trust Series 2009-C, Class A1 0.421%, due 12/3/10	342,361	342,361
Ford Credit Auto Owner Trust
Series 2009-E, Class A1 0.295%, due 12/15/10 (a)	431,034	431,034
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	842	842
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	459,565	459,565
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	80,607	80,607
World Omni Automobile Lease Securitization Trust Series 2009-A, Class A1 0.403%, due 11/15/10	287,633	287,633
		4,330,548
Commercial Paper 42.6%
American Honda Finance Corp.
0.13%, due 2/8/10 (b)	1,000,000	999,975
0.14%, due 2/2/10 (b)	4,000,000	3,999,984
Basin Electric Power Cooperative
0.19%, due 2/17/10 (a)(b)	1,000,000	999,916
0.20%, due 2/11/10 (a)(b)	1,000,000	999,944
Becton Dickinson & Co. 0.11%, due 3/1/10 (b)	1,500,000	1,499,872
BNP Paribas Finance, Inc.
0.13%, due 2/12/10 (b)	1,500,000	1,499,940
0.13%, due 2/22/10 (b)	1,500,000	1,499,886
Campbell Soup Co.
0.50%, due 4/29/10 (a)(b)	2,000,000	1,997,583
0.60%, due 7/30/10 (a)(b)	1,500,000	1,495,525
Cargill, Inc.
0.20%, due 2/17/10 (a)(b)	2,000,000	1,999,884
0.41%, due 2/9/10 (a)(b)	500,000	499,989
Clorox Co. (The) 0.22%, due 2/11/10 (a)(b)	1,000,000	999,939
Coca-Cola Co. (The)
0.11%, due 3/16/10 (a)(b)	1,000,000	999,869
0.11%, due 3/22/10 (a)(b)	1,500,000	1,499,775
0.13%, due 2/3/10 (a)(b)	1,000,000	999,993
Colgate Palmolive Co.
0.07%, due 2/4/10 (a)(b)	500,000	499,997
0.07%, due 2/5/10 (a)(b)	500,000	499,996
Danaher Corp. 0.11%, due 2/5/10 (a)(b)	1,500,000	1,499,982
Deutsche Bank Financial LLC 0.11%, due 2/8/10 (b)	500,000	499,989
Devon Energy Corp. 0.18%, due 2/4/10 (a)(b)	1,000,000	999,985
Duke Energy Corp. 0.23%, due 2/19/10 (a)(b)	1,000,000	999,885
Emerson Electric Co.
0.09%, due 2/19/10 (a)(b)	500,000	499,978
0.10%, due 3/18/10 (a)(b)	1,000,000	999,875
0.11%, due 2/18/10 (a)(b)	2,000,000	1,999,896
General Electric Capital Corp. 0.13%, due 3/23/10 (b)	1,500,000	1,499,729
GlaxoSmithKline Finance PLC 0.11%, due 2/3/10 (a)(b)	1,000,000	999,994
Honeywell International, Inc. 0.11%, due 3/29/10 (a)(b)	1,000,000	999,829
John Deere Bank S.A.
0.11%, due 2/12/10 (a)(b)	1,500,000	1,499,950
0.12%, due 2/23/10 (a)(b)	1,000,000	999,927
Johnson & Johnson 0.22%, due 7/26/10 (a)(b)	500,000	499,465
Merck & Co., Inc. 0.07%, due 2/9/10 (a)(b)	1,000,000	999,980
Microsoft Corp. 0.16%, due 5/26/10 (a)(b)	1,000,000	999,493
Nestle Capital Corp. 0.10%, due 2/22/10 (a)(b)	3,500,000	3,499,796
NSTAR Electric Co. 0.10%, due 2/8/10 (b)	500,000	499,990
Oracle Corp. 0.10%, due 2/16/10 (a)(b)	1,500,000	1,499,938
Paccar Financial Corp.
0.09%, due 2/10/10 (b)	500,000	499,989
0.15%, due 4/22/10 (b)	1,500,000	1,499,500
0.16%, due 3/25/10 (b)	1,000,000	999,769
PepsiAmericas, Inc.
0.11%, due 2/16/10 (a)(b)	700,000	699,968
0.13%, due 2/8/10 (a)(b)	2,000,000	1,999,957
Pitney Bowes, Inc. 0.10%, due 2/26/10 (a)(b)	500,000	499,965
Private Export Funding Corp. 0.11%, due 3/17/10 (a)(b)	1,500,000	1,499,798
Procter & Gamble Co. 0.10%, due 2/2/10 (a)(b)	1,500,000	1,499,996
Roche Holding, Inc. 0.08%, due 2/1/10 (a)(b)	500,000	500,000
Societe Generale North America, Inc.
0.16%, due 2/10/10 (b)	1,500,000	1,499,940
0.17%, due 2/4/10 (b)	1,500,000	1,499,979
Southern Co. Funding Corp. 0.09%, due 2/11/10 (a)(b)	1,500,000	1,499,962
Walt Disney Co. (The) 0.09%, due 2/17/10 (a)(b)	1,500,000	1,499,940
Wisconsin Energy Corp. 0.20%, due 2/5/10 (a)(b)	1,000,000	999,978
		61,188,489
Corporate Bonds 12.5%
Bank of America Corp. 0.757%, due 12/2/10 (c)(d)	1,100,000	1,105,487
General Electric Capital Corp.
0.335%, due 3/11/11 (c)(d)	1,100,000	1,101,225
0.887%, due 12/9/10 (c)(d)	2,200,000	2,213,948
Goldman Sachs Group, Inc. (The) 4.50%, due 6/15/10	1,100,000	1,115,112
Inter-American Development Bank (Discount Note) 0.152%, due 4/6/10 (b)	1,000,000	999,733
International Bank for Reconstruction & Development (Discount Notes)
0.074%, due 2/1/10 (b)	900,000	900,000
0.10%, due 3/1/10 (b)	700,000	699,946
0.104%, due 2/16/10 (b)	700,000	699,971
0.125%, due 3/15/10 (b)	1,000,000	999,854
Praxair, Inc. 0.346%, due 5/26/10 (c)	1,200,000	1,200,000
Roche Holdings, Inc. 1.262%, due 2/25/10 (a)(c)	5,000,000	5,001,812
SunTrust Bank 0.904%, due 12/16/10 (c)(d)	1,900,000	1,912,632
		17,949,720
Repurchase Agreements 18.0%
Bank of America N.A. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $6,000,050 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 4/15/12, with a Principal Amount of $5,433,300 and a Market Value of $6,120,092)	6,000,000	6,000,000
Deutsche Bank Securities, Inc. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $7,864,066 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 5/15/31, with a Principal Amount of $22,325,986 and a Market Value of $8,021,280)	7,864,000	7,864,000
Morgan Stanley Co. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $6,000,050 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/31/16, with a Principal Amount of $6,250,900 and a Market Value of $6,120,037)	6,000,000	6,000,000
SG Americas Securities LLC 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $6,000,050 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 10/31/16, with a Principal Amount of $6,054,500 and a Market Value of $6,120,006)	6,000,000	6,000,000
		25,864,000
U.S. Government & Federal Agencies 24.1%
Federal Farm Credit Bank
0.151%, due 2/28/10 (c)	2,000,000	2,000,000
2.75%, due 5/4/10	1,000,000	1,005,043
3.75%, due 12/6/10	500,000	514,435
5.25%, due 9/13/10	1,000,000	1,028,302
Federal Home Loan Bank
0.50%, due 10/29/10	500,000	500,000
0.55%, due 8/4/10	1,000,000	1,000,218
0.60%, due 6/15/10	1,000,000	1,000,646
0.60%, due 6/25/10	4,000,000	4,001,643
0.80%, due 4/23/10	1,000,000	1,000,000
0.90%, due 4/7/10	2,000,000	2,000,320
Federal Home Loan Bank (Discount Note) 0.41%, due 4/27/10 (b)	1,000,000	999,032
Federal Home Loan Mortgage Corporation 2.875%, due 6/28/10	1,000,000	1,009,870
Federal Home Loan Mortgage Corporation (Discount Note) 0.04%, due 2/8/10 (b)	1,750,000	1,749,987
Federal National Mortgage Association
2.875%, due 10/12/10	2,000,000	2,033,019
4.125%, due 5/15/10	1,400,000	1,415,132
Federal National Mortgage Association (Discount Note) 0.04%, due 2/2/10 (b)	1,750,000	1,749,998
United States Treasury Bills
0.16%, due 7/1/10 (b)	500,000	499,667
0.24%, due 7/15/10 (b)	250,000	249,727
0.41%, due 6/10/10 (b)	1,000,000	998,531
0.478%, due 7/29/10 (b)	1,200,000	1,197,211
United States Treasury Notes
0.875%, due 1/31/11	1,500,000	1,507,691
1.50%, due 10/31/10	2,000,000	2,016,100
2.00%, due 9/30/10	3,000,000	3,031,695
2.375%, due 8/31/10	1,100,000	1,112,838
2.875%, due 6/30/10	1,000,000	1,009,188
		34,630,293
Total Short-Term Investments (Amortized Cost $143,963,050) (e)	100.2%	143,963,050

Other Assets, Less Liabilities	(0.2)	(225,141)
Net Assets	100.0%	$143,737,909

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$4,330,548	$—	$4,330,548
Commercial Paper	—	61,188,489	—	61,188,489
Corporate Bonds	—	17,949,720	—	17,949,720
Repurchase Agreements	—	25,864,000	—	25,864,000
U.S. Government & Federal Agencies	—	34,630,293	—	34,630,293
Total Investments in Securities	$—	$143,963,050	$—	$143,963,050

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2010 unaudited

		Principal Amount	Value
	Municipal Bonds 101.2%†
	Arizona 3.1%
	Arizona Health Facilities Authority Revenue, Banner Health Series A 5.00%, due 1/1/19	$700,000	$736,750
	Pima County Industrial Development Authority Lease Revenue, Metro Police Facility Series A 6.00%, due 7/1/41	4,000,000	4,251,120
	Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. 5.75%, due 9/1/29	1,000,000	1,011,970
	Scottsdale Arizona Industrial Development Authority Hospital Revenue, Scottsdale Healthcare 5.00%, due 9/1/17	1,720,000	1,755,845
			7,755,685
	California 16.0%
	California Health Facilities Financing Authority Revenue, Catholic Healthcare Series A 6.00%, due 7/1/34	3,000,000	3,147,210
	California Health Facilities Financing Authority Revenue, Providence Health Services Series B 5.50%, due 10/1/39	750,000	784,283
	California Infrastructure & Economic Development Bank Revenue, California Independent System Operator Corp. Series A 5.50%, due 2/1/30	1,000,000	1,024,560
¤	California State
	5.625%, due 4/1/26	4,500,000	4,671,000
	6.00%, due 11/1/35	2,500,000	2,553,400
	California State Public Works Revenue, Various Capital Project Series G1 5.75%, due 10/1/30	1,000,000	978,620
¤	California State, Refunding 6.25%, due 11/1/34	5,000,000	5,241,200
	El Dorado, California Union High School District Certificates of Participation, Refunding 5.75%, due 12/1/37	695,000	701,700
	Golden State Tobacco Securitization Corp. Series A 4.50%, due 6/1/27	4,620,000	4,248,182
	Los Angeles, California Harbor Department Revenue Series B 5.25%, due 8/1/34	3,500,000	3,621,765
	Los Rios, California Community College District Election Series D 5.375%, due 8/1/34	4,000,000	4,066,960
	Morongo, California Unified School District Election Series B 5.25%, due 8/1/38 (a)	3,600,000	3,615,732
¤	OMWD, California Financing Authority Revenue, Water Treatment Project 5.00%, due 6/1/39	5,210,000	5,291,276
			39,945,888
	Colorado 0.7%
	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program Series D-1 0.23%, due 7/1/36 (b)	800,000	800,000
	Denver, Colorado City & County Certificates of Participation, Refunding Series A2 0.18%, due 12/1/29 (b)	220,000	220,000
	Fronterra Village Metropolitan District, Colorado, Refunding 4.375%, due 12/1/36 (a)	1,105,000	777,898
			1,797,898
	Delaware 0.9%
	Delaware State Economic Development Authority Revenue Pollution Control, Delmarva Power Series C, Insured: AMBAC 4.90%, due 5/1/26 (a)(b)(c)	2,250,000	2,289,645

	District of Columbia 0.2%
	Columbia Water and Sewer Authority Revenue, Public Utilities 5.50%, due 10/1/28 (a)	400,000	480,732

	Florida 10.3%
	Citizens Property Insurance Corp. Revenue Series A-1 6.00%, due 6/1/16 (a)	2,220,000	2,455,564
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,201,460
	Highlands County Florida Health Facilities Authority Revenue Hospital, Adventist Health Systems Series D 5.375%, due 11/15/35 (d)	4,500,000	5,113,080
¤	Miami-Dade County Florida Aviation International Airport Revenue
	Series A 5.50%, due 10/1/26 (a)	2,000,000	2,061,000
	Series A-1 5.50%, due 10/1/29	3,000,000	3,105,090
	Miami-Dade County Florida Solid Waste System Revenue Insured: MBIA 5.00%, due 10/1/19 (a)(e)	1,735,000	1,836,792
	Miami-Dade County Florida Special Obligation, Subordinate Series B (zero coupon), due 10/1/31 (a)	16,935,000	3,909,445
	South Florida Water Management District Insured: AMBAC 5.00%, due 10/1/20 (a)(c)	4,725,000	5,064,775
			25,747,206
	Georgia 6.6%
	Atlanta, Georgia Water & Wastewater Revenue
	Series A 6.00%, due 11/1/22	2,000,000	2,182,120
	Series A 6.25%, due 11/1/39	4,000,000	4,236,160
	Dahlonega, Georgia Downtown Development Authority, North Georgia PHD LLC 5.25%, due 7/1/40 (a)	1,500,000	1,517,715
	Fulton County Georgia Development Authority Revenue, Piedmont Healthcare, Inc. Series A 5.00%, due 6/15/32	2,400,000	2,410,560
	Gainesville & Hall County Georgia Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Healthcare Series A 5.375%, due 2/15/40	3,000,000	2,910,780
	Monroe County, Georgia Development Authority, Oglethorpe Power Corp. Series B 4.625%, due 1/1/36 (a)(b)	3,250,000	3,270,313
			16,527,648
	Hawaii 1.3%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	3,000,000	3,225,000

	Illinois 7.5%
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: FSA 5.00%, due 7/1/23 (a)(f)	7,000,000	7,310,100
	Chicago, Illinois Waterworks Revenue Insured: FGIC 6.50%, due 11/1/15 (a)(g)	3,005,000	3,605,519
	Illinois State Sales Tax Revenue Second Series, Insured: FGIC 5.50%, due 6/15/17 (a)(g)	4,000,000	4,575,880
	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300 Insured: XLCA 5.00%, due 12/1/20 (a)(h)	3,000,000	3,187,260
			18,678,759
	Indiana 1.4%
	Indianapolis, Indiana Local Public Improvement Bond Bank, Indianapolis Airport Authority Series C-6 0.23%, due 1/1/33 (a)(b)	2,400,000	2,400,000
	Indianapolis, Indiana Public Improvement Bond Bank Series A 5.50%, due 1/1/38 (a)	1,100,000	1,182,148
			3,582,148
	Kansas 1.3%
	Arkansas City Public Building Commission Revenue, South Central Regional Medical Center 7.00%, due 9/1/29	3,000,000	3,147,000

	Louisiana 3.9%
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	4,000,000	4,320,840
	Louisiana Public Facilities Authority Revenue, Christus Health Series A 6.00%, due 7/1/29	1,600,000	1,689,440
	Louisiana State Citizens Property Insurance Corp. Assessment Revenue Series B 5.00%, due 6/1/20 (a)	2,500,000	2,516,425
	New Orleans, Louisiana Sewer Service Revenue
	6.00%, due 6/1/24 (a)	500,000	529,255
	6.25%, due 6/1/29 (a)	750,000	792,833
			9,848,793
	Massachusetts 3.2%
	Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Series E2 5.00%, due 7/1/18	3,500,000	3,581,970
	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	4,200,000	4,467,078
			8,049,048
	Michigan 2.4%
¤	Detroit, Michigan Sewer Disposal Revenue
	Series C-1 6.50%, due 7/1/24	1,000,000	1,110,770
	Series B 7.50%, due 7/1/33 (a)	3,900,000	4,644,705
	Michigan Tobacco Settlement Finance Authority 6.00%, due 6/1/34	250,000	214,990
			5,970,465
	Missouri 0.1%
	Missouri State Housing Development Commission Mortgage Revenue, Merlots Series A28 0.93%, due 9/1/32 (b)	300,000	300,000

	Nevada 2.4%
	Clark County Nevada Airport Revenue Series B 5.75%, due 7/1/42	1,800,000	1,854,792
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (a)(c)	4,000,000	4,168,440
			6,023,232
	New Hampshire 0.2%
	New Hampshire State Housing Finance Authority Single Family Revenue, Merlots
	Series A51 0.93%, due 7/1/30 (b)	300,000	300,000
	Series A82 0.93%, due 7/1/30 (b)	230,000	230,000
			530,000
	New Jersey 8.7%
	New Jersey Health Care Facilities Financing Authority Revenue, Cigarette Tax 5.625%, due 6/15/18	5,000,000	4,999,950
	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center 5.25%, due 1/1/31 (a)	3,020,000	3,118,603
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series A 5.75%, due 10/1/31	2,000,000	2,135,920
	New Jersey State Higher Education Assistance Authority Revenue, Student Loan Series A 6.125%, due 6/1/30 (a)	4,000,000	4,230,800
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility 6.75%, due 12/1/38 (a)	4,000,000	4,502,000
	Tobacco Settlement Financing Corp. Series 1A 4.50%, due 6/1/23	2,925,000	2,737,624
			21,724,897
	New Mexico 1.2%
	New Mexico Finance Authority State Transportation Revenue Series A, Insured: MBIA 5.00%, due 6/15/22 (a)(e)	2,750,000	2,953,060

	New York 4.5%
	Albany Industrial Development Agency Civic Facility Revenue Series A 5.50%, due 5/1/32 (a)	1,215,000	1,287,183
	New York State Dormitory Authority Lease Revenue Court Facilities City of New York 7.375%, due 5/15/10	1,375,000	1,402,995
	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA 6.00%, due 7/1/19 (a)(e)	2,000,000	2,409,900
	Series B 7.50%, due 5/15/11 (d)	1,250,000	1,355,400
	New York State Dormitory Authority Revenue Non State Supported Debt Series A 5.50%, due 5/1/37	1,000,000	1,012,200
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund Series A 7.50%, due 6/15/12	60,000	60,377
	Port Authority of New York and New Jersey 5.00%, due 10/1/22 (a)	3,725,000	3,765,454
			11,293,509
	North Carolina 2.6%
	North Carolina Eastern Municipal Power Agency Systems Revenue Series A 5.50%, due 1/1/12	2,000,000	2,152,580
	North Carolina Turnpike Authority Series A 5.75%, due 1/1/39 (a)	4,000,000	4,243,200
			6,395,780
	Ohio 1.5%
	Lucas County Ohio Hospital Revenue, Promedica Healthcare Obligated Group 5.375%, due 11/15/29 (a)	2,775,000	2,790,540
	Toledo-Lucas County Port Authority Development Revenue Series B 6.25%, due 5/15/24	1,030,000	948,568
			3,739,108
	Oregon 0.3%
	Medford, Oregon Hospital Facilities Authority Revenue, Asante Health System Series A 5.00%, due 8/15/40	800,000	779,224

	Pennsylvania 2.6%
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,249,000
	University of Pittsburgh Series B 5.50%, due 9/15/21	2,000,000	2,334,640
			6,583,640
	Puerto Rico 5.4%
¤	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Series C 5.50%, due 7/1/23 (a)	5,000,000	5,119,100
¤	Puerto Rico Commonwealth, Refunding, Public Improvement Series B 6.50%, due 7/1/37	5,000,000	5,288,200
	Puerto Rico Electric Power Authority Revenue Series WW 5.25%, due 7/1/33	3,000,000	2,999,880
			13,407,180
	South Carolina 3.4%
	South Carolina Jobs-Economic Development Authority/Economic Development Revenue, Bon Secours-St. Francis Medical Center Series A 5.625%, due 11/15/30	935,000	1,054,278
¤	South Carolina State Ports Authority Revenue 5.30%, due 7/1/26 (a)	7,500,000	7,530,225
			8,584,503
	Tennessee 0.8%
	Memphis-Shelby County Tennessee Airport Authority Revenue, Refunding Series B 5.75%, due 7/1/24	1,800,000	1,893,600

	Texas 6.1%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: FGIC 6.00%, due 11/1/28 (a)(g)(i)	4,000,000	4,004,520
	La Vernia Texas Higher Education Finance Corp. Revenue Series A 6.25%, due 8/15/39	865,000	883,658
	North Texas Throughway Authority Revenue Series F 5.75%, due 1/1/38	3,000,000	3,041,730
¤	San Antonio, Texas Electric & Gas (Escrow Shares) Series 2000 5.00%, due 2/1/17 (j)	5,040,000	5,590,317
	Texas State College Student Loan 5.50%, due 8/1/10 (i)	1,760,000	1,798,773
			15,318,998
	Washington 0.4%
	FYI Properties Wash Lease Revenue 5.50%, due 6/1/39	1,000,000	1,050,580

	Wisconsin 1.4%
	Monroe, Wisconsin Redevelopment Authority Revenue, Monroe Clinic, Inc. 5.875%, due 2/15/39	2,000,000	2,013,160
	Wisconsin State Health and Educational Facilities Authority Revenue 5.25%, due 4/1/39	1,500,000	1,505,295
			3,518,455
	Wyoming 0.8%
	Campbell County, Wyoming Solid Waste Facilities Revenue Series A 5.75%, due 7/15/39	2,000,000	2,110,380

	Total Municipal Bonds (Cost $243,286,101)		253,252,061

	Total Investments (Cost $243,286,101) (k)	101.2%	253,252,061

	Other Assets, Less Liabilities	(1.2)	(3,007,494)
	Net Assets	100.0%	$250,244,567

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(c)	AMBAC - Ambac Assurance Corp.
(d)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(e)	MBIA - MBIA Insurance Corp.
(f)	FSA - Financial Security Assurance, Inc.
(g)	FGIC - Financial Guaranty Insurance Co.
(h)	XLCA - XL Capital Assurance, Inc.
(i)	Interest on these securities is subject to alternative minimum tax.
(j)	Non-income producing security.
(k)	At January 31, 2010, cost is $243,286,101 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$10,301,615
Gross unrealized depreciation	(335,655)
Net unrealized appreciation	$9,965,960

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$253,252,061	$—	$253,252,061
Total Investments in Securities	$—	$253,252,061	$—	$253,252,061

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2010 unaudited

SECURITIES VALUATION.

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day a Fund is open for business ("valuation date"). Investments in other mutual funds are valued at their net asset values ("NAV") at the close of the New York Stock Exchange on the valuation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of January 31, 2010, 100% of total investments in loans were valued based on prices from such services. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less ("short-term investments") are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Money Market and Principal Preservation Funds are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2010, the Convertible, Diversified Income, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $915, $272,012, $1,427,782, $22,503,852 and $1,199,463, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Trustees, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At January 31, 2010, foreign securities held by the Funds were fair valued.

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a frame work that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended January 31, 2010, there have been no changes to the fair value methodologies.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and(2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2010